UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 – March 31, 2025

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dow 2x Strategy Fund

Class A | RYLDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$182	1.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 5.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.10%	25.01%	15.16%
Class A (with sales charge)†	0.11%	23.80%	14.60%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$50,312,057
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	1,015%
Total Advisory Fees Paid	$389,934

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class A | RYLDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYLDX-033125

Guggenheim Investments	2

Dow 2x Strategy Fund

Class C | RYCYX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$258	2.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.32%	24.09%	14.32%
Class C (with CDSC)‡	3.32%	24.09%	14.32%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$50,312,057
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	1,015%
Total Advisory Fees Paid	$389,934

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class C | RYCYX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCYX-033125

Guggenheim Investments	2

Dow 2x Strategy Fund

Class H | RYCVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 5.09%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	5.09%	25.00%	15.16%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$50,312,057
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	1,015%
Total Advisory Fees Paid	$389,934

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class H | RYCVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCVX-033125

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class A | RYIDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.75%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -5.55%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.55%	-27.07%	-23.63%
Class A (with sales charge)†	-10.05%	-27.77%	-24.00%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,659,248
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$34,350

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class A | RYIDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIDX-033125

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class C | RYCZX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$237	2.45%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -6.28%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.28%	-27.62%	-24.20%
Class C (with CDSC)‡	-7.18%	-27.62%	-24.20%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,659,248
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$34,350

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class C | RYCZX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCZX-033125

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class H | RYCWX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.76%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -5.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-5.58%	-27.08%	-23.63%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,659,248
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$34,350

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class H | RYCWX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCWX-033125

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class A | RYVLX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$175	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 1.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	1.05%	31.21%	25.18%
Class A (with sales charge)†	-3.75%	29.94%	24.57%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$811,227,387
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$8,264,458

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class A | RYVLX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVLX-033125

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class C | RYCCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$250	2.50%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 0.31%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	0.31%	30.20%	24.23%
Class C (with CDSC)‡	-0.63%	30.20%	24.23%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$811,227,387
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$8,264,458

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class C | RYCCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCCX-033125

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class H | RYVYX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$175	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 1.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	1.05%	31.21%	25.18%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$811,227,387
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$8,264,458

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class H | RYVYX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVYX-033125

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class A | RYVTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$180	1.90%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -10.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-10.05%	-38.05%	-34.49%
Class A (with sales charge)†	-14.35%	-38.64%	-34.81%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,950,257
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$258,938

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class A | RYVTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVTX-033125

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class C | RYCDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$249	2.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -10.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.86%	-38.52%	-34.92%
Class C (with CDSC)‡	-11.68%	-38.52%	-34.92%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,950,257
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$258,938

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class C | RYCDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCDX-033125

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class H | RYVNX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -10.24%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-10.24%	-38.04%	-34.48%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,950,257
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$258,938

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class H | RYVNX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVNX-033125

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class A | RYRUX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$168	1.84%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -17.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-17.65%	15.20%	2.84%
Class A (with sales charge)†	-21.57%	14.08%	2.34%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$42,729,307
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$406,513

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class A | RYRUX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRUX-033125

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class C | RYRLX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$236	2.60%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -18.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-18.26%	14.33%	2.07%
Class C (with CDSC)‡	-19.06%	14.33%	2.07%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$42,729,307
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$406,513

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class C | RYRLX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRLX-033125

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class H | RYRSX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$168	1.84%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -17.74%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-17.74%	15.11%	2.76%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$42,729,307
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$406,513

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class H | RYRSX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRSX-033125

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class A | RYIUX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$182	1.75%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 8.00%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.00%	-31.35%	-21.89%
Class A (with sales charge)†	2.87%	-32.01%	-22.27%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,540,666
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$37,531

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class A | RYIUX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIUX-033125

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class C | RYIZX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$258	2.49%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 7.16%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	7.16%	-31.87%	-22.47%
Class C (with CDSC)‡	6.16%	-31.87%	-22.47%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,540,666
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$37,531

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class C | RYIZX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIZX-033125

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class H | RYIRX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$189	1.82%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 7.97%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	7.97%	-31.51%	-22.00%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,540,666
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$37,531

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class H | RYIRX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIRX-033125

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class A | RYTTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$180	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.40%	29.42%	17.24%
Class A (with sales charge)†	1.35%	28.17%	16.67%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$180,862,111
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	1,197%
Total Advisory Fees Paid	$1,849,856

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class A | RYTTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTTX-033125

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class C | RYCTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$256	2.49%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 5.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	28.46%	16.37%
Class C (with CDSC)‡	4.63%	28.46%	16.37%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$180,862,111
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	1,197%
Total Advisory Fees Paid	$1,849,856

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class C | RYCTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCTX-033125

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class H | RYTNX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$180	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.39%	29.42%	17.23%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$180,862,111
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	1,197%
Total Advisory Fees Paid	$1,849,856

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class H | RYTNX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTNX-033125

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class A | RYTMX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -7.76%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-7.76%	-30.96%	-25.13%
Class A (with sales charge)†	-12.14%	-31.63%	-25.50%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$10,616,589
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$130,869

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class A | RYTMX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTMX-033125

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class C | RYCBX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.51%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -8.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-8.47%	-31.49%	-25.70%
Class C (with CDSC)‡	-9.31%	-31.49%	-25.70%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$10,616,589
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$130,869

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class C | RYCBX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCBX-033125

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class H | RYTPX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.75%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -7.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-7.41%	-30.90%	-25.10%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$10,616,589
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$130,869

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class H | RYTPX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTPX-033125

Guggenheim Investments	2

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended March 31, 2025 and March 31, 2024 were $165,818 and $158,581, respectively.

(b)       Audit Related Fees. The aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for the fiscal years ended March 31, 2025 and March 31, 2024 were $0 and $0, respectively.

(c)       Tax Fees: The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2025 and March 31, 2024 were $72,707 and $66,484, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)        All Other Fees. The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 31, 2025 and March 31, 2024 were $0 and $0, respectively.

(e)       Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable.

(g)        Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $72,707 and $66,484, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)        Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not required at this time.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management

Investment Companies.

3.31.2025

Rydex Funds Annual Financial Report

Domestic Equity Funds
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (ANNUAL FINANCIAL REPORT)
DOW 2x STRATEGY FUND	2
INVERSE DOW 2x STRATEGY FUND	8
NASDAQ-100® 2x STRATEGY FUND	14
INVERSE NASDAQ-100® 2x STRATEGY FUND	21
RUSSELL 2000® 2x STRATEGY FUND	27
INVERSE RUSSELL 2000® 2x STRATEGY FUND	51
S&P 500® 2x STRATEGY FUND	57
INVERSE S&P 500® 2x STRATEGY FUND	68
NOTES TO FINANCIAL STATEMENTS	74
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	90
OTHER INFORMATION	91
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	93
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	94
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	95
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	96

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS	March 31, 2025
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 88.3%

Financial - 21.7%
Goldman Sachs Group, Inc.	6,503	$3,552,524
Visa, Inc. — Class A	6,503	2,279,042
American Express Co.	6,503	1,749,632
Travelers Companies, Inc.	6,503	1,719,783
JPMorgan Chase & Co.	6,503	1,595,186
Total Financial		10,896,167

Consumer, Non-cyclical - 17.2%
UnitedHealth Group, Inc.	6,503	3,405,946
Amgen, Inc.	6,503	2,026,010
Procter & Gamble Co.	6,503	1,108,241
Johnson & Johnson	6,503	1,078,458
Merck & Company, Inc.	6,503	583,709
Coca-Cola Co.	6,503	465,745
Total Consumer, Non-cyclical		8,668,109

Technology - 15.8%
Microsoft Corp.	6,503	2,441,161
Salesforce, Inc.	6,503	1,745,145
International Business Machines Corp.	6,503	1,617,036
Apple, Inc.	6,503	1,444,512
NVIDIA Corp.	6,503	704,795
Total Technology		7,952,649

Industrial - 11.1%
Caterpillar, Inc.	6,503	2,144,689
Honeywell International, Inc.	6,503	1,377,010
Boeing Co.*	6,503	1,109,087
3M Co.	6,503	955,031
Total Industrial		5,585,817

Consumer, Cyclical - 10.7%
Home Depot, Inc.	6,503	2,383,285
McDonald’s Corp.	6,503	2,031,342
Walmart, Inc.	6,503	570,898
NIKE, Inc. — Class B	6,503	412,810
Total Consumer, Cyclical		5,398,335

Communications - 5.1%
Amazon.com, Inc.*	6,503	1,237,261
Walt Disney Co.	6,503	641,846
Cisco Systems, Inc.	6,503	401,300
Verizon Communications, Inc.	6,503	294,976
Total Communications		2,575,383

Basic Materials - 4.5%
Sherwin-Williams Co.	6,503	2,270,782

Energy - 2.2%
Chevron Corp.	6,503	1,087,887

Total Common Stocks
(Cost $31,547,203)		44,435,129

	Face Amount
U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
4.08% due 04/08/25[1,2]	$1,528,000	1,526,739
4.20% due 06/12/25[2,3]	1,450,000	1,437,849
4.19% due 06/12/25[2,3]	400,000	396,648
Total U.S. Treasury Bills
(Cost $3,361,225)		3,361,236

REPURCHASE AGREEMENTS††,4 - 6.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	1,899,626	1,899,626
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	1,455,850	1,455,850
Total Repurchase Agreements
(Cost $3,355,476)		3,355,476

Total Investments - 101.7%
(Cost $38,263,904)		$51,151,841
Other Assets & Liabilities, net - (1.7)%		(839,784)
Total Net Assets - 100.0%		$50,312,057

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	102	Jun 2025	$21,559,740	$(25,195)

2 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	315	$13,241,202	$(126,900)
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	509	21,360,654	(230,428)
							$34,601,856	$(357,328)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,435,129	$—	$—	$44,435,129
U.S. Treasury Bills	—	3,361,236	—	3,361,236
Repurchase Agreements	—	3,355,476	—	3,355,476
Total Assets	$44,435,129	$6,716,712	$—	$51,151,841

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$25,195	$—	$—	$25,195
Equity Index Swap Agreements**	—	357,328	—	357,328
Total Liabilities	$25,195	$357,328	$—	$382,523

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 3

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $34,908,428)	$47,796,365
Repurchase agreements, at value (cost $3,355,476)	3,355,476
Segregated cash with broker	195
Receivables:
Fund shares sold	380,447
Variation margin on futures contracts	215,730
Dividends	13,366
Interest	406
Total assets	51,761,985

Liabilities:
Unrealized depreciation on OTC swap agreements	357,328
Payable for:
Fund shares redeemed	938,777
Management fees	37,980
Swap settlement	31,068
Transfer agent fees	19,363
Distribution and service fees	11,445
Portfolio accounting and administration fees	4,432
Trustees’ fees*	525
Miscellaneous	49,010
Total liabilities	1,449,928
Net assets	$50,312,057

Net assets consist of:
Paid in capital	$41,490,529
Total distributable earnings (loss)	8,821,528
Net assets	$50,312,057
Class A:
Net assets	$8,367,563
Capital shares outstanding	51,770
Net asset value per share	$161.63
Maximum offering price per share (Net asset value divided by 95.25%)	$169.69
Class C:
Net assets	$1,484,601
Capital shares outstanding	11,146
Net asset value per share	$133.20
Class H:
Net assets	$40,459,893
Capital shares outstanding	251,411
Net asset value per share	$160.93

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends	767,851
Interest	345,550
Total investment income	1,113,401

Expenses:
Management fees	438,635
Distribution and service fees:
Class A	21,640
Class C	14,089
Class H	96,686
Transfer agent fees	103,996
Portfolio accounting and administration fees	99,925
Registration fees	65,765
Interest expense	25,103
Professional fees	12,731
Custodian fees	6,429
Trustees’ fees*	5,004
Miscellaneous	32,828
Total expenses	922,831
Less:
Expenses reimbursed by Adviser	(48,701)
Net expenses	874,130
Net investment income	239,271

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,719,905
Swap agreements	(254,431)
Futures contracts	433,922
Net realized gain	1,899,396
Net change in unrealized appreciation (depreciation) on:
Investments	(758,692)
Swap agreements	(956,150)
Futures contracts	(48,236)
Net change in unrealized appreciation (depreciation)	(1,763,078)
Net realized and unrealized gain	136,318
Net increase in net assets resulting from operations	$375,589

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

4 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$239,271	$286,718
Net realized gain on investments	1,899,396	6,491,380
Net change in unrealized appreciation (depreciation) on investments	(1,763,078)	4,648,779
Net increase in net assets resulting from operations	375,589	11,426,877

Distributions to shareholders:
Class A	(287,514)	(31,102)
Class C	(56,962)	(4,450)
Class H	(1,191,961)	(123,761)
Total distributions to shareholders	(1,536,437)	(159,313)

Capital share transactions:
Proceeds from sale of shares
Class A	6,636,258	4,509,574
Class C	1,458,886	522,506
Class H	795,382,268	470,669,490
Distributions reinvested
Class A	286,667	29,277
Class C	56,726	4,178
Class H	1,143,368	117,960
Cost of shares redeemed
Class A	(7,253,548)	(4,488,286)
Class C	(1,140,185)	(720,598)
Class H	(801,964,647)	(454,767,856)
Net increase (decrease) from capital share transactions	(5,394,207)	15,876,245
Net increase (decrease) in net assets	(6,555,055)	27,143,809

Net assets:
Beginning of year	56,867,112	29,723,303
End of year	$50,312,057	$56,867,112

Capital share activity:
Shares sold
Class A	39,369	35,583
Class C	10,658	4,903
Class H	4,749,783	3,627,368
Shares issued from reinvestment of distributions
Class A	1,591	215
Class C	381	37
Class H	6,373	869
Shares redeemed
Class A	(43,246)	(35,009)
Class C	(8,074)	(6,969)
Class H	(4,803,431)	(3,523,215)
Net increase (decrease) in shares	(46,596)	103,782

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 5

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$158.69	$116.66	$135.77	$128.55	$58.38
Income (loss) from investment operations:
Net investment income (loss)[a]	.83	1.10	.54	(.27)	(.08)
Net gain (loss) on investments (realized and unrealized)	7.86	41.51	(17.13)	13.56	70.25
Total from investment operations	8.69	42.61	(16.59)	13.29	70.17
Less distributions from:
Net investment income	(1.08)	(.58)	—	—	—
Net realized gains	(4.67)	—	(2.52)	(6.07)	—
Total distributions	(5.75)	(.58)	(2.52)	(6.07)	—
Net asset value, end of period	$161.63	$158.69	$116.66	$135.77	$128.55

Total Return[b]	5.10%	36.66%	(12.23%)	10.00%	120.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,368	$8,578	$6,214	$9,374	$10,886
Ratios to average net assets:
Net investment income (loss)	0.50%	0.85%	0.46%	(0.19%)	(0.08%)
Total expenses	1.87%	1.93%	1.90%	1.79%	1.84%
Net expenses[c]	1.77%	1.85%	1.86%	1.79%	1.84%
Portfolio turnover rate	1,015%	552%	516%	197%	172%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$132.60	$98.26	$115.67	$111.12	$50.84
Income (loss) from investment operations:
Net investment income (loss)[a]	(.33)	.14	(.28)	(1.13)	(.64)
Net gain (loss) on investments (realized and unrealized)	6.68	34.78	(14.61)	11.75	60.92
Total from investment operations	6.35	34.92	(14.89)	10.62	60.28
Less distributions from:
Net investment income	(1.08)	(.58)	—	—	—
Net realized gains	(4.67)	—	(2.52)	(6.07)	—
Total distributions	(5.75)	(.58)	(2.52)	(6.07)	—
Net asset value, end of period	$133.20	$132.60	$98.26	$115.67	$111.12

Total Return[b]	4.32%	35.65%	(12.86%)	9.16%	118.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,485	$1,085	$1,003	$1,595	$1,932
Ratios to average net assets:
Net investment income (loss)	(0.24%)	0.13%	(0.28%)	(0.93%)	(0.81%)
Total expenses	2.62%	2.64%	2.65%	2.54%	2.59%
Net expenses[c]	2.53%	2.55%	2.61%	2.54%	2.59%
Portfolio turnover rate	1,015%	552%	516%	197%	172%

6 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$158.04	$116.21	$135.28	$128.11	$58.19
Income (loss) from investment operations:
Net investment income (loss)[a]	.85	1.02	.63	(.24)	(.08)
Net gain (loss) on investments (realized and unrealized)	7.79	41.39	(17.18)	13.48	70.00
Total from investment operations	8.64	42.41	(16.55)	13.24	69.92
Less distributions from:
Net investment income	(1.08)	(.58)	—	—	—
Net realized gains	(4.67)	—	(2.52)	(6.07)	—
Total distributions	(5.75)	(.58)	(2.52)	(6.07)	—
Net asset value, end of period	$160.93	$158.04	$116.21	$135.28	$128.11

Total Return	5.09%	36.63%	(12.25%)	10.00%	120.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,460	$47,204	$22,506	$27,732	$46,513
Ratios to average net assets:
Net investment income (loss)	0.52%	0.79%	0.54%	(0.17%)	(0.09%)
Total expenses	1.87%	1.93%	1.91%	1.79%	1.84%
Net expenses[c]	1.77%	1.85%	1.87%	1.79%	1.84%
Portfolio turnover rate	1,015%	552%	516%	197%	172%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 37.3%
U.S. Treasury Bills
4.20% due 06/12/25[1,2]	$1,700,000	$1,685,754
4.08% due 04/08/25[2,3]	51,000	50,958
Total U.S. Treasury Bills
(Cost $1,736,692)		1,736,712
REPURCHASE AGREEMENTS††,4 - 38.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[1]	1,018,330	1,018,330
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[1]	780,435	780,435
Total Repurchase Agreements
(Cost $1,798,765)		1,798,765

Total Investments - 75.9%
(Cost $3,535,457)		$3,535,477
Other Assets & Liabilities, net - 24.1%		1,123,771
Total Net Assets - 100.0%		$4,659,248

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	6	Jun 2025	$1,268,220	$(3,602)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.94% (SOFR + 0.60%)	At Maturity	06/26/25	121	$5,087,829	$46,527
BNP Paribas	Dow Jones Industrial Average	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/25	68	2,842,872	30,675
							$7,930,701	$77,202

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

8 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$1,736,712	$—	$1,736,712
Repurchase Agreements	—	1,798,765	—	1,798,765
Equity Index Swap Agreements**	—	77,202	—	77,202
Total Assets	$—	$3,612,679	$—	$3,612,679

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,602	$—	$—	$3,602

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 9

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $1,736,692)	$1,736,712
Repurchase agreements, at value (cost $1,798,765)	1,798,765
Cash	6
Segregated cash with broker	31
Unrealized appreciation on OTC swap agreements	77,202
Receivables:
Fund shares sold	1,078,874
Swap settlement	35,063
Interest	218
Total assets	4,726,871

Liabilities:
Payable for:
Fund shares redeemed	50,005
Management fees	5,329
Variation margin on futures contracts	3,630
Transfer agent fees	2,051
Distribution and service fees	1,542
Portfolio accounting and administration fees	622
Trustees’ fees*	49
Miscellaneous	4,395
Total liabilities	67,623
Net assets	$4,659,248

Net assets consist of:
Paid in capital	$54,379,777
Total distributable earnings (loss)	(49,720,529)
Net assets	$4,659,248
Class A:
Net assets	$904,763
Capital shares outstanding	6,181
Net asset value per share	$146.38
Maximum offering price per share (Net asset value divided by 95.25%)	$153.68
Class C:
Net assets	$103,182
Capital shares outstanding	839
Net asset value per share	$122.98
Class H:
Net assets	$3,651,303
Capital shares outstanding	24,890
Net asset value per share	$146.70

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$218,546
Total investment income	218,546

Expenses:
Management fees	38,642
Distribution and service fees:
Class A	1,322
Class C	1,669
Class H	8,998
Transfer agent fees	9,228
Portfolio accounting and administration fees	8,806
Registration fees	5,899
Interest expense	2,425
Professional fees	1,270
Custodian fees	550
Trustees’ fees*	471
Miscellaneous	1,628
Total expenses	80,908
Less:
Expenses reimbursed by Adviser	(4,292)
Net expenses	76,616
Net investment income	141,930

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1)
Swap agreements	(1,099,717)
Futures contracts	(83,642)
Net realized loss	(1,183,360)
Net change in unrealized appreciation (depreciation) on:
Investments	28
Swap agreements	162,487
Futures contracts	12,352
Net change in unrealized appreciation (depreciation)	174,867
Net realized and unrealized loss	(1,008,493)
Net decrease in net assets resulting from operations	$(866,563)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

10 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$141,930	$173,966
Net realized loss on investments	(1,183,360)	(1,471,082)
Net change in unrealized appreciation (depreciation) on investments	174,867	131,819
Net decrease in net assets resulting from operations	(866,563)	(1,165,297)

Distributions to shareholders:
Class A	(29,295)	(7,283)
Class C	(6,955)	(2,092)
Class H	(137,716)	(24,284)
Total distributions to shareholders	(173,966)	(33,659)

Capital share transactions:
Proceeds from sale of shares
Class A	6,465,494	3,912,592
Class C	383,253	472,786
Class H	171,886,238	101,320,363
Distributions reinvested
Class A	29,280	7,241
Class C	6,800	1,809
Class H	133,753	24,231
Cost of shares redeemed
Class A	(5,952,491)	(4,278,100)
Class C	(437,443)	(500,056)
Class H	(170,924,824)	(100,554,091)
Net increase from capital share transactions	1,590,060	406,775
Net increase (decrease) in net assets	549,531	(792,181)

Net assets:
Beginning of year	4,109,717	4,901,898
End of year	$4,659,248	$4,109,717

Capital share activity*:
Shares sold
Class A	43,355	19,489
Class C	3,055	2,631
Class H	1,149,818	517,706
Shares issued from reinvestment of distributions
Class A	221	39
Class C	61	11
Class H	1,007	130
Shares redeemed
Class A	(40,133)	(21,166)
Class C	(3,543)	(2,762)
Class H	(1,147,593)	(513,197)
Net increase in shares	6,248	2,881

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 11

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$160.98	$216.70	$217.48	$266.97	$743.47
Income (loss) from investment operations:
Net investment income (loss)[a]	5.01	7.10	1.50	(3.50)	(1.30)
Net gain (loss) on investments (realized and unrealized)	(14.46)	(61.32)	(2.28)	(45.99)	(475.05)
Total from investment operations	(9.45)	(54.22)	(.78)	(49.49)	(476.35)
Less distributions from:
Net investment income	(5.15)	(1.50)	—	—	(.15)
Total distributions	(5.15)	(1.50)	—	—	(.15)
Net asset value, end of period	$146.38	$160.98	$216.70	$217.48	$266.97

Total Return[b]	(5.55%)	(25.16%)	(0.37%)	(18.52%)	(64.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$905	$441	$948	$629	$387
Ratios to average net assets:
Net investment income (loss)	3.33%	3.55%	0.64%	(1.56%)	(1.66%)
Total expenses	1.85%	1.85%	2.03%	1.77%	1.85%
Net expenses[c]	1.75%	1.77%	2.00%	1.77%	1.85%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$137.31	$186.38	$188.52	$233.24	$653.69
Income (loss) from investment operations:
Net investment income (loss)[a]	3.58	4.90	(2.25)	(4.50)	(1.50)
Net gain (loss) on investments (realized and unrealized)	(12.76)	(52.47)	.11 [e]	(40.22)	(418.80)
Total from investment operations	(9.18)	(47.57)	(2.14)	(44.72)	(420.30)
Less distributions from:
Net investment income	(5.15)	(1.50)	—	—	(.15)
Total distributions	(5.15)	(1.50)	—	—	(.15)
Net asset value, end of period	$122.98	$137.31	$186.38	$188.52	$233.24

Total Return[b]	(6.28%)	(25.71%)	(1.11%)	(19.19%)	(64.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103	$174	$258	$1,380	$259
Ratios to average net assets:
Net investment income (loss)	2.77%	2.86%	(1.10%)	(2.33%)	(2.41%)
Total expenses	2.55%	2.59%	2.72%	2.52%	2.59%
Net expenses[c]	2.45%	2.51%	2.70%	2.52%	2.59%
Portfolio turnover rate	—	—	—	—	—

12 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$161.38	$217.14	$218.03	$267.98	$745.63
Income (loss) from investment operations:
Net investment income (loss)[a]	4.70	7.00	1.85	(3.45)	(1.10)
Net gain (loss) on investments (realized and unrealized)	(14.23)	(61.26)	(2.74)	(46.50)	(476.40)
Total from investment operations	(9.53)	(54.26)	(.89)	(49.95)	(477.50)
Less distributions from:
Net investment income	(5.15)	(1.50)	—	—	(.15)
Total distributions	(5.15)	(1.50)	—	—	(.15)
Net asset value, end of period	$146.70	$161.38	$217.14	$218.03	$267.98

Total Return	(5.58%)	(25.13%)	(0.41%)	(18.64%)	(64.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,651	$3,495	$3,695	$2,653	$2,531
Ratios to average net assets:
Net investment income (loss)	3.33%	3.61%	0.82%	(1.58%)	(1.66%)
Total expenses	1.86%	1.90%	2.04%	1.80%	1.84%
Net expenses[c]	1.76%	1.82%	2.01%	1.80%	1.84%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS	March 31, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 75.3%

Technology - 35.8%
Apple, Inc.	258,344	$57,385,953
Microsoft Corp.	127,847	47,992,485
NVIDIA Corp.	419,622	45,478,632
Broadcom, Inc.	133,324	22,322,437
Palantir Technologies, Inc. — Class A*	95,154	8,030,998
Intuit, Inc.	11,828	7,262,274
QUALCOMM, Inc.	46,796	7,188,334
Adobe, Inc.*	18,401	7,057,336
Advanced Micro Devices, Inc.*	68,563	7,044,163
Texas Instruments, Inc.	38,517	6,921,505
Applied Materials, Inc.	34,375	4,988,500
Analog Devices, Inc.	20,985	4,232,045
Intel Corp.*	183,205	4,160,586
Micron Technology, Inc.	47,141	4,096,081
Lam Research Corp.	54,312	3,948,482
KLA Corp.	5,622	3,821,836
Crowdstrike Holdings, Inc. — Class A*	9,894	3,488,427
AppLovin Corp. — Class A*	13,085	3,467,132
Fortinet, Inc.*	32,536	3,131,915
Cadence Design Systems, Inc.*	11,598	2,949,719
MicroStrategy, Inc. — Class A*	10,058	2,899,420
Synopsys, Inc.*	6,542	2,805,537
Roper Technologies, Inc.	4,544	2,679,051
ASML Holding N.V. — Class G	3,821	2,531,909
Autodesk, Inc.*	9,097	2,381,595
Paychex, Inc.	15,234	2,350,301
Marvell Technology, Inc.	36,611	2,254,139
Workday, Inc. — Class A*	9,054	2,114,381
NXP Semiconductor N.V.	10,731	2,039,534
Cognizant Technology Solutions Corp. — Class A	20,927	1,600,915
Electronic Arts, Inc.	11,027	1,593,622
Take-Two Interactive Software, Inc.*	7,468	1,547,743
Atlassian Corp. — Class A*	6,939	1,472,525
Datadog, Inc. — Class A*	13,423	1,331,696
Zscaler, Inc.*	6,492	1,288,143
ANSYS, Inc.*	3,709	1,174,121
Microchip Technology, Inc.	22,755	1,101,570
GLOBALFOUNDRIES, Inc.*	23,383	863,066
ON Semiconductor Corp.*	17,831	725,543
ARM Holdings plc ADR*,1	5,539	591,510
MongoDB, Inc.*	3,151	552,685
Total Technology		290,867,846

Communications - 20.0%
Amazon.com, Inc.*	182,256	34,676,027
Meta Platforms, Inc. — Class A	37,661	21,706,294
Netflix, Inc.*	18,099	16,877,860
Alphabet, Inc. — Class A	100,314	15,512,557
Alphabet, Inc. — Class C	94,535	14,769,203
T-Mobile US, Inc.	48,308	12,884,227
Cisco Systems, Inc.	168,324	10,387,274
Booking Holdings, Inc.	1,388	6,394,391
Comcast Corp. — Class A	159,578	5,888,428
Palo Alto Networks, Inc.*	28,014	4,780,309
MercadoLibre, Inc.*	2,145	4,184,616
PDD Holdings, Inc. ADR*	28,260	3,344,571
DoorDash, Inc. — Class A*	16,691	3,050,614
Charter Communications, Inc. — Class A*	6,006	2,213,391
Airbnb, Inc. — Class A*	18,315	2,187,910
Warner Bros Discovery, Inc.*	103,863	1,114,450
Trade Desk, Inc. — Class A*	19,142	1,047,450
CDW Corp.	5,606	898,418
Total Communications		161,917,990

Consumer, Non-cyclical - 8.5%
PepsiCo, Inc.	58,029	8,700,868
Intuitive Surgical, Inc.*	15,090	7,473,624
Amgen, Inc.	22,729	7,081,220
Gilead Sciences, Inc.	52,691	5,904,027
Vertex Pharmaceuticals, Inc.*	10,865	5,267,569
Automatic Data Processing, Inc.	17,215	5,259,699
Mondelez International, Inc. — Class A	54,730	3,713,431
Cintas Corp.	17,074	3,509,219
Regeneron Pharmaceuticals, Inc.	4,549	2,885,112
PayPal Holdings, Inc.*	41,855	2,731,039
Monster Beverage Corp.*	41,175	2,409,561
Keurig Dr Pepper, Inc.	57,405	1,964,399
AstraZeneca plc ADR	24,638	1,810,893
Verisk Analytics, Inc. — Class A	5,935	1,766,375
Coca-Cola Europacific Partners plc	19,503	1,697,346
GE HealthCare Technologies, Inc.	19,349	1,561,658
Kraft Heinz Co.	50,561	1,538,571
IDEXX Laboratories, Inc.*	3,441	1,445,048
Dexcom, Inc.*	16,534	1,129,107
Biogen, Inc.*	6,193	847,450
Total Consumer, Non-cyclical		68,696,216

Consumer, Cyclical - 6.7%
Costco Wholesale Corp.	18,782	17,763,640
Tesla, Inc.*	62,507	16,199,314
Starbucks Corp.	48,061	4,714,304
O’Reilly Automotive, Inc.*	2,423	3,471,141
Marriott International, Inc. — Class A	11,665	2,778,603
Copart, Inc.*	40,876	2,313,173
PACCAR, Inc.	22,205	2,162,101
Fastenal Co.	24,263	1,881,595
Ross Stores, Inc.	13,959	1,783,821
Lululemon Athletica, Inc.*	4,920	1,392,655
Total Consumer, Cyclical		54,460,347

Industrial - 1.4%
Honeywell International, Inc.	27,498	5,822,701
CSX Corp.	80,162	2,359,168
Axon Enterprise, Inc.*	3,242	1,705,130
Old Dominion Freight Line, Inc.	8,993	1,487,892
Total Industrial		11,374,891

Basic Materials - 1.1%
Linde plc	20,009	9,316,991

14 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.1%
Constellation Energy Corp.	13,237	$2,668,976
American Electric Power Company, Inc.	22,560	2,465,131
Exelon Corp.	42,531	1,959,829
Xcel Energy, Inc.	24,310	1,720,905
Total Utilities		8,814,841

Energy - 0.5%
Diamondback Energy, Inc.	12,246	1,957,891
Baker Hughes Co.	41,892	1,841,153
Total Energy		3,799,044

Financial - 0.2%
CoStar Group, Inc.*	17,353	1,374,878

Total Common Stocks
(Cost $272,942,915)		610,623,044

	Face Amount
U.S. TREASURY BILLS†† - 15.8%
U.S. Treasury Bills
4.16% due 06/05/25[2,3]	$59,000,000	58,553,116
4.21% due 04/01/25[3]	40,000,000	40,000,000
4.08% due 04/08/25[3,4]	20,913,000	20,895,734
4.20% due 06/12/25[2,3]	9,150,000	9,073,323
4.19% due 06/12/25[2,3]	150,000	148,743
Total U.S. Treasury Bills
(Cost $128,669,754)		128,670,916

REPURCHASE AGREEMENTS††,5 - 9.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	45,525,465	45,525,465
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	34,890,166	34,890,166
Total Repurchase Agreements
(Cost $80,415,631)		80,415,631

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	418,220	418,220
Total Securities Lending Collateral
(Cost $418,220)		418,220

Total Investments - 101.1%
(Cost $482,446,520)		$820,127,811
Other Assets & Liabilities, net - (1.1)%		(8,900,424)
Total Net Assets - 100.0%		$811,227,387

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1,425	Jun 2025	$554,317,875	$(9,142,407)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.34% (SOFR + 1.00%)	At Maturity	06/26/25	1,944	$37,472,649	$(1,241,171)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	5,526	106,529,977	(3,099,010)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	16,338	314,977,345	(16,162,506)
							$458,979,971	$(20,502,687)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$610,623,044	$—	$—	$610,623,044
U.S. Treasury Bills	—	128,670,916	—	128,670,916
Repurchase Agreements	—	80,415,631	—	80,415,631
Securities Lending Collateral	418,220	—	—	418,220
Total Assets	$611,041,264	$209,086,547	$—	$820,127,811

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$9,142,407	$—	$—	$9,142,407
Equity Index Swap Agreements**	—	20,502,687	—	20,502,687
Total Liabilities	$9,142,407	$20,502,687	$—	$29,645,094

**	This derivative is reported as unrealized appreciation/depreciation at period end.

16 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $406,016 of securities loaned (cost $402,030,889)	$739,712,180
Repurchase agreements, at value (cost $80,415,631)	80,415,631
Segregated cash with broker	12,507,230
Receivables:
Fund shares sold	6,145,216
Dividends	115,063
Investment Adviser	10,656
Interest	9,729
Securities lending income	17
Total assets	838,915,722

Liabilities:
Unrealized depreciation on OTC swap agreements	20,502,687
Payable for:
Fund shares redeemed	2,783,323
Swap settlement	2,083,984
Management fees	549,342
Return of securities lending collateral	418,220
Transfer agent fees	345,006
Variation margin on futures contracts	206,625
Distribution and service fees	156,050
Portfolio accounting and administration fees	64,090
Trustees’ fees*	10,016
Miscellaneous	568,992
Total liabilities	27,688,335
Net assets	$811,227,387

Net assets consist of:
Paid in capital	$585,707,212
Total distributable earnings (loss)	225,520,175
Net assets	$811,227,387
Class A:
Net assets	$97,246,073
Capital shares outstanding	215,284
Net asset value per share	$451.71
Maximum offering price per share (Net asset value divided by 95.25%)	$474.24
Class C:
Net assets	$5,443,703
Capital shares outstanding	17,169
Net asset value per share	$317.07
Class H:
Net assets	$708,537,611
Capital shares outstanding	1,569,074
Net asset value per share	$451.56

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $9,848)	$6,899,055
Interest	10,587,744
Income from securities lending, net	15,109
Total investment income	17,501,908

Expenses:
Management fees	9,617,810
Distribution and service fees:
Class A	286,085
Class C	80,104
Class H	2,365,540
Transfer agent fees	2,280,119
Portfolio accounting and administration fees	2,190,978
Registration fees	1,509,861
Interest expense	580,325
Professional fees	272,462
Custodian fees	140,918
Trustees’ fees*	118,964
Line of credit fees	2,200
Miscellaneous	609,606
Total expenses	20,054,972
Less:
Expenses reimbursed by Adviser	(1,069,073)
Expenses waived by Adviser	(284,279)
Total waived/reimbursed expenses	(1,353,352)
Net expenses	18,701,620
Net investment loss	(1,199,712)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	56,091,274
Swap agreements	13,362,532
Futures contracts	(1,395,619)
Net realized gain	68,058,187
Net change in unrealized appreciation (depreciation) on:
Investments	(34,809,958)
Swap agreements	(27,987,986)
Futures contracts	(11,144,294)
Net change in unrealized appreciation (depreciation)	(73,942,238)
Net realized and unrealized loss	(5,884,051)
Net decrease in net assets resulting from operations	$(7,083,763)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 17

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,199,712)	$(1,956,014)
Net realized gain on investments	68,058,187	251,408,583
Net change in unrealized appreciation (depreciation) on investments	(73,942,238)	164,588,838
Net increase (decrease) in net assets resulting from operations	(7,083,763)	414,041,407

Distributions to shareholders:
Class A	(6,755,490)	—
Class C	(634,331)	—
Class H	(71,155,885)	—
Total distributions to shareholders	(78,545,706)	—

Capital share transactions:
Proceeds from sale of shares
Class A	25,606,846	22,627,601
Class C	2,004,264	1,164,335
Class H	8,162,398,400	6,354,054,603
Distributions reinvested
Class A	6,582,426	—
Class C	586,442	—
Class H	68,994,557	—
Cost of shares redeemed
Class A	(36,615,890)	(25,432,583)
Class C	(5,376,749)	(4,836,077)
Class H	(8,336,814,395)	(6,311,015,699)
Net increase (decrease) from capital share transactions	(112,634,099)	36,562,180
Net increase (decrease) in net assets	(198,263,568)	450,603,587

Net assets:
Beginning of year	1,009,490,955	558,887,368
End of year	$811,227,387	$1,009,490,955

Capital share activity:
Shares sold
Class A	48,932	64,010
Class C	5,225	4,443
Class H	15,277,884	17,782,561
Shares issued from reinvestment of distributions
Class A	11,233	—
Class C	1,423	—
Class H	117,780	—
Shares redeemed
Class A	(70,417)	(70,979)
Class C	(13,843)	(18,813)
Class H	(15,726,401)	(17,709,059)
Net increase (decrease) in shares	(348,184)	52,163

18 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$471.20	$267.88	$386.62	$336.16	$141.52
Income (loss) from investment operations:
Net investment income (loss)[a]	(.46)	(.94)	(1.30)	(4.89)	(3.18)
Net gain (loss) on investments (realized and unrealized)	12.67 [d]	204.26	(117.44)	83.35	227.34
Total from investment operations	12.21	203.32	(118.74)	78.46	224.16
Less distributions from:
Net realized gains	(31.70)	—	—	(28.00)	(29.52)
Total distributions	(31.70)	—	—	(28.00)	(29.52)
Net asset value, end of period	$451.71	$471.20	$267.88	$386.62	$336.16

Total Return[b]	1.05%	75.90%	(30.71%)	21.73%	159.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,246	$106,273	$62,284	$90,897	$79,610
Ratios to average net assets:
Net investment income (loss)	(0.09%)	(0.26%)	(0.53%)	(1.17%)	(1.13%)
Total expenses	1.87%	2.01%	1.90%	1.79%	1.84%
Net expenses[c]	1.74%	1.90%	1.87%	1.79%	1.84%
Portfolio turnover rate	383%	392%	461%	252%	251%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$340.40	$194.97	$283.53	$253.57	$110.50
Income (loss) from investment operations:
Net investment income (loss)[a]	(3.15)	(2.61)	(2.32)	(5.97)	(4.02)
Net gain (loss) on investments (realized and unrealized)	11.52 [d]	148.04	(86.24)	63.93	176.61
Total from investment operations	8.37	145.43	(88.56)	57.96	172.59
Less distributions from:
Net realized gains	(31.70)	—	—	(28.00)	(29.52)
Total distributions	(31.70)	—	—	(28.00)	(29.52)
Net asset value, end of period	$317.07	$340.40	$194.97	$283.53	$253.57

Total Return[b]	0.31%	74.59%	(31.23%)	20.70%	157.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,444	$8,294	$7,552	$13,760	$15,545
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(1.03%)	(1.29%)	(1.92%)	(1.88%)
Total expenses	2.62%	2.75%	2.64%	2.54%	2.59%
Net expenses[c]	2.50%	2.65%	2.61%	2.54%	2.59%
Portfolio turnover rate	383%	392%	461%	252%	251%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 19

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$471.06	$267.78	$386.47	$336.03	$141.47
Income (loss) from investment operations:
Net investment income (loss)[a]	(.58)	(.84)	(1.29)	(4.89)	(3.14)
Net gain (loss) on investments (realized and unrealized)	12.78 [d]	204.12	(117.40)	83.33	227.22
Total from investment operations	12.20	203.28	(118.69)	78.44	224.08
Less distributions from:
Net realized gains	(31.70)	—	—	(28.00)	(29.52)
Total distributions	(31.70)	—	—	(28.00)	(29.52)
Net asset value, end of period	$451.56	$471.06	$267.78	$386.47	$336.03

Total Return	1.05%	75.91%	(30.71%)	21.73%	159.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$708,538	$894,924	$489,052	$706,126	$566,649
Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.23%)	(0.53%)	(1.17%)	(1.13%)
Total expenses	1.87%	2.00%	1.90%	1.79%	1.84%
Net expenses[c]	1.74%	1.89%	1.87%	1.79%	1.84%
Portfolio turnover rate	383%	392%	461%	252%	251%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

20 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 42.4%
U.S. Treasury Bills
4.20% due 06/12/25[1,2]	$1,650,000	$1,636,173
4.23% due 04/24/25[1]	1,600,000	1,595,671
4.22% due 04/01/25[1]	1,200,000	1,200,000
4.22% due 05/06/25[1]	1,100,000	1,095,469
4.08% due 04/08/25[1,3]	242,000	241,800
4.19% due 06/12/25[1,2]	1,000,000	991,620
Total U.S. Treasury Bills
(Cost $6,760,750)		6,760,733

FEDERAL AGENCY NOTES†† - 6.3%
Federal Home Loan Bank
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	1,000,000	999,995
Total Federal Agency Notes
(Cost $1,000,000)		999,995

REPURCHASE AGREEMENTS††,4 - 74.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	6,749,427	6,749,427
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	5,172,680	5,172,680
Total Repurchase Agreements
(Cost $11,922,107)		11,922,107

Total Investments - 123.4%
(Cost $19,682,857)		$19,682,835
Other Assets & Liabilities, net - (23.4)%		(3,732,578)
Total Net Assets - 100.0%		$15,950,257

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	7	Jun 2025	$2,722,965	$49,377

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/25	803	$15,485,527	$512,911
Goldman Sachs International	NASDAQ-100 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	06/25/25	393	7,574,808	302,347
Barclays Bank plc	NASDAQ-100 Index	Receive	4.99% (SOFR + 0.65%)	At Maturity	06/26/25	313	6,037,954	199,988
							$29,098,289	$1,015,246

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$6,760,733	$—	$6,760,733
Federal Agency Notes	—	999,995	—	999,995
Repurchase Agreements	—	11,922,107	—	11,922,107
Equity Futures Contracts**	49,377	—	—	49,377
Equity Index Swap Agreements**	—	1,015,246	—	1,015,246
Total Assets	$49,377	$20,698,081	$—	$20,747,458

**	This derivative is reported as unrealized appreciation/depreciation at period end.

22 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $7,760,750)	$7,760,728
Repurchase agreements, at value (cost $11,922,107)	11,922,107
Segregated cash with broker	214
Unrealized appreciation on OTC swap agreements	1,015,246
Receivables:
Fund shares sold	2,273,575
Swap settlement	1,615,285
Interest	7,845
Variation margin on futures contracts	1,015
Total assets	24,596,015

Liabilities:
Overdraft due to custodian bank	590,003
Segregated cash due to broker	2,030,000
Payable for:
Fund shares redeemed	5,942,795
Management fees	31,896
Transfer agent fees	13,110
Distribution and service fees	8,933
Portfolio accounting and administration fees	3,722
Trustees’ fees*	311
Miscellaneous	24,988
Total liabilities	8,645,758
Net assets	$15,950,257

Net assets consist of:
Paid in capital	$156,492,443
Total distributable earnings (loss)	(140,542,186)
Net assets	$15,950,257
Class A:
Net assets	$1,868,847
Capital shares outstanding	12,305
Net asset value per share	$151.88
Maximum offering price per share (Net asset value divided by 95.25%)	$159.45
Class C:
Net assets	$126,040
Capital shares outstanding	1,012
Net asset value per share	$124.55
Class H:
Net assets	$13,955,370
Capital shares outstanding	91,825
Net asset value per share	$151.98

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$1,685,331
Total investment income	1,685,331

Expenses:
Management fees	291,266
Distribution and service fees:
Class A	2,423
Class C	1,869
Class H	78,022
Transfer agent fees	69,218
Portfolio accounting and administration fees	66,354
Registration fees	39,533
Interest expense	24,326
Professional fees	8,908
Custodian fees	4,184
Trustees’ fees*	3,288
Line of credit fees	91
Miscellaneous	24,196
Total expenses	613,678
Less:
Expenses reimbursed by Adviser	(32,328)
Net expenses	581,350
Net investment income	1,103,981

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,019
Swap agreements	(15,286,692)
Futures contracts	(11,709,410)
Net realized loss	(26,995,083)
Net change in unrealized appreciation (depreciation) on:
Investments	(15)
Swap agreements	990,431
Futures contracts	74,121
Net change in unrealized appreciation (depreciation)	1,064,537
Net realized and unrealized loss	(25,930,546)
Net decrease in net assets resulting from operations	$(24,826,565)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 23

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,103,981	$1,201,442
Net realized loss on investments	(26,995,083)	(32,210,068)
Net change in unrealized appreciation (depreciation) on investments	1,064,537	1,482,706
Net decrease in net assets resulting from operations	(24,826,565)	(29,525,920)

Distributions to shareholders:
Class A	(42,658)	(28,945)
Class C	(15,685)	(17,590)
Class H	(911,112)	(634,202)
Total distributions to shareholders	(969,455)	(680,737)

Capital share transactions:
Proceeds from sale of shares
Class A	9,471,123	7,222,864
Class C	2,647,920	4,224,257
Class H	2,714,968,196	1,138,936,552
Distributions reinvested
Class A	42,658	28,945
Class C	15,685	17,590
Class H	867,346	630,718
Cost of shares redeemed
Class A	(8,435,243)	(6,867,044)
Class C	(2,711,541)	(3,990,671)
Class H	(2,689,533,167)	(1,116,455,263)
Net increase from capital share transactions	27,332,977	23,747,948
Net increase (decrease) in net assets	1,536,957	(6,458,709)

Net assets:
Beginning of year	14,413,300	20,872,009
End of year	$15,950,257	$14,413,300

Capital share activity*:
Shares sold
Class A	61,061	29,327
Class C	20,193	19,612
Class H	17,947,232	4,402,717
Shares issued from reinvestment of distributions
Class A	349	132
Class C	156	95
Class H	7,092	2,859
Shares redeemed
Class A	(54,071)	(27,576)
Class C	(21,036)	(18,908)
Class H	(17,936,148)	(4,388,652)
Net increase in shares	24,828	19,606

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

24 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$179.64	$343.99	$342.79	$518.00	$1,850.65
Income (loss) from investment operations:
Net investment income (loss)[a]	5.73	10.50	.90	(5.80)	(4.80)
Net gain (loss) on investments (realized and unrealized)	(25.70)	(165.35)	.30	(169.41)[d]	(1,326.45)
Total from investment operations	(19.97)	(154.85)	1.20	(175.21)	(1,331.25)
Less distributions from:
Net investment income	(7.79)	(9.50)	—	—	(1.40)
Total distributions	(7.79)	(9.50)	—	—	(1.40)
Net asset value, end of period	$151.88	$179.64	$343.99	$342.79	$518.00

Total Return[b]	(10.05%)	(45.56%)	0.35%	(33.82%)	(71.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,869	$892	$1,061	$617	$301
Ratios to average net assets:
Net investment income (loss)	3.75%	4.26%	0.20%	(1.58%)	(1.69%)
Total expenses	1.99%	1.83%	3.02%	1.78%	1.81%
Net expenses[c]	1.90%	1.75%	2.98%	1.78%	1.81%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$150.52	$292.65	$293.70	$447.39	$1,611.27
Income (loss) from investment operations:
Net investment income (loss)[a]	3.86	7.70	(1.90)	(7.80)	(4.80)
Net gain (loss) on investments (realized and unrealized)	(22.04)	(140.33)	.85	(145.89)[d]	(1,157.68)
Total from investment operations	(18.18)	(132.63)	(1.05)	(153.69)	(1,162.48)
Less distributions from:
Net investment income	(7.79)	(9.50)	—	—	(1.40)
Total distributions	(7.79)	(9.50)	—	—	(1.40)
Net asset value, end of period	$124.55	$150.52	$292.65	$293.70	$447.39

Total Return[b]	(10.86%)	(45.95%)	(0.34%)	(34.35%)	(72.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126	$256	$263	$158	$237
Ratios to average net assets:
Net investment income (loss)	2.95%	3.56%	(0.52%)	(2.32%)	(2.44%)
Total expenses	2.73%	2.58%	3.80%	2.52%	2.55%
Net expenses[c]	2.63%	2.50%	3.76%	2.52%	2.55%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 25

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$180.12	$344.61	$343.34	$518.34	$1,851.26
Income (loss) from investment operations:
Net investment income (loss)[a]	5.11	10.40	.40	(6.30)	(3.60)
Net gain (loss) on investments (realized and unrealized)	(25.46)	(165.39)	.87	(168.70)[d]	(1,327.92)
Total from investment operations	(20.35)	(154.99)	1.27	(175.00)	(1,331.52)
Less distributions from:
Net investment income	(7.79)	(9.50)	—	—	(1.40)
Total distributions	(7.79)	(9.50)	—	—	(1.40)
Net asset value, end of period	$151.98	$180.12	$344.61	$343.34	$518.34

Total Return	(10.24%)	(45.51%)	0.38%	(33.76%)	(71.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,955	$13,266	$19,548	$12,931	$6,190
Ratios to average net assets:
Net investment income (loss)	3.40%	4.09%	0.09%	(1.70%)	(1.70%)
Total expenses	1.89%	1.85%	2.53%	1.81%	1.85%
Net expenses[c]	1.79%	1.77%	2.49%	1.81%	1.85%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

26 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 28.3%

Financial - 7.3%
FTAI Aviation Ltd.	511	$56,736
SouthState Corp.	492	45,667
Mr Cooper Group, Inc.*	318	38,033
UMB Financial Corp.	343	34,677
Old National Bancorp	1,584	33,565
Terreno Realty Corp. REIT	497	31,420
Jackson Financial, Inc. — Class A	368	30,831
Essent Group Ltd.	525	30,303
Hamilton Lane, Inc. — Class A	200	29,734
Essential Properties Realty Trust, Inc. REIT	883	28,821
Selective Insurance Group, Inc.	306	28,011
Cadence Bank	917	27,840
Ryman Hospitality Properties, Inc. REIT	295	26,975
CareTrust REIT, Inc.	937	26,779
Home BancShares, Inc.	938	26,517
Glacier Bancorp, Inc.	573	25,338
Radian Group, Inc.	750	24,803
Kite Realty Group Trust REIT	1,093	24,450
Independence Realty Trust, Inc. REIT	1,138	24,160
First Financial Bankshares, Inc.	655	23,528
American Healthcare REIT, Inc.	765	23,180
United Bankshares, Inc.	666	23,090
Hancock Whitney Corp.	437	22,921
Phillips Edison & Company, Inc. REIT	618	22,551
Macerich Co. REIT	1,256	21,566
Piper Sandler Cos.	87	21,546
CNO Financial Group, Inc.	514	21,408
Enstar Group Ltd.*	64	21,272
Valley National Bancorp	2,380	21,158
ServisFirst Bancshares, Inc.	255	21,063
Sabra Health Care REIT, Inc.	1,193	20,842
Moelis & Co. — Class A	356	20,776
SL Green Realty Corp. REIT	359	20,714
MARA Holdings, Inc.*,1	1,717	19,745
Ameris Bancorp	331	19,056
Associated Banc-Corp.	824	18,565
Upstart Holdings, Inc.*	403	18,550
Tanger, Inc. REIT	542	18,314
PotlatchDeltic Corp. REIT	396	17,868
Axos Financial, Inc.*	275	17,743
Palomar Holdings, Inc.*	129	17,683
Blackstone Mortgage Trust, Inc. — Class A REIT	874	17,480
Texas Capital Bancshares, Inc.*	233	17,405
StepStone Group, Inc. — Class A	330	17,236
International Bancshares Corp.	272	17,152
HA Sustainable Infrastructure Capital, Inc.	582	17,018
United Community Banks, Inc.	602	16,934
StoneX Group, Inc.*	221	16,842
Fulton Financial Corp.	914	16,534
BGC Group, Inc. — Class A	1,789	16,405
National Health Investors, Inc. REIT	220	16,249
Broadstone Net Lease, Inc. REIT	949	16,171
Compass, Inc. — Class A*	1,849	16,142
PJT Partners, Inc. — Class A	117	16,132
Eastern Bankshares, Inc.	971	15,924
First BanCorp	815	15,624
COPT Defense Properties REIT	567	15,462
WSFS Financial Corp.	295	15,302
Genworth Financial, Inc. — Class A*	2,132	15,116
Baldwin Insurance Group, Inc. — Class A*	336	15,016
Community Financial System, Inc.	263	14,954
Flagstar Financial, Inc.	1,276	14,827
Apple Hospitality REIT, Inc.	1,147	14,808
Cathay General Bancorp	342	14,716
NMI Holdings, Inc. — Class A*	395	14,240
Atlantic Union Bankshares Corp.	450	14,013
Four Corners Property Trust, Inc. REIT	486	13,948
Walker & Dunlop, Inc.	163	13,914
McGrath RentCorp	123	13,702
Bank of Hawaii Corp.	197	13,587
PennyMac Financial Services, Inc.	135	13,515
WesBanco, Inc.	435	13,468
Independent Bank Corp.	214	13,407
Goosehead Insurance, Inc. — Class A	113	13,341
Burford Capital Ltd.	1,009	13,329
Douglas Emmett, Inc. REIT	813	13,008
BankUnited, Inc.	375	12,915
Simmons First National Corp. — Class A	625	12,831
LXP Industrial Trust REIT	1,463	12,655
Bread Financial Holdings, Inc.	250	12,520
Artisan Partners Asset Management, Inc. — Class A	317	12,395
Acadia Realty Trust REIT	590	12,361
Enova International, Inc.*	128	12,360
CVB Financial Corp.	667	12,313
Bancorp, Inc.*	230	12,153
TowneBank	354	12,103
Urban Edge Properties REIT	635	12,065
Victory Capital Holdings, Inc. — Class A	207	11,979
First Merchants Corp.	294	11,889
First Financial Bancorp	475	11,866
Cushman & Wakefield plc*	1,153	11,784
Outfront Media, Inc. REIT	727	11,734
WaFd, Inc.	407	11,632
Curbline Properties Corp. REIT	478	11,563
First Interstate BancSystem, Inc. — Class A	403	11,546
InvenTrust Properties Corp. REIT	390	11,454
Riot Platforms, Inc.*	1,565	11,143
BancFirst Corp.	101	11,097
Cohen & Steers, Inc.	138	11,074
Park National Corp.	73	11,052
Banner Corp.	173	11,032
Seacoast Banking Corporation of Florida	425	10,935
Arbor Realty Trust, Inc. REIT	927	10,892
Provident Financial Services, Inc.	634	10,886
Renasant Corp.	315	10,688
Trustmark Corp.	306	10,554
Pacific Premier Bancorp, Inc.	482	10,276
NBT Bancorp, Inc.	234	10,039

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Banc of California, Inc.	707	$10,032
Skyward Specialty Insurance Group, Inc.*	188	9,949
Enterprise Financial Services Corp.	184	9,888
Stewart Information Services Corp.	137	9,775
Sunstone Hotel Investors, Inc. REIT	1,010	9,504
Cleanspark, Inc.*,1	1,389	9,334
First Busey Corp.	424	9,158
OFG Bancorp	226	9,045
Stock Yards Bancorp, Inc.	130	8,978
Horace Mann Educators Corp.	209	8,931
Pathward Financial, Inc.	122	8,900
Bank of NT Butterfield & Son Ltd.	226	8,796
Farmer Mac — Class C	46	8,625
St. Joe Co.	183	8,592
City Holding Co.	73	8,575
FB Financial Corp.	181	8,391
Lemonade, Inc.*	264	8,297
Global Net Lease, Inc. REIT	1,020	8,201
SiriusPoint Ltd.*	474	8,195
First BanCorp Puerto Rico	204	8,189
Newmark Group, Inc. — Class A	670	8,154
DiamondRock Hospitality Co. REIT	1,053	8,129
First Commonwealth Financial Corp.	515	8,003
Nelnet, Inc. — Class A	72	7,987
LTC Properties, Inc. REIT	225	7,976
Getty Realty Corp. REIT	255	7,951
Northwest Bancshares, Inc.	649	7,801
Elme Communities REIT	448	7,795
Innovative Industrial Properties, Inc. REIT	142	7,681
Mercury General Corp.	135	7,546
Customers Bancorp, Inc.*	150	7,530
Lakeland Financial Corp.	126	7,489
Nicolet Bankshares, Inc.	68	7,409
Hilltop Holdings, Inc.	237	7,217
National Bank Holdings Corp. — Class A	188	7,195
S&T Bancorp, Inc.	194	7,188
Pagseguro Digital Ltd. — Class A*	927	7,073
Two Harbors Investment Corp. REIT	529	7,067
Stellar Bancorp, Inc.	250	6,915
UMH Properties, Inc. REIT	364	6,807
Veris Residential, Inc. REIT	400	6,768
Apollo Commercial Real Estate Finance, Inc. REIT	705	6,747
JBG SMITH Properties REIT	416	6,702
Veritex Holdings, Inc.	267	6,667
Westamerica BanCorp	131	6,633
Ladder Capital Corp. — Class A REIT	578	6,595
Core Scientific, Inc.*	908	6,574
NETSTREIT Corp. REIT	413	6,546
Triumph Financial, Inc.*	113	6,531
TriCo Bancshares	163	6,515
PennyMac Mortgage Investment Trust REIT	442	6,475
Employers Holdings, Inc.	126	6,381
Alexander & Baldwin, Inc. REIT	370	6,375
Compass Diversified Holdings	339	6,329
HCI Group, Inc.	42	6,268
Trupanion, Inc.*	168	6,261
Sandy Spring Bancorp, Inc.	224	6,261
Apartment Investment and Management Co. — Class A REIT	708	6,230
Uniti Group, Inc. REIT*	1,226	6,179
Hope Bancorp, Inc.	590	6,177
Pebblebrook Hotel Trust REIT	607	6,149
Xenia Hotels & Resorts, Inc. REIT	519	6,103
ProAssurance Corp.*	259	6,048
WisdomTree, Inc.	676	6,030
RLJ Lodging Trust REIT	755	5,957
QCR Holdings, Inc.	83	5,920
Root, Inc. — Class A*	44	5,871
Virtus Investment Partners, Inc.	34	5,860
Safety Insurance Group, Inc.	74	5,837
LendingClub Corp.*	558	5,759
Berkshire Hills Bancorp, Inc.	219	5,714
Coastal Financial Corp.*	63	5,696
Ellington Financial, Inc. REIT	426	5,649
1st Source Corp.	94	5,622
Dime Community Bancshares, Inc.	200	5,576
Redfin Corp.*	602	5,544
Dynex Capital, Inc. REIT	423	5,508
German American Bancorp, Inc.	145	5,438
Empire State Realty Trust, Inc. — Class A REIT	688	5,380
MFA Financial, Inc. REIT	521	5,345
Franklin BSP Realty Trust, Inc. REIT	418	5,325
Cannae Holdings, Inc.	287	5,261
Chimera Investment Corp. REIT	410	5,260
Centerspace REIT	81	5,245
First Bancshares, Inc.	155	5,241
Easterly Government Properties, Inc. REIT	494	5,236
Origin Bancorp, Inc.	150	5,201
Peoples Bancorp, Inc.	175	5,191
Preferred Bank/Los Angeles CA	62	5,187
AMERISAFE, Inc.	97	5,097
Kennedy-Wilson Holdings, Inc.	579	5,026
Enact Holdings, Inc.	143	4,969
OceanFirst Financial Corp.	292	4,967
Safehold, Inc. REIT	264	4,942
Bank First Corp.	49	4,936
Brookline Bancorp, Inc.	449	4,894
American Assets Trust, Inc. REIT	243	4,894
Perella Weinberg Partners	263	4,839
ARMOUR Residential REIT, Inc.	282	4,822
Hut 8 Corp.*	411	4,776
Navient Corp.	374	4,724
Live Oak Bancshares, Inc.	176	4,692
Piedmont Office Realty Trust, Inc. — Class A REIT	628	4,628
NexPoint Residential Trust, Inc. REIT	114	4,506
ConnectOne Bancorp, Inc.	185	4,497
Southside Bancshares, Inc.	146	4,228
Hamilton Insurance Group Ltd. — Class B*	202	4,187

28 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Heritage Financial Corp.	172	$4,185
Ready Capital Corp. REIT[1]	822	4,184
Univest Financial Corp.	147	4,169
Byline Bancorp, Inc.	159	4,159
Marcus & Millichap, Inc.	120	4,134
Tompkins Financial Corp.	65	4,094
Encore Capital Group, Inc.*	119	4,079
eXp World Holdings, Inc.	416	4,068
Redwood Trust, Inc. REIT	670	4,067
PRA Group, Inc.*	197	4,062
First Mid Bancshares, Inc.	116	4,048
Paramount Group, Inc. REIT*	939	4,038
Fidelis Insurance Holdings Ltd.	249	4,034
Community Trust Bancorp, Inc.	78	3,928
Brandywine Realty Trust REIT	862	3,845
Amerant Bancorp, Inc.	186	3,839
Burke & Herbert Financial Services Corp.	68	3,815
Old Second Bancorp, Inc.	222	3,694
Central Pacific Financial Corp.	136	3,677
Terawulf, Inc.*	1,347	3,677
BrightSpire Capital, Inc. REIT	657	3,653
Whitestone REIT — Class B	250	3,643
NB Bancorp, Inc.*	198	3,578
Acadian Asset Management, Inc.	138	3,569
Capitol Federal Financial, Inc.	631	3,534
Brookfield Business Corp. — Class A	132	3,514
Mercantile Bank Corp.	80	3,475
Hanmi Financial Corp.	153	3,467
F&G Annuities & Life, Inc.	95	3,425
Camden National Corp.	84	3,399
Merchants Bancorp	91	3,367
Plymouth Industrial REIT, Inc.	204	3,325
Horizon Bancorp, Inc.	220	3,318
Dave, Inc.*	40	3,306
Bowhead Specialty Holdings, Inc.*	80	3,252
First Community Bankshares, Inc.	86	3,241
Equity Bancshares, Inc. — Class A	82	3,231
KKR Real Estate Finance Trust, Inc. REIT	299	3,229
Northeast Bank	35	3,204
Gladstone Commercial Corp. REIT	213	3,191
Patria Investments Ltd. — Class A	282	3,184
United Fire Group, Inc.	107	3,152
Eagle Bancorp, Inc.	150	3,150
Independent Bank Corp.	101	3,110
Tiptree, Inc. — Class A	129	3,108
SITE Centers Corp. REIT	242	3,107
CBL & Associates Properties, Inc. REIT	114	3,030
Metropolitan Bank Holding Corp.*	54	3,023
New York Mortgage Trust, Inc. REIT	462	2,998
Business First Bancshares, Inc.	123	2,995
Armada Hoffler Properties, Inc. REIT	397	2,982
Washington Trust Bancorp, Inc.	96	2,963
TrustCo Bank Corporation NY	95	2,896
Summit Hotel Properties, Inc. REIT	535	2,894
First Financial Corp.	59	2,890
Heritage Commerce Corp.	303	2,885
MidWestOne Financial Group, Inc.	97	2,872
GCM Grosvenor, Inc. — Class A	215	2,844
Universal Insurance Holdings, Inc.	120	2,844
Orrstown Financial Services, Inc.	94	2,821
Orchid Island Capital, Inc. REIT	375	2,820
CTO Realty Growth, Inc. REIT	145	2,800
Esquire Financial Holdings, Inc.	36	2,714
Global Medical REIT, Inc.	310	2,713
Republic Bancorp, Inc. — Class A	42	2,680
Diversified Healthcare Trust REIT	1,111	2,666
Universal Health Realty Income Trust REIT	65	2,662
Amalgamated Financial Corp.	91	2,616
Hippo Holdings, Inc.*	101	2,582
HomeTrust Bancshares, Inc.	75	2,571
Metrocity Bankshares, Inc.	93	2,564
LendingTree, Inc.*	51	2,564
Southern Missouri Bancorp, Inc.	49	2,549
SmartFinancial, Inc.	81	2,517
Capital City Bank Group, Inc.	70	2,517
Community Healthcare Trust, Inc. REIT	138	2,506
Farmland Partners, Inc. REIT	224	2,498
TPG RE Finance Trust, Inc. REIT	301	2,453
Peapack-Gladstone Financial Corp.	86	2,442
Great Southern Bancorp, Inc.	44	2,436
P10, Inc. — Class A	207	2,432
Invesco Mortgage Capital, Inc. REIT	308	2,430
Farmers National Banc Corp.	185	2,414
Financial Institutions, Inc.	96	2,396
Five Star Bancorp	85	2,363
NET Lease Office Properties REIT*	75	2,354
Peakstone Realty Trust REIT	186	2,344
CNB Financial Corp.	105	2,336
FTAI Infrastructure, Inc.	513	2,324
Alexander’s, Inc. REIT	11	2,301
Selectquote, Inc.*	685	2,288
Bar Harbor Bankshares	76	2,242
Service Properties Trust REIT	840	2,192
Cipher Mining, Inc.*	953	2,192
Arrow Financial Corp.	83	2,182
World Acceptance Corp.*	17	2,151
Northfield Bancorp, Inc.	197	2,149
One Liberty Properties, Inc. REIT	81	2,128
Shore Bancshares, Inc.	156	2,112
Alerus Financial Corp.	114	2,104
Columbia Financial, Inc.*	140	2,100
Real Brokerage, Inc.*	507	2,058
Hudson Pacific Properties, Inc. REIT*	696	2,053
Peoples Financial Services Corp.	46	2,046
HarborOne Bancorp, Inc.	195	2,022
Ambac Financial Group, Inc.*	229	2,004
South Plains Financial, Inc.	60	1,987
Northrim BanCorp, Inc.	27	1,977
Mid Penn Bancorp, Inc.	76	1,969
Saul Centers, Inc. REIT	54	1,948
Enterprise Bancorp, Inc.	50	1,947
FRP Holdings, Inc.*	68	1,943

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
International Money Express, Inc.*	152	$1,918
Hingham Institution For Savings	8	1,902
Third Coast Bancshares, Inc.*	57	1,902
Greenlight Capital Re Ltd. — Class A*	140	1,897
First Business Financial Services, Inc.	40	1,886
Carter Bankshares, Inc.*	116	1,877
Midland States Bancorp, Inc.	109	1,866
Diamond Hill Investment Group, Inc.	13	1,857
Sierra Bancorp	66	1,840
Gladstone Land Corp. REIT	171	1,799
Bank of Marin Bancorp	81	1,788
Flushing Financial Corp.	140	1,778
California BanCorp*	123	1,763
Chatham Lodging Trust REIT	245	1,747
Kearny Financial Corp.	279	1,747
ACNB Corp.	42	1,729
Investors Title Co.	7	1,688
Heritage Insurance Holdings, Inc.*	116	1,673
First Foundation, Inc.	321	1,666
Anywhere Real Estate, Inc.*	500	1,665
NerdWallet, Inc. — Class A*	182	1,647
Claros Mortgage Trust, Inc. REIT*	440	1,641
West BanCorp, Inc.	82	1,635
Guaranty Bancshares, Inc.	40	1,601
Community West Bancshares	86	1,589
First Bank/Hamilton NJ	107	1,585
Postal Realty Trust, Inc. — Class A REIT	110	1,571
Home Bancorp, Inc.	35	1,568
Farmers & Merchants Bancorp Incorporated/Archbold OH	65	1,554
Donegal Group, Inc. — Class A	79	1,551
Southern States Bancshares, Inc.	43	1,537
Civista Bancshares, Inc.	78	1,524
Citizens & Northern Corp.	75	1,509
NewtekOne, Inc.	123	1,471
Unity Bancorp, Inc.	36	1,465
HBT Financial, Inc.	65	1,457
Northeast Community Bancorp, Inc.	62	1,453
Legacy Housing Corp.*	57	1,437
RBB Bancorp	87	1,436
Atlanticus Holdings Corp.*	28	1,432
American Coastal Insurance Corp.	123	1,423
Bridgewater Bancshares, Inc.*	101	1,403
Colony Bankcorp, Inc.	85	1,373
First Bancorp, Inc.	55	1,360
First of Long Island Corp.	109	1,346
Citizens Financial Services, Inc.	23	1,335
BayCom Corp.	53	1,334
RMR Group, Inc. — Class A	79	1,315
Capital Bancorp, Inc.	46	1,303
FS Bancorp, Inc.	34	1,292
Red River Bancshares, Inc.	25	1,291
Southern First Bancshares, Inc.*	39	1,284
Chicago Atlantic Real Estate Finance, Inc. REIT	87	1,279
Regional Management Corp.	42	1,265
Ares Commercial Real Estate Corp. REIT	272	1,259
Ponce Financial Group, Inc.*	98	1,242
Bit Digital, Inc.*	605	1,222
Orange County Bancorp, Inc.	52	1,216
Plumas Bancorp	28	1,212
ChoiceOne Financial Services, Inc.	42	1,208
Timberland Bancorp, Inc.	38	1,146
Industrial Logistics Properties Trust REIT	333	1,146
MBIA, Inc.*	227	1,130
Waterstone Financial, Inc.	82	1,103
First Internet Bancorp	41	1,098
HomeStreet, Inc.*	93	1,092
AG Mortgage Investment Trust, Inc. REIT	147	1,073
Alpine Income Property Trust, Inc. REIT	64	1,070
Onity Group, Inc.*	33	1,067
John Marshall Bancorp, Inc.	64	1,057
Middlefield Banc Corp.	37	1,034
PCB Bancorp	55	1,029
City Office REIT, Inc.	198	1,028
MVB Financial Corp.	59	1,022
Parke Bancorp, Inc.	54	1,017
Primis Financial Corp.	103	1,006
Fidelity D&D Bancorp, Inc.	24	999
Bankwell Financial Group, Inc.	33	996
USCB Financial Holdings, Inc.	53	984
BRT Apartments Corp. REIT	57	969
Blue Foundry Bancorp*	105	966
LCNB Corp.	65	961
Norwood Financial Corp.	39	943
FrontView REIT, Inc.	73	934
Provident Bancorp, Inc.*	80	918
OppFi, Inc.	96	893
FVCBankcorp, Inc.*	84	888
Franklin Street Properties Corp. REIT	496	883
Crawford & Co. — Class A	77	879
Oak Valley Bancorp	35	874
Virginia National Bankshares Corp.	24	866
Velocity Financial, Inc.*	46	861
Greene County Bancorp, Inc.	35	844
Braemar Hotels & Resorts, Inc. REIT	336	837
Investar Holding Corp.	47	828
Princeton Bancorp, Inc.	27	825
Medallion Financial Corp.	94	819
Bank7 Corp.	21	814
Seven Hills Realty Trust REIT	65	812
First Western Financial, Inc.*	41	806
Silvercrest Asset Management Group, Inc. — Class A	49	802
First Financial Northwest, Inc.	35	793
ESSA Bancorp, Inc.	42	792
National Bankshares, Inc.	29	772
Ames National Corp.	44	771
LINKBANCORP, Inc.	113	766
RE/MAX Holdings, Inc. — Class A*	91	762
Chemung Financial Corp.	16	761
BCB Bancorp, Inc.	76	749

30 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Sky Harbour Group Corp.*	57	$741
Pioneer Bancorp, Inc.*	60	703
James River Group Holdings Ltd.	164	689
Maui Land & Pineapple Company, Inc.*	38	668
Granite Point Mortgage Trust, Inc. REIT	256	666
NexPoint Diversified Real Estate Trust REIT	170	651
Nexpoint Real Estate Finance, Inc. REIT	42	642
Peoples Bancorp of North Carolina, Inc.	23	627
Orion Properties, Inc. REIT	287	614
Angel Oak Mortgage REIT, Inc.	60	572
Star Holdings*	66	562
NI Holdings, Inc.*	39	556
AlTi Global, Inc.*	174	529
Kingsway Financial Services, Inc.*	65	515
Stratus Properties, Inc.*	29	515
Advanced Flower Capital, Inc. REIT	86	479
B Riley Financial, Inc.*	104	402
Consumer Portfolio Services, Inc.*	43	373
Strawberry Fields REIT, Inc.	31	369
Paysign, Inc.*	167	354
Forge Global Holdings, Inc.*	588	330
Sunrise Realty Trust, Inc. REIT	29	321
Resolute Holdings Management, Inc.*	10	313
SWK Holdings Corp.*	17	296
GoHealth, Inc. — Class A*	23	282
Maiden Holdings Ltd.*	448	255
Clipper Realty, Inc. REIT	60	230
Transcontinental Realty Investors, Inc.*	6	168
Offerpad Solutions, Inc.*	53	88
American Realty Investors, Inc.*	8	88
Roadzen, Inc.*	67	70
Total Financial		3,140,354

Consumer, Non-cyclical - 6.7%
Sprouts Farmers Market, Inc.*	507	77,388
Insmed, Inc.*	868	66,220
Corcept Therapeutics, Inc.*	407	46,488
Halozyme Therapeutics, Inc.*	628	40,073
HealthEquity, Inc.*	433	38,264
Ensign Group, Inc.	279	36,103
Primo Brands Corp. — Class A	1,006	35,703
Lantheus Holdings, Inc.*	347	33,867
Merit Medical Systems, Inc.*	288	30,444
Revolution Medicines, Inc.*	857	30,304
Option Care Health, Inc.*	864	30,197
Madrigal Pharmaceuticals, Inc.*	90	29,811
Blueprint Medicines Corp.*	321	28,412
TG Therapeutics, Inc.*	703	27,719
Stride, Inc.*	214	27,071
Alkermes plc*	811	26,779
Guardant Health, Inc.*	601	25,603
Bridgebio Pharma, Inc.*	707	24,441
Glaukos Corp.*	246	24,211
Vaxcyte, Inc.*	626	23,638
Cytokinetics, Inc.*	575	23,109
ADMA Biologics, Inc.*	1,146	22,737
Krystal Biotech, Inc.*	125	22,538
Axsome Therapeutics, Inc.*	186	21,693
Prestige Consumer Healthcare, Inc.*	249	21,407
Integer Holdings Corp.*	168	19,826
PTC Therapeutics, Inc.*	383	19,518
Herc Holdings, Inc.	142	19,066
Brink’s Co.	221	19,041
Adtalem Global Education, Inc.*	189	19,021
Cal-Maine Foods, Inc.	206	18,725
GEO Group, Inc.*	641	18,724
Verra Mobility Corp.*	829	18,661
CBIZ, Inc.*	241	18,282
Korn Ferry	258	17,500
Lancaster Colony Corp.	98	17,150
Avidity Biosciences, Inc.*	572	16,885
WD-40 Co.	69	16,836
RadNet, Inc.*	333	16,557
iRhythm Technologies, Inc.*	157	16,435
Insperity, Inc.	181	16,151
Simply Good Foods Co.*	465	16,038
Haemonetics Corp.*	250	15,887
Remitly Global, Inc.*	753	15,662
Crinetics Pharmaceuticals, Inc.*	461	15,462
Graham Holdings Co. — Class B	16	15,374
SpringWorks Therapeutics, Inc.*	346	15,269
Akero Therapeutics, Inc.*	375	15,180
StoneCo Ltd. — Class A*	1,441	15,102
CorVel Corp.*	134	15,004
ICU Medical, Inc.*	108	14,997
ABM Industries, Inc.	313	14,824
Rhythm Pharmaceuticals, Inc.*	276	14,620
Arcellx, Inc.*	219	14,366
Protagonist Therapeutics, Inc.*	297	14,363
Catalyst Pharmaceuticals, Inc.*	568	13,774
Laureate Education, Inc. — Class A*	657	13,436
Alarm.com Holdings, Inc.*	239	13,300
Oscar Health, Inc. — Class A*	1,004	13,162
PROCEPT BioRobotics Corp.*	224	13,050
Scholar Rock Holding Corp.*	405	13,021
TriNet Group, Inc.	161	12,758
Huron Consulting Group, Inc.*	88	12,624
Nuvalent, Inc. — Class A*	177	12,553
Alight, Inc. — Class A	2,112	12,524
Patterson Companies, Inc.	399	12,465
Concentra Group Holdings Parent, Inc.	558	12,109
Amicus Therapeutics, Inc.*	1,477	12,052
EVERTEC, Inc.	321	11,803
Veracyte, Inc.*	391	11,593
Twist Bioscience Corp.*	295	11,582
CoreCivic, Inc.*	548	11,119
TransMedics Group, Inc.*	165	11,101
Vericel Corp.*	248	11,066
LivaNova plc*	277	10,881
Inter Parfums, Inc.	92	10,476
Biohaven Ltd.*	434	10,433
J & J Snack Foods Corp.	77	10,142
ACADIA Pharmaceuticals, Inc.*	602	9,999

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Payoneer Global, Inc.*	1,364	$9,971
Marqeta, Inc. — Class A*	2,357	9,711
Chefs’ Warehouse, Inc.*	178	9,694
Tarsus Pharmaceuticals, Inc.*	186	9,555
Novocure Ltd.*	536	9,551
Neogen Corp.*	1,098	9,520
CONMED Corp.	157	9,481
Ligand Pharmaceuticals, Inc. — Class B*	90	9,463
Strategic Education, Inc.	112	9,404
Surgery Partners, Inc.*	387	9,191
Select Medical Holdings Corp.	548	9,152
Mirum Pharmaceuticals, Inc.*	201	9,055
Beam Therapeutics, Inc.*	461	9,003
Summit Therapeutics, Inc.*	463	8,931
Soleno Therapeutics, Inc.*	123	8,788
Addus HomeCare Corp.*	88	8,702
John Wiley & Sons, Inc. — Class A	195	8,689
LeMaitre Vascular, Inc.	103	8,642
Denali Therapeutics, Inc.*	633	8,606
Dynavax Technologies Corp.*	663	8,599
Arcutis Biotherapeutics, Inc.*	542	8,477
LiveRamp Holdings, Inc.*	323	8,443
Progyny, Inc.*	377	8,422
Central Garden & Pet Co. — Class A*	257	8,412
Perdoceo Education Corp.	334	8,410
Supernus Pharmaceuticals, Inc.*	256	8,384
Agios Pharmaceuticals, Inc.*	284	8,321
United Natural Foods, Inc.*	299	8,190
Edgewise Therapeutics, Inc.*	370	8,140
Omnicell, Inc.*	232	8,111
ICF International, Inc.	95	8,072
BioCryst Pharmaceuticals, Inc.*	1,052	7,890
Arrowhead Pharmaceuticals, Inc.*	608	7,746
AtriCure, Inc.*	240	7,742
Integra LifeSciences Holdings Corp.*	345	7,587
Travere Therapeutics, Inc.*	423	7,580
Edgewell Personal Care Co.	242	7,553
UFP Technologies, Inc.*	37	7,463
Apogee Therapeutics, Inc.*	192	7,173
Andersons, Inc.	166	7,126
Ideaya Biosciences, Inc.*	426	6,978
Teladoc Health, Inc.*	868	6,909
Universal Corp.	122	6,838
MannKind Corp.*	1,358	6,831
Amneal Pharmaceuticals, Inc.*	811	6,796
Astrana Health, Inc.*	219	6,791
agilon health, Inc.*	1,567	6,785
Recursion Pharmaceuticals, Inc. — Class A*,1	1,266	6,697
CG oncology, Inc.*	272	6,661
WK Kellogg Co.	333	6,637
Upbound Group, Inc.	274	6,565
Kymera Therapeutics, Inc.*	236	6,459
Weis Markets, Inc.	83	6,395
Harmony Biosciences Holdings, Inc.*	192	6,373
Tandem Diabetes Care, Inc.*	331	6,342
TreeHouse Foods, Inc.*	234	6,339
Pediatrix Medical Group, Inc.*	435	6,303
ANI Pharmaceuticals, Inc.*	93	6,226
Helen of Troy Ltd.*	116	6,205
NeoGenomics, Inc.*	648	6,150
Vita Coco Company, Inc.*	199	6,099
Brookdale Senior Living, Inc. — Class A*	973	6,091
Universal Technical Institute, Inc.*	234	6,009
Celldex Therapeutics, Inc.*	329	5,971
National Healthcare Corp.	64	5,939
Inmode Ltd.*	330	5,854
Flywire Corp.*	614	5,833
Ardelyx, Inc.*	1,187	5,828
Ocular Therapeutix, Inc.*	792	5,805
Pacira BioSciences, Inc.*	233	5,790
CRA International, Inc.	33	5,716
Disc Medicine, Inc.*	115	5,709
GeneDx Holdings Corp.*	64	5,668
AdaptHealth Corp.*	519	5,626
Amphastar Pharmaceuticals, Inc.*	191	5,537
Dole plc	382	5,520
PROG Holdings, Inc.	207	5,506
US Physical Therapy, Inc.	76	5,499
Aurinia Pharmaceuticals, Inc.*	682	5,483
Vera Therapeutics, Inc.*	228	5,477
Legalzoom.com, Inc.*	635	5,467
Barrett Business Services, Inc.	130	5,349
Alphatec Holdings, Inc.*	525	5,323
Fresh Del Monte Produce, Inc.	172	5,303
Turning Point Brands, Inc.	88	5,231
Driven Brands Holdings, Inc.*	305	5,228
Syndax Pharmaceuticals, Inc.*	418	5,135
Vital Farms, Inc.*	168	5,119
Innoviva, Inc.*	282	5,113
Viridian Therapeutics, Inc.*	376	5,068
Immunovant, Inc.*	295	5,042
National Beverage Corp.	120	4,985
BrightSpring Health Services, Inc.*	274	4,957
Artivion, Inc.*	201	4,941
Arlo Technologies, Inc.*	493	4,866
Collegium Pharmaceutical, Inc.*	163	4,866
Novavax, Inc.*	757	4,852
Ingles Markets, Inc. — Class A	74	4,820
AMN Healthcare Services, Inc.*	194	4,745
Geron Corp.*	2,983	4,743
Utz Brands, Inc.	333	4,689
LifeStance Health Group, Inc.*	704	4,689
Coursera, Inc.*	701	4,669
RxSight, Inc.*	183	4,621
Liquidia Corp.*	313	4,617
MiMedx Group, Inc.*	603	4,583
Kforce, Inc.	93	4,547
CareDx, Inc.*	256	4,544
Iovance Biotherapeutics, Inc.*	1,360	4,529
Nurix Therapeutics, Inc.*	379	4,503
STAAR Surgical Co.*	251	4,425

32 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Heidrick & Struggles International, Inc.	103	$4,411
Herbalife Ltd.*	510	4,401
Adaptive Biotechnologies Corp.*	589	4,376
Dyne Therapeutics, Inc.*	416	4,351
Kiniksa Pharmaceuticals International plc*	194	4,309
First Advantage Corp.*,1	305	4,297
Janux Therapeutics, Inc.*	159	4,293
Quanex Building Products Corp.	228	4,239
BioLife Solutions, Inc.*	182	4,157
Harrow, Inc.*	155	4,123
89bio, Inc.*	563	4,093
Myriad Genetics, Inc.*	455	4,036
Axogen, Inc.*	216	3,996
Pennant Group, Inc.*	157	3,948
WaVe Life Sciences Ltd.*	486	3,927
Xeris Biopharma Holdings, Inc.*	713	3,914
Cimpress plc*	85	3,845
BrightView Holdings, Inc.*	297	3,813
Healthcare Services Group, Inc.*	375	3,780
Mister Car Wash, Inc.*	478	3,771
Hackett Group, Inc.	129	3,769
Embecta Corp.	295	3,761
Moneylion, Inc.*	43	3,720
Avadel Pharmaceuticals plc*	470	3,680
Intellia Therapeutics, Inc.*	511	3,633
Deluxe Corp.	225	3,557
Udemy, Inc.*	458	3,554
Enliven Therapeutics, Inc.*	179	3,523
Owens & Minor, Inc.*	384	3,468
SpartanNash Co.	171	3,464
Transcat, Inc.*	46	3,425
Evolus, Inc.*	282	3,392
Matthews International Corp. — Class A	152	3,380
Xencor, Inc.*	317	3,373
Replimune Group, Inc.*	345	3,364
Zymeworks, Inc.*	280	3,335
Avanos Medical, Inc.*	231	3,310
Praxis Precision Medicines, Inc.*	87	3,295
John B Sanfilippo & Son, Inc.	46	3,260
Anavex Life Sciences Corp.*,1	379	3,252
Spyre Therapeutics, Inc.*	201	3,243
ARS Pharmaceuticals, Inc.*	251	3,158
Paragon 28, Inc.*	240	3,134
Cass Information Systems, Inc.	69	2,984
Vir Biotechnology, Inc.*	455	2,948
SI-BONE, Inc.*	209	2,932
Orthofix Medical, Inc.*	173	2,822
Cogent Biosciences, Inc.*	468	2,803
OPKO Health, Inc.*	1,653	2,744
B&G Foods, Inc.[1]	396	2,721
Carriage Services, Inc. — Class A	70	2,712
Prothena Corporation plc*	217	2,685
Willdan Group, Inc.*	65	2,647
Castle Biosciences, Inc.*	132	2,643
ArriVent Biopharma, Inc.*	142	2,626
Accolade, Inc.*	372	2,596
Ennis, Inc.	129	2,592
Rocket Pharmaceuticals, Inc.*	388	2,588
Arbutus Biopharma Corp.*	737	2,572
Paysafe Ltd.*	163	2,557
Repay Holdings Corp.*	454	2,529
Sezzle, Inc.*	72	2,512
Cytek Biosciences, Inc.*	618	2,478
Hertz Global Holdings, Inc.*,1	625	2,462
Cross Country Healthcare, Inc.*	165	2,457
Kura Oncology, Inc.*	369	2,435
Immunome, Inc.*	357	2,403
Trevi Therapeutics, Inc.*	375	2,359
Omeros Corp.*	284	2,334
Mission Produce, Inc.*	222	2,327
SunOpta, Inc.*	476	2,313
Mineralys Therapeutics, Inc.*	145	2,303
Arvinas, Inc.*	328	2,303
Green Dot Corp. — Class A*	272	2,296
Varex Imaging Corp.*	197	2,285
Mind Medicine MindMed, Inc.*	382	2,235
Enhabit, Inc.*	254	2,233
Phibro Animal Health Corp. — Class A	104	2,221
Monro, Inc.	153	2,214
Dianthus Therapeutics, Inc.*	122	2,213
ImmunityBio, Inc.*,1	732	2,203
PACS Group, Inc.*	196	2,203
Sage Therapeutics, Inc.*	277	2,202
Arcus Biosciences, Inc.*	277	2,174
KalVista Pharmaceuticals, Inc.*	187	2,158
UroGen Pharma Ltd.*	195	2,157
iRadimed Corp.	41	2,152
ZipRecruiter, Inc. — Class A*	365	2,150
Krispy Kreme, Inc.	436	2,145
MGP Ingredients, Inc.	73	2,145
Surmodics, Inc.*	70	2,137
Seneca Foods Corp. — Class A*	24	2,137
Metsera, Inc.*	78	2,123
Lincoln Educational Services Corp.*	132	2,095
Day One Biopharmaceuticals, Inc.*	264	2,094
Kelly Services, Inc. — Class A	158	2,081
Treace Medical Concepts, Inc.*	248	2,081
OrthoPediatrics Corp.*	84	2,069
Calavo Growers, Inc.	85	2,039
Akebia Therapeutics, Inc.*	1,059	2,033
Zevra Therapeutics, Inc.*	270	2,022
ACCO Brands Corp.	476	1,994
AnaptysBio, Inc.*	107	1,989
Cullinan Therapeutics, Inc.*	262	1,983
Honest Company, Inc.*	417	1,960
Hain Celestial Group, Inc.*	457	1,897
Natural Grocers by Vitamin Cottage, Inc.	47	1,889
AngioDynamics, Inc.*	196	1,840
CorMedix, Inc.*	298	1,836
Altimmune, Inc.*	362	1,810
Central Garden & Pet Co.*	49	1,796
American Public Education, Inc.*	80	1,786

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
EyePoint Pharmaceuticals, Inc.*	329	$1,783
Tourmaline Bio, Inc.*	117	1,780
Bioventus, Inc. — Class A*	194	1,775
Fulgent Genetics, Inc.*	104	1,758
ORIC Pharmaceuticals, Inc.*	313	1,747
Capricor Therapeutics, Inc.*	184	1,746
Niagen Bioscience, Inc.*	251	1,732
Community Health Systems, Inc.*	639	1,725
Tejon Ranch Co.*	107	1,696
REGENXBIO, Inc.*	234	1,673
Village Super Market, Inc. — Class A	44	1,672
Theravance Biopharma, Inc.*	186	1,661
Relay Therapeutics, Inc.*	633	1,658
Verve Therapeutics, Inc.*	362	1,654
Ardent Health Partners, Inc.*	120	1,650
LENZ Therapeutics, Inc.*	64	1,645
Pacific Biosciences of California, Inc.*,1	1,389	1,639
KinderCare Learning Companies, Inc.*	141	1,634
Franklin Covey Co.*	59	1,630
Nuvation Bio, Inc.*	921	1,621
Savara, Inc.*	582	1,612
Tactile Systems Technology, Inc.*	121	1,600
Rigel Pharmaceuticals, Inc.*	88	1,583
Keros Therapeutics, Inc.*	154	1,569
Distribution Solutions Group, Inc.*	55	1,540
USANA Health Sciences, Inc.*	57	1,537
Limoneira Co.	85	1,506
Pulse Biosciences, Inc.*	93	1,496
Zimvie, Inc.*	138	1,490
Organogenesis Holdings, Inc.*	345	1,490
Aldeyra Therapeutics, Inc.*	254	1,461
MaxCyte, Inc.*	532	1,452
Aveanna Healthcare Holdings, Inc.*	266	1,442
Nano-X Imaging Ltd.*,1	278	1,389
Esperion Therapeutics, Inc.*,1	961	1,384
Aura Biosciences, Inc.*	236	1,383
MeiraGTx Holdings plc*	203	1,376
Celcuity, Inc.*	136	1,375
DocGo, Inc.*	517	1,365
Nathan’s Famous, Inc.	14	1,349
CompoSecure, Inc. — Class A	124	1,348
Vanda Pharmaceuticals, Inc.*	290	1,331
Heron Therapeutics, Inc.*,1	597	1,313
Pulmonx Corp.*	193	1,299
SIGA Technologies, Inc.*	236	1,293
Cerus Corp.*	918	1,276
Viemed Healthcare, Inc.*	175	1,274
Erasca, Inc.*	926	1,269
Bicara Therapeutics, Inc.*	97	1,264
Astria Therapeutics, Inc.*	234	1,250
Westrock Coffee Co.*	173	1,249
Maravai LifeSciences Holdings, Inc. — Class A*	563	1,244
OraSure Technologies, Inc.*	367	1,237
Semler Scientific, Inc.*	34	1,231
2seventy bio, Inc.*	249	1,230
Taysha Gene Therapies, Inc.*	884	1,229
Arcturus Therapeutics Holdings, Inc.*	116	1,228
Stoke Therapeutics, Inc.*	183	1,217
Quanterix Corp.*	183	1,191
Ceribell, Inc.*	62	1,191
Atea Pharmaceuticals, Inc.*	393	1,175
Verastem, Inc.*	193	1,164
Phathom Pharmaceuticals, Inc.*	182	1,141
Entrada Therapeutics, Inc.*,1	126	1,139
Sana Biotechnology, Inc.*	672	1,129
OmniAb, Inc.*	469	1,126
Target Hospitality Corp.*	167	1,099
Resources Connection, Inc.	168	1,099
Aquestive Therapeutics, Inc.*	378	1,096
Mama’s Creations, Inc.*	167	1,087
Nevro Corp.*	186	1,086
Custom Truck One Source, Inc.*	256	1,080
Alico, Inc.	36	1,074
Performant Healthcare, Inc.*	359	1,063
Ironwood Pharmaceuticals, Inc. — Class A*	720	1,058
Avita Medical, Inc.*	130	1,058
Absci Corp.*	406	1,019
Precigen, Inc.*	678	1,010
Anika Therapeutics, Inc.*	67	1,007
HF Foods Group, Inc.*	205	1,005
Compass Therapeutics, Inc.*	520	988
National Research Corp. — Class A	77	986
Monte Rosa Therapeutics, Inc.*	208	965
Ocugen, Inc.*	1,357	958
Tyra Biosciences, Inc.*	103	958
Utah Medical Products, Inc.	17	953
Annexon, Inc.*	492	950
Allogene Therapeutics, Inc.*	648	946
Beyond Meat, Inc.*,1	304	927
Cardiff Oncology, Inc.*	293	920
ACELYRIN, Inc.*	372	919
Guardian Pharmacy Services, Inc. — Class A*	43	914
Spire Global, Inc.*	113	914
Olaplex Holdings, Inc.*	705	895
Accuray, Inc.*	489	875
SoundThinking, Inc.*	51	864
Inogen, Inc.*	121	863
NeuroPace, Inc.*	70	860
Rapport Therapeutics, Inc.*	85	853
Quad/Graphics, Inc.	156	850
Y-mAbs Therapeutics, Inc.*	189	837
CVRx, Inc.*	68	832
Terns Pharmaceuticals, Inc.*	299	825
Beta Bionics, Inc.*,1	67	820
XOMA Royalty Corp.*	41	817
Nature’s Sunshine Products, Inc.*	65	816
Inhibrx Biosciences, Inc.*	58	811
iTeos Therapeutics, Inc.*	135	806
Lifecore Biomedical, Inc.*	114	803

34 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Blade Air Mobility, Inc.*	293	$800
Voyager Therapeutics, Inc.*	235	794
TrueBlue, Inc.*	148	786
Fulcrum Therapeutics, Inc.*	271	780
Olema Pharmaceuticals, Inc.*	207	778
Humacyte, Inc.*	447	762
CPI Card Group, Inc.*	26	758
Medifast, Inc.*	55	741
4D Molecular Therapeutics, Inc.*	227	733
Fennec Pharmaceuticals, Inc.*	119	725
Cargo Therapeutics, Inc.*	175	712
Information Services Group, Inc.	181	708
Joint Corp.*	55	687
European Wax Center, Inc. — Class A*	170	671
MediWound Ltd.*	42	652
Alta Equipment Group, Inc.	137	643
Priority Technology Holdings, Inc.*	94	641
Puma Biotechnology, Inc.*	213	630
Cadiz, Inc.*	215	630
Design Therapeutics, Inc.*	160	618
Sanara Medtech, Inc.*	20	617
Nektar Therapeutics*	907	617
Candel Therapeutics, Inc.*	109	616
Acacia Research Corp.*	192	614
Quantum-Si, Inc.*	510	612
Neurogene, Inc.*	52	609
Zenas Biopharma, Inc.*	77	608
Perspective Therapeutics, Inc.*	273	582
ADC Therapeutics S.A.*	410	578
Prime Medicine, Inc.*	289	575
Enanta Pharmaceuticals, Inc.*	103	569
Forrester Research, Inc.*	61	564
Lifeway Foods, Inc.*	23	562
Regulus Therapeutics, Inc.*	321	562
BRC, Inc. — Class A*	267	558
InfuSystem Holdings, Inc.*	101	543
Korro Bio, Inc.*	31	540
Upstream Bio, Inc.*	88	539
Septerna, Inc.*	93	538
Inmune Bio, Inc.*	68	531
Orchestra BioMed Holdings, Inc.*	124	531
Sera Prognostics, Inc. — Class A*	142	523
Beauty Health Co.*	380	509
Alector, Inc.*	411	506
Stereotaxis, Inc.*	285	502
Nkarta, Inc.*	269	495
Editas Medicine, Inc.*	422	490
Quipt Home Medical Corp.*	209	487
C4 Therapeutics, Inc.*	304	486
Maze Therapeutics, Inc.*	44	484
Achieve Life Sciences, Inc.*	176	470
Foghorn Therapeutics, Inc.*	128	467
Kodiak Sciences, Inc.*	166	466
Adverum Biotechnologies, Inc.*	106	463
Zentalis Pharmaceuticals, Inc.*	291	463
Cartesian Therapeutics, Inc.*,1	35	461
Larimar Therapeutics, Inc.*	214	460
Biote Corp. — Class A*	137	456
Coherus Biosciences, Inc.*	565	456
Lyell Immunopharma, Inc.*	818	440
Atossa Therapeutics, Inc.*	644	433
Alumis, Inc.*	70	430
Solid Biosciences, Inc.*	116	429
Neumora Therapeutics, Inc.*	429	429
ProKidney Corp.*	487	427
MBX Biosciences, Inc.*	57	421
Lexeo Therapeutics, Inc.*	119	413
Fate Therapeutics, Inc.*	509	402
MacroGenics, Inc.*	313	398
Sonida Senior Living, Inc.*	17	396
Pliant Therapeutics, Inc.*	290	392
Caribou Biosciences, Inc.*	419	383
Waldencast plc — Class A*	125	375
scPharmaceuticals, Inc.*	137	360
Ventyx Biosciences, Inc.*	310	357
Third Harmonic Bio, Inc.*	101	350
Lineage Cell Therapeutics, Inc.*	752	340
HireQuest, Inc.	28	333
Tango Therapeutics, Inc.*	243	333
Veru, Inc.*	672	329
Chegg, Inc.*	508	325
XBiotech, Inc.*	100	324
Cabaletta Bio, Inc.*	227	314
Telomir Pharmaceuticals, Inc.*	97	313
Black Diamond Therapeutics, Inc.*	201	312
Renovaro, Inc.*	571	310
Cassava Sciences, Inc.*	206	309
Emerald Holding, Inc.	77	303
Biomea Fusion, Inc.*	140	298
Greenwich Lifesciences, Inc.*	31	296
Corbus Pharmaceuticals Holdings, Inc.*	55	292
Innovage Holding Corp.*	96	286
Gyre Therapeutics, Inc.*	36	278
Anteris Technologies Global Corp.*	76	277
Sutro Biopharma, Inc.*	416	271
Lexicon Pharmaceuticals, Inc.*	584	269
TScan Therapeutics, Inc.*	195	269
Ispire Technology, Inc.*	98	268
CervoMed, Inc.*	28	256
FiscalNote Holdings, Inc.*	317	256
Actinium Pharmaceuticals, Inc.*	158	254
Jasper Therapeutics, Inc.*	57	245
Invivyd, Inc.*	403	244
Pyxis Oncology, Inc.*	248	243
Inozyme Pharma, Inc.*	265	241
Forafric Global plc*	28	241
Bluebird Bio, Inc.*	49	239
Applied Therapeutics, Inc.*	489	239
Zura Bio Ltd.*	184	237
Acumen Pharmaceuticals, Inc.*	214	235
HilleVax, Inc.*	161	233
Alto Neuroscience, Inc.*	107	231

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 35

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Artiva Biotherapeutics, Inc.*	74	$222
Inovio Pharmaceuticals, Inc.*	131	214
Nautilus Biotechnology, Inc.*	248	214
X4 Pharmaceuticals, Inc.*	855	202
Mersana Therapeutics, Inc.*	577	199
Shattuck Labs, Inc.*	199	189
Akoya Biosciences, Inc.*	135	188
RAPT Therapeutics, Inc.*	152	185
Contineum Therapeutics, Inc. — Class A*	26	181
Climb Bio, Inc.*	148	181
DLH Holdings Corp.*	43	174
Aerovate Therapeutics, Inc.*	69	173
Zynex, Inc.*,1	78	172
Agenus, Inc.*	109	164
Tenaya Therapeutics, Inc.*	281	160
AirSculpt Technologies, Inc.*,1	68	159
Werewolf Therapeutics, Inc.*	155	151
Cibus, Inc.*	80	150
Kyverna Therapeutics, Inc.*	77	149
Skye Bioscience, Inc.*	92	146
Galectin Therapeutics, Inc.*,1	104	127
Fibrobiologics, Inc.*	140	126
Tevogen Bio Holdings, Inc.*	114	123
Acrivon Therapeutics, Inc.*	60	122
Harvard Bioscience, Inc.*	207	117
Century Therapeutics, Inc.*	237	113
PepGen, Inc.*	79	111
ALX Oncology Holdings, Inc.*	173	108
Generation Bio Co.*	251	102
MarketWise, Inc.	199	98
Ovid therapeutics, Inc.*	300	94
IGM Biosciences, Inc.*	78	90
Fractyl Health, Inc.*	69	82
Outlook Therapeutics, Inc.*	67	82
ModivCare, Inc.*	57	75
Elevation Oncology, Inc.*	284	74
Scilex Holding Co.*	243	60
Prelude Therapeutics, Inc.*	67	51
Q32 Bio, Inc.*	31	51
Verrica Pharmaceuticals, Inc.*	96	42
Boundless Bio, Inc.*	28	42
Metagenomi, Inc.*	28	38
Lyra Therapeutics, Inc.*	246	31
Conduit Pharmaceuticals, Inc.*	1	1
Ligand Pharmaceuticals, Inc.*,†††	23	—
Ligand Pharmaceuticals, Inc.*,†††	23	—
Total Consumer, Non-cyclical		2,855,373

Industrial - 4.5%
Applied Industrial Technologies, Inc.	194	43,716
Mueller Industries, Inc.	562	42,791
Fabrinet*	184	36,342
Casella Waste Systems, Inc. — Class A*	315	35,126
UFP Industries, Inc.	301	32,219
Rocket Lab USA, Inc.*	1,760	31,469
Chart Industries, Inc.*	217	31,326
Fluor Corp.*	862	30,877
NEXTracker, Inc. — Class A*	726	30,594
SPX Technologies, Inc.*	227	29,233
JBT Marel Corp.	237	28,961
Badger Meter, Inc.	148	28,157
Watts Water Technologies, Inc. — Class A	138	28,141
GATX Corp.	180	27,949
Knife River Corp.*	286	25,800
CSW Industrials, Inc.	84	24,488
Moog, Inc. — Class A	141	24,442
Zurn Elkay Water Solutions Corp.	725	23,911
Itron, Inc.*	227	23,781
Novanta, Inc.*	181	23,144
Federal Signal Corp.	303	22,286
Kratos Defense & Security Solutions, Inc.*	745	22,119
Dycom Industries, Inc.*	143	21,785
Franklin Electric Company, Inc.	228	21,405
Matson, Inc.	165	21,148
ESCO Technologies, Inc.	130	20,686
Sanmina Corp.*	271	20,645
Exponent, Inc.	254	20,589
Belden, Inc.	204	20,451
Modine Manufacturing Co.*	260	19,955
Bloom Energy Corp. — Class A*	1,014	19,935
Mueller Water Products, Inc. — Class A	782	19,878
Kadant, Inc.	59	19,878
Boise Cascade Co.	193	18,931
Golar LNG Ltd.	498	18,919
Arcosa, Inc.	244	18,817
EnerSys	198	18,133
Advanced Energy Industries, Inc.	188	17,918
Plexus Corp.*	135	17,298
Enpro, Inc.	106	17,150
Sterling Infrastructure, Inc.*	150	16,982
Granite Construction, Inc.	223	16,814
AeroVironment, Inc.*	141	16,806
Construction Partners, Inc. — Class A*	233	16,746
OSI Systems, Inc.*	80	15,547
Atmus Filtration Technologies, Inc.	422	15,500
Primoris Services Corp.	269	15,443
Cactus, Inc. — Class A	336	15,399
RXO, Inc.*	806	15,395
Mirion Technologies, Inc.*	1,041	15,095
Frontdoor, Inc.*	388	14,907
Griffon Corp.	198	14,157
Joby Aviation, Inc.*,1	2,166	13,039
Terex Corp.	335	12,656
AZZ, Inc.	148	12,374
Enerpac Tool Group Corp.	274	12,292
Leonardo DRS, Inc.	371	12,198
Archer Aviation, Inc. — Class A*	1,625	11,554
Trinity Industries, Inc.	411	11,533
Mercury Systems, Inc.*	263	11,333
Hub Group, Inc. — Class A	303	11,263
Albany International Corp. — Class A	158	10,908
Energizer Holdings, Inc.	362	10,831
Atkore, Inc.	175	10,498

36 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
TTM Technologies, Inc.*	508	$10,419
Vishay Intertechnology, Inc.	627	9,969
AAR Corp.*	176	9,854
Standex International Corp.	59	9,522
Triumph Group, Inc.*	370	9,376
Alamo Group, Inc.	52	9,267
Werner Enterprises, Inc.	314	9,200
MYR Group, Inc.*	81	9,160
O-I Glass, Inc.*	788	9,038
Gibraltar Industries, Inc.*	154	9,034
Hillman Solutions Corp.*	1,000	8,790
Hillenbrand, Inc.	357	8,618
Materion Corp.	104	8,486
Scorpio Tankers, Inc.	225	8,456
Masterbrand, Inc.*	645	8,424
Kennametal, Inc.	395	8,413
ArcBest Corp.	119	8,399
Argan, Inc.	64	8,395
World Kinect Corp.	290	8,224
Tecnoglass, Inc.	114	8,157
Worthington Enterprises, Inc.	160	8,014
Powell Industries, Inc.	47	8,005
Greenbrier Companies, Inc.	156	7,990
Tennant Co.	96	7,656
DHT Holdings, Inc.	687	7,213
Greif, Inc. — Class A	127	6,984
IES Holdings, Inc.*	42	6,935
Benchmark Electronics, Inc.	181	6,883
International Seaways, Inc.	207	6,872
Lindsay Corp.	54	6,832
Knowles Corp.*	442	6,718
NuScale Power Corp.*	455	6,443
CTS Corp.	153	6,357
Enovix Corp.*	827	6,070
Air Transport Services Group, Inc.*	261	5,857
NV5 Global, Inc.*	291	5,608
Helios Technologies, Inc.	170	5,455
Vicor Corp.*	116	5,426
Xometry, Inc. — Class A*	217	5,408
SFL Corporation Ltd.	635	5,207
Apogee Enterprises, Inc.	111	5,143
DXP Enterprises, Inc.*	62	5,100
Tutor Perini Corp.*	220	5,100
Janus International Group, Inc.*	690	4,968
Golden Ocean Group Ltd.	619	4,940
TriMas Corp.	206	4,826
Thermon Group Holdings, Inc.*	170	4,735
Teekay Tankers Ltd. — Class A	121	4,631
Energy Recovery, Inc.*	289	4,592
American Woodmark Corp.*	76	4,471
Proto Labs, Inc.*	124	4,345
PureCycle Technologies, Inc.*	626	4,332
Worthington Steel, Inc.	165	4,179
Napco Security Technologies, Inc.	179	4,121
Dorian LPG Ltd.	184	4,111
Marten Transport Ltd.	295	4,047
Ducommun, Inc.*	69	4,004
Astec Industries, Inc.	116	3,996
Bel Fuse, Inc. — Class B	53	3,968
Cadre Holdings, Inc.	133	3,938
Limbach Holdings, Inc.*	52	3,872
Ichor Holdings Ltd.*	167	3,776
Gorman-Rupp Co.	107	3,756
Pactiv Evergreen, Inc.	207	3,728
Astronics Corp.*	148	3,577
FLEX LNG Ltd.[1]	155	3,563
CECO Environmental Corp.*	149	3,397
Applied Optoelectronics, Inc.*	217	3,331
Sturm Ruger & Company, Inc.	83	3,261
NANO Nuclear Energy, Inc.*,1	123	3,255
Ryerson Holding Corp.	140	3,214
American Superconductor Corp.*	176	3,193
Mesa Laboratories, Inc.	26	3,085
Great Lakes Dredge & Dock Corp.*	336	2,923
Genco Shipping & Trading Ltd.	215	2,872
Metallus, Inc.*	209	2,792
Enviri Corp.*	403	2,680
FARO Technologies, Inc.*	98	2,675
JELD-WEN Holding, Inc.*	430	2,567
Forward Air Corp.*	127	2,551
Nordic American Tankers Ltd.	1,035	2,546
Insteel Industries, Inc.	96	2,525
Columbus McKinnon Corp.	145	2,455
Hyster-Yale, Inc.	59	2,451
LSI Industries, Inc.	144	2,448
Montrose Environmental Group, Inc.*	162	2,310
National Presto Industries, Inc.	26	2,286
Ardagh Metal Packaging S.A.	735	2,220
Myers Industries, Inc.	186	2,219
Willis Lease Finance Corp.	14	2,211
Heartland Express, Inc.	237	2,185
Costamare, Inc.	219	2,155
Smith & Wesson Brands, Inc.	228	2,125
Clearwater Paper Corp.*	83	2,106
Evolv Technologies Holdings, Inc.*	668	2,084
Ardmore Shipping Corp.	211	2,066
Kimball Electronics, Inc.*	124	2,040
Northwest Pipe Co.*	49	2,024
Aspen Aerogels, Inc.*	311	1,987
Eastman Kodak Co.*	307	1,940
Teekay Corporation Ltd.	285	1,872
Covenant Logistics Group, Inc. — Class A	83	1,843
nLight, Inc.*	236	1,834
LSB Industries, Inc.*	271	1,786
Allient, Inc.	75	1,648
Standard BioTools, Inc.*	1,501	1,621
Luxfer Holdings plc	136	1,613
Olympic Steel, Inc.	50	1,576
Intuitive Machines, Inc.*	210	1,565
NVE Corp.	24	1,530
Manitowoc Company, Inc.*	176	1,512
Bowman Consulting Group Ltd.*	69	1,506

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Graham Corp.*	52	$1,499
Byrna Technologies, Inc.*	88	1,482
Greif, Inc. — Class B	24	1,423
CryoPort, Inc.*	221	1,344
Latham Group, Inc.*	206	1,325
MicroVision, Inc.*	1,061	1,316
AerSale Corp.*	171	1,281
Park Aerospace Corp.	93	1,251
Turtle Beach Corp.*	87	1,241
ChargePoint Holdings, Inc.*	1,996	1,208
Ranpak Holdings Corp.*	219	1,187
SmartRent, Inc.*	971	1,175
GrafTech International Ltd.*	1,314	1,149
Centuri Holdings, Inc.*	70	1,147
Safe Bulkers, Inc.	308	1,137
Mistras Group, Inc.*	107	1,132
Radiant Logistics, Inc.*	181	1,113
Pure Cycle Corp.*	106	1,110
Tredegar Corp.*	135	1,040
Park-Ohio Holdings Corp.	45	972
Redwire Corp.*,1	115	953
L B Foster Co. — Class A*	47	925
Universal Logistics Holdings, Inc.	35	918
Karat Packaging, Inc.	34	904
Eve Holding, Inc.*	264	876
Mayville Engineering Company, Inc.*	65	873
Orion Group Holdings, Inc.*	162	847
Himalaya Shipping Ltd.	152	833
Pangaea Logistics Solutions Ltd.	160	762
Bel Fuse, Inc. — Class A	10	721
Smith-Midland Corp.*	23	714
Proficient Auto Logistics, Inc.*	79	661
Concrete Pumping Holdings, Inc.	121	661
Eastern Co.	26	658
Stoneridge, Inc.*	139	638
Gencor Industries, Inc.*	52	632
AMMO, Inc.*	457	631
Omega Flex, Inc.	18	626
Core Molding Technologies, Inc.*	38	577
Arq, Inc.*	132	550
908 Devices, Inc.*	121	542
NN, Inc.*	237	536
Perma-Fix Environmental Services, Inc.*	73	531
Sight Sciences, Inc.*	180	432
Twin Disc, Inc.	57	431
GoPro, Inc. — Class A*	637	422
Taylor Devices, Inc.*	12	387
PAMT CORP*	31	376
NL Industries, Inc.	42	332
Net Power, Inc.*	108	284
Virgin Galactic Holdings, Inc.*,1	91	276
Ultralife Corp.*	51	274
Caesarstone Ltd.*	105	255
Quest Resource Holding Corp.*	88	229
VirTra, Inc.*	55	224
Amprius Technologies, Inc.*	82	220
Southland Holdings, Inc.*	51	152
LanzaTech Global, Inc.*	568	138
374Water, Inc.*	333	113
Bridger Aerospace Group Holdings, Inc.*	49	55
Solidion Technology, Inc.*	250	30
Total Industrial		1,904,432

Consumer, Cyclical - 3.0%
Beacon Roofing Supply, Inc.*	312	38,594
Brinker International, Inc.*	222	33,089
Aurora Innovation, Inc.*	4,841	32,556
Taylor Morrison Home Corp. — Class A*	515	30,921
Meritage Homes Corp.	362	25,658
Champion Homes, Inc.*	270	25,585
Group 1 Automotive, Inc.	66	25,209
FirstCash Holdings, Inc.	194	23,342
Asbury Automotive Group, Inc.*	99	21,863
Cavco Industries, Inc.*	40	20,785
Installed Building Products, Inc.	119	20,404
Abercrombie & Fitch Co. — Class A*	250	19,092
KB Home	322	18,715
Kontoor Brands, Inc.	277	17,764
SkyWest, Inc.*	199	17,387
Shake Shack, Inc. — Class A*	191	16,840
Urban Outfitters, Inc.*	319	16,716
Six Flags Entertainment Corp.*	467	16,658
Rush Enterprises, Inc. — Class A	306	16,344
Boot Barn Holdings, Inc.*	149	16,007
Dorman Products, Inc.*	131	15,791
Academy Sports & Outdoors, Inc.	342	15,599
M/I Homes, Inc.*	135	15,414
H&E Equipment Services, Inc.	162	15,356
Tri Pointe Homes, Inc.*	464	14,811
GMS, Inc.*	196	14,341
Patrick Industries, Inc.	164	13,868
Cinemark Holdings, Inc.	556	13,839
Goodyear Tire & Rubber Co.*	1,434	13,250
UniFirst Corp.	76	13,224
Hilton Grand Vacations, Inc.*	349	13,056
Resideo Technologies, Inc.*	735	13,010
Life Time Group Holdings, Inc.*	424	12,805
Sweetgreen, Inc. — Class A*	505	12,635
Signet Jewelers Ltd.	210	12,193
Cheesecake Factory, Inc.[1]	245	11,922
Peloton Interactive, Inc. — Class A*	1,775	11,218
PriceSmart, Inc.	127	11,157
LCI Industries	125	10,929
Red Rock Resorts, Inc. — Class A	250	10,842
HNI Corp.	241	10,689
VSE Corp.	89	10,679
Visteon Corp.*	137	10,634
American Eagle Outfitters, Inc.	894	10,388
Hanesbrands, Inc.*	1,794	10,351
OPENLANE, Inc.*	533	10,276
Atlanta Braves Holdings, Inc. — Class C*	252	10,082
Acushnet Holdings Corp.	140	9,612
Steven Madden Ltd.	359	9,564

38 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
International Game Technology plc	579	$9,414
Century Communities, Inc.	139	9,327
Green Brick Partners, Inc.*	158	9,213
Phinia, Inc.	212	8,995
Dana, Inc.	664	8,851
OneSpaWorld Holdings Ltd.	511	8,580
REV Group, Inc.	261	8,248
La-Z-Boy, Inc.	210	8,209
Warby Parker, Inc. — Class A*	447	8,149
JetBlue Airways Corp.*	1,580	7,616
Victoria’s Secret & Co.*	400	7,432
United Parks & Resorts, Inc.*	156	7,092
LGI Homes, Inc.*	106	7,046
Papa John’s International, Inc.	167	6,860
Madison Square Garden Entertainment Corp.*	202	6,613
MillerKnoll, Inc.	343	6,565
Sonos, Inc.*	613	6,541
Buckle, Inc.	157	6,016
Foot Locker, Inc.*	424	5,978
AMC Entertainment Holdings, Inc. — Class A*	2,034	5,838
Interface, Inc. — Class A	292	5,793
IMAX Corp.*	218	5,744
Wolverine World Wide, Inc.	404	5,620
Everi Holdings, Inc.*	409	5,591
Sabre Corp.*	1,929	5,421
Adient plc*	421	5,414
G-III Apparel Group Ltd.*	197	5,388
Blue Bird Corp.*	163	5,276
Steelcase, Inc. — Class A	471	5,162
Monarch Casino & Resort, Inc.	65	5,054
National Vision Holdings, Inc.*	395	5,048
Fox Factory Holding Corp.*	215	5,018
Lions Gate Entertainment Corp. — Class B*	630	4,990
MRC Global, Inc.*	429	4,925
Super Group SGHC Ltd.	763	4,914
Winnebago Industries, Inc.	140	4,824
Winmark Corp.	15	4,768
Topgolf Callaway Brands Corp.*	722	4,758
Sally Beauty Holdings, Inc.*	522	4,714
Global Business Travel Group I*	638	4,632
Camping World Holdings, Inc. — Class A	286	4,622
Oxford Industries, Inc.	75	4,400
Cracker Barrel Old Country Store, Inc.	113	4,387
Sonic Automotive, Inc. — Class A	75	4,272
Gentherm, Inc.*	158	4,225
Rush Street Interactive, Inc.*	387	4,149
Allegiant Travel Co. — Class A*	79	4,080
ScanSource, Inc.*	117	3,979
XPEL, Inc.*	128	3,761
Pursuit Attractions and Hospitality, Inc.*	104	3,681
PC Connection, Inc.	58	3,620
BJ’s Restaurants, Inc.*	96	3,289
Portillo’s, Inc. — Class A*,1	275	3,270
First Watch Restaurant Group, Inc.*	193	3,213
Ethan Allen Interiors, Inc.	116	3,213
Dream Finders Homes, Inc. — Class A*	142	3,203
BlueLinx Holdings, Inc.*	42	3,149
Beazer Homes USA, Inc.*	149	3,038
Malibu Boats, Inc. — Class A*	98	3,007
Caleres, Inc.	164	2,826
Bloomin’ Brands, Inc.	392	2,811
Dave & Buster’s Entertainment, Inc.*	158	2,776
Douglas Dynamics, Inc.	116	2,695
Lions Gate Entertainment Corp. — Class A*	303	2,682
Standard Motor Products, Inc.	107	2,667
Hovnanian Enterprises, Inc. — Class A*	25	2,618
Accel Entertainment, Inc.*	263	2,609
Jack in the Box, Inc.	95	2,583
Rush Enterprises, Inc. — Class B	45	2,543
Golden Entertainment, Inc.	96	2,533
Sun Country Airlines Holdings, Inc.*	201	2,476
Daktronics, Inc.*	201	2,448
Wabash National Corp.	219	2,420
Miller Industries, Inc.	57	2,415
American Axle & Manufacturing Holdings, Inc.*	586	2,385
MarineMax, Inc.*	110	2,365
Build-A-Bear Workshop, Inc. — Class A	63	2,342
A-Mark Precious Metals, Inc.	90	2,283
Atlanta Braves Holdings, Inc. — Class A*	52	2,281
Arhaus, Inc.*	261	2,271
Titan International, Inc.*	256	2,148
ODP Corp.*	148	2,121
Forestar Group, Inc.*	96	2,029
Marcus Corp.	121	2,020
Shoe Carnival, Inc.	91	2,001
RCI Hospitality Holdings, Inc.	44	1,889
Nu Skin Enterprises, Inc. — Class A	253	1,837
Titan Machinery, Inc.*	107	1,823
Dine Brands Global, Inc.	77	1,792
Xperi, Inc.*	231	1,783
indie Semiconductor, Inc. — Class A*,1	834	1,697
Lindblad Expeditions Holdings, Inc.*	182	1,687
Arko Corp.	410	1,619
Global Industrial Co.	70	1,568
Kura Sushi USA, Inc. — Class A*	30	1,536
America’s Car-Mart, Inc.*	33	1,498
Haverty Furniture Companies, Inc.	74	1,459
MasterCraft Boat Holdings, Inc.*	84	1,446
Hudson Technologies, Inc.*	226	1,395
Shyft Group, Inc.	172	1,391
EVgo, Inc.*	513	1,365
El Pollo Loco Holdings, Inc.*	131	1,349
Clean Energy Fuels Corp.*	869	1,347
Lovesac Co.*	73	1,327
Potbelly Corp.*	139	1,322
Cooper-Standard Holdings, Inc.*	86	1,317
Petco Health & Wellness Company, Inc.*	426	1,299

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Movado Group, Inc.	77	$1,287
Zumiez, Inc.*	84	1,251
Genesco, Inc.*	54	1,146
Methode Electronics, Inc.	178	1,136
Funko, Inc. — Class A*	157	1,077
Xponential Fitness, Inc. — Class A*	123	1,025
JAKKS Pacific, Inc.	41	1,012
Hyliion Holdings Corp.*	710	994
OneWater Marine, Inc. — Class A*	61	987
ThredUp, Inc. — Class A*	401	966
Weyco Group, Inc.	31	945
Tile Shop Holdings, Inc.*	145	940
Denny’s Corp.*	256	940
Frontier Group Holdings, Inc.*	215	933
Landsea Homes Corp.*	145	931
Hamilton Beach Brands Holding Co. — Class A	45	874
Biglari Holdings, Inc. — Class B*	4	866
Flexsteel Industries, Inc.	23	840
Savers Value Village, Inc.*	119	821
Solid Power, Inc.*	781	820
Aeva Technologies, Inc.*	117	819
Escalade, Inc.	51	780
Reservoir Media, Inc.*	99	755
Superior Group of Companies, Inc.	66	722
Citi Trends, Inc.*	32	708
Full House Resorts, Inc.*	168	702
Sleep Number Corp.*	109	691
Leslie’s, Inc.*	914	672
Designer Brands, Inc. — Class A1	172	628
Rocky Brands, Inc.	36	625
Holley, Inc.*	237	609
Luminar Technologies, Inc.*	112	604
Johnson Outdoors, Inc. — Class A	24	596
Webtoon Entertainment, Inc.*	77	591
Clarus Corp.	155	581
J Jill, Inc.	29	566
Hooker Furnishings Corp.	54	542
Virco Mfg. Corp.	55	520
Wheels Up Experience, Inc.*	457	462
Blink Charging Co.*	490	450
EVI Industries, Inc.	26	436
iRobot Corp.*	150	405
Destination XL Group, Inc.*	273	399
Marine Products Corp.	44	369
SES AI Corp.*	663	345
ONE Group Hospitality, Inc.*	106	317
Lifetime Brands, Inc.	64	316
GrowGeneration Corp.*	285	308
Torrid Holdings, Inc.*,1	54	296
Traeger, Inc.*	175	294
Vera Bradley, Inc.*	127	286
Purple Innovation, Inc.*	289	220
Commercial Vehicle Group, Inc.*	171	197
Livewire Group, Inc.*	93	186
CompX International, Inc.	8	166
Tilly’s, Inc. — Class A*	75	165
United Homes Group, Inc.*	27	76
QVC Group, Inc. — Class B*	5	33
Total Consumer, Cyclical		1,271,581

Technology - 2.6%
ExlService Holdings, Inc.*	791	37,343
CommVault Systems, Inc.*	220	34,707
ACI Worldwide, Inc.*	531	29,051
Rambus, Inc.*	539	27,907
Clearwater Analytics Holdings, Inc. — Class A*	941	25,219
SPS Commerce, Inc.*	190	25,219
Qualys, Inc.*	187	23,549
Varonis Systems, Inc.*	555	22,450
IonQ, Inc.*,1	1,015	22,401
Box, Inc. — Class A*	709	21,880
Tenable Holdings, Inc.*	600	20,988
Insight Enterprises, Inc.*	137	20,549
Workiva, Inc.*	258	19,585
Maximus, Inc.	287	19,571
Silicon Laboratories, Inc.*	161	18,124
Intapp, Inc.*	269	15,704
Waystar Holding Corp.*	397	14,832
Freshworks, Inc. — Class A*	1,041	14,688
Power Integrations, Inc.	285	14,392
SiTime Corp.*	94	14,370
BlackLine, Inc.*	294	14,235
ASGN, Inc.*	218	13,738
WNS Holdings Ltd.*	217	13,343
SoundHound AI, Inc. — Class A*,1	1,630	13,236
Synaptics, Inc.*	199	12,680
Semtech Corp.*	367	12,625
Blackbaud, Inc.*	198	12,286
Zeta Global Holdings Corp. — Class A*	906	12,285
Braze, Inc. — Class A*	332	11,979
C3.ai, Inc. — Class A*	559	11,767
Privia Health Group, Inc.*	520	11,674
Clear Secure, Inc. — Class A	447	11,582
Progress Software Corp.	217	11,178
DigitalOcean Holdings, Inc.*	333	11,119
FormFactor, Inc.*	390	11,033
Impinj, Inc.*	116	10,521
ACV Auctions, Inc. — Class A*	745	10,497
PAR Technology Corp.*	171	10,489
Diodes, Inc.*	230	9,929
Ambarella, Inc.*	194	9,764
NCR Atleos Corp.*	367	9,682
Vertex, Inc. — Class A*	276	9,663
Alignment Healthcare, Inc.*	509	9,478
AvePoint, Inc.*	650	9,386
CSG Systems International, Inc.	146	8,829
Kulicke & Soffa Industries, Inc.	263	8,674
Rapid7, Inc.*	315	8,351
Agilysys, Inc.*	114	8,270
Axcelis Technologies, Inc.*	165	8,196
Alkami Technology, Inc.*	305	8,006

40 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
PagerDuty, Inc.*	437	$7,984
Rigetti Computing, Inc.*,1	951	7,532
AvidXchange Holdings, Inc.*	884	7,496
Pitney Bowes, Inc.	818	7,403
NetScout Systems, Inc.*	352	7,396
Adeia, Inc.	554	7,324
NCR Voyix Corp.*	741	7,225
Phreesia, Inc.*	279	7,131
D-Wave Quantum, Inc.*,1	919	6,984
Photronics, Inc.*	314	6,519
Donnelley Financial Solutions, Inc.*	141	6,163
ACM Research, Inc. — Class A*	259	6,045
Asana, Inc. — Class A*	410	5,974
Appian Corp. — Class A*	205	5,906
Veeco Instruments, Inc.*	283	5,683
Schrodinger Incorporated/United States*	284	5,606
Diebold Nixdorf, Inc.*	128	5,596
Sprout Social, Inc. — Class A*	254	5,585
Evolent Health, Inc. — Class A*	587	5,559
Verint Systems, Inc.*	311	5,551
SolarWinds Corp.	277	5,105
Digi International, Inc.*	182	5,065
Jamf Holding Corp.*	413	5,018
Innodata, Inc.*	137	4,918
Ultra Clean Holdings, Inc.*	225	4,817
NextNav, Inc.*	390	4,746
Penguin Solutions, Inc.*	263	4,568
Grid Dynamics Holdings, Inc.*	291	4,554
PROS Holdings, Inc.*	232	4,415
MaxLinear, Inc. — Class A*	406	4,409
Sapiens International Corporation N.V.	157	4,253
Fastly, Inc. — Class A*	660	4,178
V2X, Inc.*	84	4,120
Amplitude, Inc. — Class A*	394	4,015
Blend Labs, Inc. — Class A*	1,196	4,007
Vimeo, Inc.*	740	3,892
Planet Labs PBC*	1,088	3,677
Cohu, Inc.*	236	3,472
Ibotta, Inc. — Class A*,1	79	3,334
Yext, Inc.*	536	3,302
Olo, Inc. — Class A*	533	3,219
MeridianLink, Inc.*	165	3,057
CEVA, Inc.*	119	3,048
PDF Solutions, Inc.*	158	3,019
Alpha & Omega Semiconductor Ltd.*	120	2,983
Integral Ad Science Holding Corp.*	369	2,974
OneSpan, Inc.	193	2,943
Porch Group, Inc.*	398	2,901
I3 Verticals, Inc. — Class A*	116	2,862
Xerox Holdings Corp.[1]	592	2,859
Enfusion, Inc. — Class A*	251	2,799
Daily Journal Corp.*	7	2,784
N-able, Inc.*	364	2,581
PlayAGS, Inc.*	198	2,398
Cantaloupe, Inc.*	297	2,337
Climb Global Solutions, Inc.	21	2,326
Logility Supply Chain Solutions, Inc. — Class A	160	2,282
Weave Communications, Inc.*	201	2,229
Conduent, Inc.*	805	2,174
Consensus Cloud Solutions, Inc.*	93	2,146
Red Violet, Inc.	56	2,105
Ouster, Inc.*	234	2,101
BigCommerce Holdings, Inc.*	360	2,074
E2open Parent Holdings, Inc.*	1,033	2,066
Life360, Inc.*	53	2,035
Corsair Gaming, Inc.*	228	2,020
Simulations Plus, Inc.	81	1,986
Pagaya Technologies Ltd. — Class A*,1	183	1,918
Mitek Systems, Inc.*	232	1,914
PubMatic, Inc. — Class A*	200	1,828
SEMrush Holdings, Inc. — Class A*	186	1,735
GigaCloud Technology, Inc. — Class A*,1	121	1,718
Bandwidth, Inc. — Class A*	127	1,664
Cerence, Inc.*	209	1,651
Talkspace, Inc.*	625	1,600
Unisys Corp.*	336	1,542
Vishay Precision Group, Inc.*	62	1,494
BigBear.ai Holdings, Inc.*	521	1,490
3D Systems Corp.*	649	1,376
Health Catalyst, Inc.*	302	1,368
Domo, Inc. — Class B*	174	1,350
Digital Turbine, Inc.*	489	1,328
Navitas Semiconductor Corp.*	643	1,318
8x8, Inc.*	645	1,290
Cricut, Inc. — Class A	237	1,221
ReposiTrak, Inc.[1]	59	1,196
Immersion Corp.	156	1,182
Asure Software, Inc.*	122	1,165
IBEX Holdings Ltd.*	47	1,144
EverCommerce, Inc.*	108	1,089
Aehr Test Systems*,1	143	1,042
Digimarc Corp.*	77	987
SkyWater Technology, Inc.*	139	985
Arteris, Inc.*	142	981
Viant Technology, Inc. — Class A*	78	968
Inspired Entertainment, Inc.*	111	948
Rimini Street, Inc.*	271	943
Kaltura, Inc.*	492	925
Definitive Healthcare Corp.*	271	783
Outbrain, Inc.*	198	738
ON24, Inc.*	140	728
Richardson Electronics Ltd.	62	692
Telos Corp.*	279	664
CS Disco, Inc.*	147	601
Rackspace Technology, Inc.*	341	576
Playstudios, Inc.*	447	568
Everspin Technologies, Inc.*	100	510
WM Technology, Inc.*	435	492
eGain Corp.*	96	466
QuickLogic Corp.*	70	358
Rekor Systems, Inc.*	372	330

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 41

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
TTEC Holdings, Inc.*	100	$329
Golden Matrix Group, Inc.*	103	203
Airship AI Holdings, Inc.*	28	108
GCT Semiconductor Holding, Inc.*	39	64
System1, Inc.*	119	45
Total Technology		1,101,474

Energy - 1.3%
ChampionX Corp.	960	28,608
CNX Resources Corp.*	735	23,138
Archrock, Inc.	840	22,042
Magnolia Oil & Gas Corp. — Class A	872	22,027
Core Natural Resources, Inc.	265	20,432
Murphy Oil Corp.	698	19,823
SM Energy Co.	576	17,251
Patterson-UTI Energy, Inc.	1,959	16,103
Noble Corporation plc	669	15,855
California Resources Corp.	351	15,433
Northern Oil & Gas, Inc.	493	14,903
Helmerich & Payne, Inc.	491	12,825
Liberty Energy, Inc. — Class A	797	12,617
Warrior Met Coal, Inc.	261	12,455
Valaris Ltd.*	310	12,171
Gulfport Energy Corp.*	64	11,785
Transocean Ltd.*	3,671	11,637
Oceaneering International, Inc.*	509	11,101
Tidewater, Inc.*	248	10,483
Kinetik Holdings, Inc. — Class A	193	10,024
PBF Energy, Inc. — Class A	507	9,679
Comstock Resources, Inc.*	470	9,560
Crescent Energy Co. — Class A	827	9,295
DNOW, Inc.*	536	9,155
Kodiak Gas Services, Inc.	227	8,467
Peabody Energy Corp.	615	8,333
Seadrill Ltd.*	329	8,225
Sitio Royalties Corp. — Class A	400	7,948
Talos Energy, Inc.*	738	7,173
Alpha Metallurgical Resources, Inc.*	56	7,014
Atlas Energy Solutions, Inc.[1]	374	6,672
Sunrun, Inc.*	1,109	6,499
Sable Offshore Corp.*	256	6,495
Helix Energy Solutions Group, Inc.*	733	6,091
Kosmos Energy Ltd.*	2,377	5,420
Plug Power, Inc.*,1	4,013	5,418
Select Water Solutions, Inc. — Class A	465	4,883
Expro Group Holdings N.V.*	483	4,801
Delek US Holdings, Inc.	315	4,747
NextDecade Corp.*	588	4,575
Aris Water Solutions, Inc. — Class A	137	4,389
Par Pacific Holdings, Inc.*	277	3,950
Bristow Group, Inc.*	125	3,948
SunCoke Energy, Inc.	427	3,928
Array Technologies, Inc.*	777	3,784
Core Laboratories, Inc.	239	3,583
CVR Energy, Inc.*	173	3,356
Solaris Energy Infrastructure, Inc. — Class A	154	3,351
ProPetro Holding Corp.*	442	3,249
Diversified Energy Company plc	239	3,231
Vitesse Energy, Inc.	127	3,123
Innovex International, Inc.*	173	3,107
Vital Energy, Inc.*	146	3,098
REX American Resources Corp.*	78	2,931
Shoals Technologies Group, Inc. — Class A*	854	2,835
Borr Drilling Ltd.[1]	1,203	2,635
Flowco Holdings, Inc. — Class A*	99	2,539
NPK International, Inc.*	424	2,463
Excelerate Energy, Inc. — Class A	83	2,381
RPC, Inc.	432	2,376
TETRA Technologies, Inc.*	639	2,147
VAALCO Energy, Inc.	530	1,993
Nabors Industries Ltd.*	46	1,919
SandRidge Energy, Inc.	163	1,861
Matrix Service Co.*	135	1,678
Riley Exploration Permian, Inc.	57	1,663
Granite Ridge Resources, Inc.	268	1,629
Oil States International, Inc.*	307	1,581
Hallador Energy Co.*	128	1,572
Green Plains, Inc.*	324	1,571
Fluence Energy, Inc.*	312	1,513
BKV Corp.*	72	1,512
Berry Corp.	390	1,252
ASP Isotopes, Inc.*	264	1,238
Natural Gas Services Group, Inc.*	55	1,208
Infinity Natural Resources, Inc. — Class A*	64	1,200
Forum Energy Technologies, Inc.*	59	1,186
Ranger Energy Services, Inc. — Class A	80	1,135
Ramaco Resources, Inc. — Class A	134	1,103
HighPeak Energy, Inc.	75	950
Ring Energy, Inc.*	755	868
ProFrac Holding Corp. — Class A*,1	114	865
DMC Global, Inc.*	100	842
Evolution Petroleum Corp.	156	808
W&T Offshore, Inc.	501	777
Amplify Energy Corp.*	200	748
T1 Energy, Inc.*	571	720
Montauk Renewables, Inc.*	335	700
PrimeEnergy Resources Corp.*	3	684
NACCO Industries, Inc. — Class A	20	675
SEACOR Marine Holdings, Inc.*	125	633
FutureFuel Corp.	132	515
Empire Petroleum Corp.*	76	477
Geospace Technologies Corp.*	63	454
FuelCell Energy, Inc.*,1	87	399
Energy Vault Holdings, Inc.*	529	368
Aemetis, Inc.*	184	320
Stem, Inc.*	772	270
Mammoth Energy Services, Inc.*	124	253
Ramaco Resources, Inc. — Class B	30	213
Sunnova Energy International, Inc.*,1	553	206
TPI Composites, Inc.*,1	235	189
Drilling Tools International Corp.*	59	140

42 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Prairie Operating Co.*	21	$112
Verde Clean Fuels, Inc.*	17	57
SolarMax Technology, Inc.*	22	26
Total Energy		567,650

Communications - 1.1%
Hims & Hers Health, Inc.*	965	28,516
Credo Technology Group Holding Ltd.*	707	28,393
InterDigital, Inc.	127	26,257
Q2 Holdings, Inc.*	296	23,683
Lumen Technologies, Inc.*	5,095	19,972
Telephone & Data Systems, Inc.	496	19,215
EchoStar Corp. — Class A*	613	15,681
AST SpaceMobile, Inc.*,1	674	15,327
TEGNA, Inc.	812	14,795
Cogent Communications Holdings, Inc.	222	13,611
Cargurus, Inc.*	437	12,730
Viavi Solutions, Inc.*	1,108	12,399
Yelp, Inc. — Class A*	320	11,850
Calix, Inc.*	299	10,597
Extreme Networks, Inc.*	650	8,600
Upwork, Inc.*	633	8,261
ePlus, Inc.*	134	8,178
Ziff Davis, Inc.*	212	7,967
Cable One, Inc.	28	7,442
Magnite, Inc.*	640	7,302
DigitalBridge Group, Inc.	809	7,135
Despegar.com Corp.*	359	6,746
Viasat, Inc.*	625	6,512
A10 Networks, Inc.	361	5,899
CommScope Holding Company, Inc.*	1,083	5,751
Applied Digital Corp.*,1	968	5,440
Harmonic, Inc.*	563	5,399
Globalstar, Inc.*	247	5,152
Sprinklr, Inc. — Class A*	589	4,918
QuinStreet, Inc.*	272	4,852
fuboTV, Inc.*	1,571	4,587
Sphere Entertainment Co.*	137	4,483
Revolve Group, Inc.*	196	4,212
Liberty Latin America Ltd. — Class C*	658	4,086
IDT Corp. — Class B	78	4,002
HealthStream, Inc.	124	3,990
Cars.com, Inc.*	324	3,652
ADTRAN Holdings, Inc.*	400	3,488
NETGEAR, Inc.*	142	3,473
Liquidity Services, Inc.*	109	3,380
EverQuote, Inc. — Class A*	127	3,326
Opendoor Technologies, Inc.*	3,178	3,242
Couchbase, Inc.*	201	3,166
Shenandoah Telecommunications Co.	248	3,117
Figs, Inc. — Class A*	662	3,039
Gogo, Inc.*	330	2,845
RealReal, Inc.*	505	2,722
Stagwell, Inc.*	437	2,644
Powerfleet Incorporated NJ*	476	2,613
Sinclair, Inc.	163	2,597
Thryv Holdings, Inc.*	192	2,460
Shutterstock, Inc.[1]	126	2,347
Scholastic Corp.	118	2,228
Grindr, Inc.*	124	2,220
Groupon, Inc.*	118	2,215
Gannett Company, Inc.*	722	2,087
National CineMedia, Inc.	354	2,067
Clear Channel Outdoor Holdings, Inc.*	1,790	1,987
TechTarget, Inc.*	133	1,970
Anterix, Inc.*	52	1,903
Gray Media, Inc.	436	1,883
Clearfield, Inc.*	62	1,843
Boston Omaha Corp. — Class A*	126	1,837
Ribbon Communications, Inc.*	464	1,819
Bumble, Inc. — Class A*	415	1,801
Preformed Line Products Co.	12	1,681
Ooma, Inc.*	127	1,662
Stitch Fix, Inc. — Class A*	476	1,547
Spok Holdings, Inc.	93	1,529
Open Lending Corp. — Class A*	520	1,435
MediaAlpha, Inc. — Class A*	150	1,386
Beyond, Inc.*	232	1,346
Nextdoor Holdings, Inc.*	876	1,340
WideOpenWest, Inc.*	254	1,257
Vivid Seats, Inc. — Class A*	393	1,163
AMC Networks, Inc. — Class A*	163	1,121
Aviat Networks, Inc.*	58	1,112
Gambling.com Group Ltd.*	88	1,111
ATN International, Inc.	54	1,097
Liberty Latin America Ltd. — Class A*	160	1,013
LifeMD, Inc.*	184	1,001
BlackSky Technology, Inc.*,1	129	997
Backblaze, Inc. — Class A*	204	985
EW Scripps Co. — Class A*	312	923
BARK, Inc.*	661	919
Getty Images Holdings, Inc.*	511	884
iHeartMedia, Inc. — Class A*	530	874
Eventbrite, Inc. — Class A*	405	855
Advantage Solutions, Inc.*	539	814
OptimizeRx Corp.*	90	779
1-800-Flowers.com, Inc. — Class A*	129	761
Lands’ End, Inc.*	73	743
Tucows, Inc. — Class A*	40	675
Entravision Communications Corp. — Class A	313	657
Townsquare Media, Inc. — Class A	68	553
Nerdy, Inc.*	382	542
AudioEye, Inc.*	36	400
1stdibs.com, Inc.*	129	392
Cardlytics, Inc.*	209	380
LiveOne, Inc.*	378	264
Vacasa, Inc. — Class A*	49	264
RumbleON, Inc. — Class B*	86	243
Value Line, Inc.	4	155
aka Brands Holding Corp.*	3	40
Solo Brands, Inc. — Class A*	132	22
Total Communications		492,833

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Basic Materials - 0.9%
Carpenter Technology Corp.	242	$43,845
Balchem Corp.	163	27,058
Commercial Metals Co.	573	26,364
Cabot Corp.	267	22,198
Coeur Mining, Inc.*	3,146	18,624
Avient Corp.	455	16,908
Hecla Mining Co.	2,976	16,546
Sensient Technologies Corp.	212	15,779
HB Fuller Co.	276	15,489
Innospec, Inc.	125	11,844
Sylvamo Corp.	175	11,737
Hawkins, Inc.	97	10,274
SSR Mining, Inc.*	1,021	10,241
Minerals Technologies, Inc.	161	10,235
Uranium Energy Corp.*	2,022	9,665
Quaker Chemical Corp.	70	8,653
Ingevity Corp.*	185	7,324
Perimeter Solutions, Inc.*	682	6,868
Constellium SE*	659	6,649
Rogers Corp.*	96	6,483
Stepan Co.	109	5,999
Century Aluminum Co.*	269	4,993
Kaiser Aluminum Corp.	81	4,910
United States Lime & Minerals, Inc.	53	4,684
Centrus Energy Corp. — Class A*	73	4,541
Tronox Holdings plc — Class A	605	4,259
Radius Recycling, Inc. — Class A	134	3,870
Orion S.A.	292	3,776
Ecovyst, Inc.*	592	3,670
Novagold Resources, Inc.*	1,240	3,621
Energy Fuels, Inc.*	946	3,529
AdvanSix, Inc.	130	2,945
Koppers Holdings, Inc.	99	2,772
MAC Copper Ltd. — Class A*	274	2,614
Ivanhoe Electric Incorporated / US*	426	2,475
Oil-Dri Corporation of America	51	2,342
Perpetua Resources Corp.*	196	2,095
Rayonier Advanced Materials, Inc.*	326	1,875
Mativ Holdings, Inc.	275	1,713
Intrepid Potash, Inc.*	56	1,646
Compass Minerals International, Inc.*	176	1,635
Encore Energy Corp.*	919	1,259
Ur-Energy, Inc.*	1,781	1,201
Caledonia Mining Corporation plc	83	1,037
Codexis, Inc.*	365	982
Dakota Gold Corp.*	354	938
i-80 Gold Corp.*	1,597	929
Kronos Worldwide, Inc.	111	830
Lifezone Metals Ltd.*	186	777
Lightwave Logic, Inc.*	612	627
Piedmont Lithium, Inc.*	92	580
American Vanguard Corp.	129	568
Contango ORE, Inc.*	53	541
Northern Technologies International Corp.	40	416
Valhi, Inc.	12	195
Critical Metals Corp.*	40	56
Total Basic Materials		383,684

Utilities - 0.9%
New Jersey Resources Corp.	500	24,530
TXNM Energy, Inc.	453	24,227
Portland General Electric Co.	524	23,370
Spire, Inc.	287	22,458
Southwest Gas Holdings, Inc.	307	22,043
Black Hills Corp.	362	21,955
Brookfield Infrastructure Corp. — Class A	604	21,859
ONE Gas, Inc.	284	21,467
Ormat Technologies, Inc.	290	20,523
ALLETE, Inc.	292	19,185
Northwestern Energy Group, Inc.	310	17,940
MGE Energy, Inc.	183	17,012
Otter Tail Corp.	208	16,717
Avista Corp.	398	16,664
American States Water Co.	189	14,871
California Water Service Group	301	14,586
Chesapeake Utilities Corp.	113	14,513
Hawaiian Electric Industries, Inc.*	875	9,581
SJW Group	168	9,188
Northwest Natural Holding Co.	195	8,330
Middlesex Water Co.	90	5,769
Unitil Corp.	80	4,615
York Water Co.	72	2,497
Ameresco, Inc. — Class A*	163	1,969
Altus Power, Inc.*	387	1,916
Consolidated Water Company Ltd.	77	1,886
Genie Energy Ltd. — Class B	64	963
RGC Resources, Inc.	42	876
Global Water Resources, Inc.	59	608
Total Utilities		382,118

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	139	5,087

Total Common Stocks
(Cost $9,933,478)		12,104,586

WARRANT† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	—
Total Warrant
(Cost $—)		—

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.*	525	—
Oncternal Therapeutics, Inc.*	2	—
Sanofi SA*	160	—
Tobira Therapeutics, Inc.*	80	—
Novartis AG*	262	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $106)		—

44 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 1.1%
Vanguard Russell 2000 ETF	2,883	$232,514
iShares Russell 2000 Index ETF[1]	1,164	232,206
Total Exchange-Traded Funds
(Cost $509,845)		464,720

	Face Amount~
U.S. TREASURY BILLS†† - 5.6%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	$1,153,000	1,152,048
4.20% due 06/12/25[3,4]	1,100,000	1,090,782
4.19% due 06/12/25[3,4]	150,000	148,743
Total U.S. Treasury Bills
(Cost $2,391,565)		2,391,573

REPURCHASE AGREEMENTS††,5 - 67.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	16,255,898	16,255,898
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	12,458,324	12,458,324
Total Repurchase Agreements
(Cost $28,714,222)		28,714,222

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	311,945	311,945
Total Securities Lending Collateral
(Cost $311,945)		311,945

Total Investments - 102.9%
(Cost $41,861,161)		$43,987,046
Other Assets & Liabilities, net - (2.9)%		(1,257,739)
Total Net Assets - 100.0%		$42,729,307

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	88	Jun 2025	$8,919,240	$(188,384)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.09% (SOFR + 0.75%)	At Maturity	06/26/25	2,780	$5,593,409	$(139,408)
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	7,749	15,591,054	(441,462)
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	06/25/25	21,238	42,729,167	(1,211,613)
							$63,913,630	$(1,792,483)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$12,104,586		$—	$—	*	$12,104,586
Warrant	—	*	—	—		—
Rights	—		—	—	*	—
Exchange-Traded Funds	464,720		—	—		464,720
U.S. Treasury Bills	—		2,391,573	—		2,391,573
Repurchase Agreements	—		28,714,222	—		28,714,222
Securities Lending Collateral	311,945		—	—		311,945
Total Assets	$12,881,251		$31,105,795	$—		$43,987,046

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$188,384	$—	$—	$188,384
Equity Index Swap Agreements**	—	1,792,483	—	1,792,483
Total Liabilities	$188,384	$1,792,483	$—	$1,980,867

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

46 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $299,021 of securities loaned (cost $13,146,939)	$15,272,824
Repurchase agreements, at value (cost $28,714,222)	28,714,222
Cash	271
Segregated cash with broker	483
Receivables:
Fund shares sold	1,988,671
Dividends	12,376
Interest	3,474
Securities sold	530
Securities lending income	354
Total assets	45,993,205

Liabilities:
Unrealized depreciation on OTC swap agreements	1,792,483
Payable for:
Swap settlement	535,657
Fund shares redeemed	486,901
Return of securities lending collateral	311,945
Variation margin on futures contracts	44,000
Management fees	27,815
Transfer agent fees	16,093
Distribution and service fees	7,833
Portfolio accounting and administration fees	3,246
Trustees’ fees*	463
Miscellaneous	37,462
Total liabilities	3,263,898
Net assets	$42,729,307

Net assets consist of:
Paid in capital	$70,198,478
Total distributable earnings (loss)	(27,469,171)
Net assets	$42,729,307
Class A:
Net assets	$2,458,789
Capital shares outstanding	18,824
Net asset value per share	$130.62
Maximum offering price per share (Net asset value divided by 95.25%)	$137.13
Class C:
Net assets	$170,627
Capital shares outstanding	1,533
Net asset value per share	$111.30
Class H:
Net assets	$40,099,891
Capital shares outstanding	310,154
Net asset value per share	$129.29

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $624)	$216,495
Interest	1,681,625
Income from securities lending, net	7,479
Total investment income	1,905,599

Expenses:
Management fees	457,346
Distribution and service fees:
Class A	7,424
Class C	2,599
Class H	118,972
Transfer agent fees	108,373
Portfolio accounting and administration fees	104,189
Registration fees	74,669
Interest expense	63,646
Professional fees	13,688
Custodian fees	6,859
Trustees’ fees*	5,757
Miscellaneous	24,106
Total expenses	987,628
Less:
Expenses reimbursed by Adviser	(50,833)
Net expenses	936,795
Net investment income	968,804

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	258,288
Swap agreements	(4,561,686)
Futures contracts	(1,147,963)
Net realized loss	(5,451,361)
Net change in unrealized appreciation (depreciation) on:
Investments	430,577
Swap agreements	(4,917,747)
Futures contracts	(335,291)
Net change in unrealized appreciation (depreciation)	(4,822,461)
Net realized and unrealized loss	(10,273,822)
Net decrease in net assets resulting from operations	$(9,305,018)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 47

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$968,804	$1,046,201
Net realized gain (loss) on investments	(5,451,361)	2,320,619
Net change in unrealized appreciation (depreciation) on investments	(4,822,461)	3,651,488
Net increase (decrease) in net assets resulting from operations	(9,305,018)	7,018,308

Distributions to shareholders:
Class A	(82,758)	(9,839)
Class C	(7,395)	(1,330)
Class H	(974,538)	(145,101)
Total distributions to shareholders	(1,064,691)	(156,270)

Capital share transactions:
Proceeds from sale of shares
Class A	3,968,881	3,532,630
Class C	496,893	222,650
Class H	711,284,119	492,038,872
Distributions reinvested
Class A	82,001	9,769
Class C	6,588	1,240
Class H	969,470	143,726
Cost of shares redeemed
Class A	(3,846,587)	(4,277,624)
Class C	(590,653)	(274,243)
Class H	(710,016,218)	(477,029,453)
Net increase from capital share transactions	2,354,494	14,367,567
Net increase (decrease) in net assets	(8,015,215)	21,229,605

Net assets:
Beginning of year	50,744,522	29,514,917
End of year	$42,729,307	$50,744,522

Capital share activity:
Shares sold
Class A	24,188	26,281
Class C	3,323	1,882
Class H	4,478,966	3,768,377
Shares issued from reinvestment of distributions
Class A	444	75
Class C	42	11
Class H	5,307	1,107
Shares redeemed
Class A	(23,355)	(32,263)
Class C	(4,081)	(2,349)
Class H	(4,469,049)	(3,682,558)
Net increase in shares	15,785	80,563

48 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$162.74	$127.13	$183.91	$227.30	$67.63
Income (loss) from investment operations:
Net investment income (loss)[a]	3.04	3.27	.63	(3.04)	(2.33)
Net gain (loss) on investments (realized and unrealized)	(30.37)	32.88	(57.41)	(36.22)	162.00
Total from investment operations	(27.33)	36.15	(56.78)	(39.26)	159.67
Less distributions from:
Net investment income	(4.79)	(.54)	—	—	—
Net realized gains	—	—	—	(4.13)	—
Total distributions	(4.79)	(.54)	—	(4.13)	—
Net asset value, end of period	$130.62	$162.74	$127.13	$183.91	$227.30

Total Return[b]	(17.65%)	28.57%	(30.87%)	(17.50%)	236.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,459	$2,856	$2,982	$4,025	$8,661
Ratios to average net assets:
Net investment income (loss)	1.87%	2.46%	0.45%	(1.36%)	(1.57%)
Total expenses[c]	1.94%	1.94%	1.89%	1.78%	1.81%
Net expenses[d]	1.84%	1.86%	1.86%	1.78%	1.81%
Portfolio turnover rate	105%	11%	43%	574%	—

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$140.29	$110.50	$161.04	$201.10	$60.28
Income (loss) from investment operations:
Net investment income (loss)[a]	1.58	2.05	(.36)	(3.95)	(2.85)
Net gain (loss) on investments (realized and unrealized)	(25.78)	28.28	(50.18)	(31.98)	143.67
Total from investment operations	(24.20)	30.33	(50.54)	(35.93)	140.82
Less distributions from:
Net investment income	(4.79)	(.54)	—	—	—
Net realized gains	—	—	—	(4.13)	—
Total distributions	(4.79)	(.54)	—	(4.13)	—
Net asset value, end of period	$111.30	$140.29	$110.50	$161.04	$201.10

Total Return[b]	(18.26%)	27.63%	(31.38%)	(18.13%)	233.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171	$316	$299	$540	$673
Ratios to average net assets:
Net investment income (loss)	1.14%	1.79%	(0.30%)	(2.04%)	(2.31%)
Total expenses[c]	2.70%	2.68%	2.64%	2.53%	2.57%
Net expenses[d]	2.60%	2.60%	2.60%	2.53%	2.57%
Portfolio turnover rate	105%	11%	43%	574%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 49

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$161.30	$126.12	$182.59	$225.73	$67.21
Income (loss) from investment operations:
Net investment income (loss)[a]	3.02	3.39	.81	(2.97)	(2.22)
Net gain (loss) on investments (realized and unrealized)	(30.24)	32.33	(57.28)	(36.04)	160.74
Total from investment operations	(27.22)	35.72	(56.47)	(39.01)	158.52
Less distributions from:
Net investment income	(4.79)	(.54)	—	—	—
Net realized gains	—	—	—	(4.13)	—
Total distributions	(4.79)	(.54)	—	(4.13)	—
Net asset value, end of period	$129.29	$161.30	$126.12	$182.59	$225.73

Total Return	(17.74%)	28.46%	(30.93%)	(17.52%)	235.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,100	$47,573	$26,234	$33,076	$71,754
Ratios to average net assets:
Net investment income (loss)	1.91%	2.58%	0.61%	(1.40%)	(1.75%)
Total expenses[c]	1.94%	1.93%	1.91%	1.80%	1.85%
Net expenses[d]	1.84%	1.85%	1.88%	1.80%	1.85%
Portfolio turnover rate	105%	11%	43%	574%	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

50 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 9.2%
U.S. Treasury Bills
4.20% due 06/12/25[1,2]	$450,000	$446,229
4.08% due 04/08/25[2,3]	60,000	59,950
Total U.S. Treasury Bills
(Cost $506,174)		506,179

REPURCHASE AGREEMENTS††,4 - 76.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[1]	2,390,632	2,390,632
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[1]	1,832,152	1,832,152
Total Repurchase Agreements
(Cost $4,222,784)		4,222,784

Total Investments - 85.4%
(Cost $4,728,958)		$4,728,963
Other Assets & Liabilities, net - 14.6%		811,703
Total Net Assets - 100.0%		$5,540,666

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	17	Jun 2025	$1,723,035	$13,389

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.43% (Federal Funds Rate + 0.10%)	At Maturity	06/25/25	1,358	$2,731,778	$113,329
Barclays Bank plc	Russell 2000 Index	Receive	4.69% (SOFR + 0.35%)	At Maturity	06/26/25	1,729	3,478,840	106,182
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	06/26/25	1,563	3,143,695	64,925
							$9,354,313	$284,436

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$506,179	$—	$506,179
Repurchase Agreements	—	4,222,784	—	4,222,784
Equity Futures Contracts**	13,389	—	—	13,389
Equity Index Swap Agreements**	—	284,436	—	284,436
Total Assets	$13,389	$5,013,399	$—	$5,026,788

**	This derivative is reported as unrealized appreciation/depreciation at period end.

52 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $506,174)	$506,179
Repurchase agreements, at value (cost $4,222,784)	4,222,784
Unrealized appreciation on OTC swap agreements	284,436
Receivables:
Fund shares sold	1,777,451
Swap settlement	26,229
Interest	511
Total assets	6,817,590

Liabilities:
Segregated cash due to broker	100,000
Payable for:
Fund shares redeemed	1,159,202
Variation margin on futures contracts	7,224
Management fees	3,142
Transfer agent fees	1,505
Distribution and service fees	892
Portfolio accounting and administration fees	367
Trustees’ fees*	41
Miscellaneous	4,551
Total liabilities	1,276,924
Net assets	$5,540,666

Net assets consist of:
Paid in capital	$85,838,647
Total distributable earnings (loss)	(80,297,981)
Net assets	$5,540,666
Class A:
Net assets	$238,080
Capital shares outstanding	1,519
Net asset value per share	$156.73
Maximum offering price per share (Net asset value divided by 95.25%)	$164.55
Class C:
Net assets	$35,997
Capital shares outstanding	269
Net asset value per share	$133.82
Class H:
Net assets	$5,266,589
Capital shares outstanding	34,273
Net asset value per share	$153.67

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$243,235
Total investment income	243,235

Expenses:
Management fees	42,211
Distribution and service fees:
Class A	498
Class C	541
Class H	11,096
Transfer agent fees	10,010
Portfolio accounting and administration fees	9,619
Registration fees	7,681
Interest expense	5,745
Professional fees	1,358
Custodian fees	846
Trustees’ fees*	616
Miscellaneous	91
Total expenses	90,312
Less:
Expenses reimbursed by Adviser	(4,680)
Net expenses	85,632
Net investment income	157,603

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(261,278)
Futures contracts	(10,387)
Net realized loss	(271,665)
Net change in unrealized appreciation (depreciation) on:
Investments	(43)
Swap agreements	560,148
Futures contracts	15,021
Net change in unrealized appreciation (depreciation)	575,126
Net realized and unrealized gain	303,461
Net increase in net assets resulting from operations	$461,064

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 53

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$157,603	$273,848
Net realized loss on investments	(271,665)	(3,388,789)
Net change in unrealized appreciation (depreciation) on investments	575,126	24,016
Net increase (decrease) in net assets resulting from operations	461,064	(3,090,925)

Distributions to shareholders:
Class A	(6,502)	(18,391)
Class C	(1,781)	(1,874)
Class H	(187,776)	(211,675)
Total distributions to shareholders	(196,059)	(231,940)

Capital share transactions:
Proceeds from sale of shares
Class A	2,254,242	2,307,662
Class C	525,675	185,073
Class H	354,161,894	296,772,405
Distributions reinvested
Class A	6,305	18,231
Class C	1,668	1,778
Class H	180,723	159,258
Cost of shares redeemed
Class A	(2,334,772)	(2,527,999)
Class C	(539,673)	(183,352)
Class H	(357,003,712)	(291,713,723)
Voluntary capital contribution from adviser
Class A	8,493	—
Class C	6,102	—
Class H	112,052	—
Net increase (decrease) from capital share transactions	(2,621,003)	5,019,333
Net increase (decrease) in net assets	(2,355,998)	1,696,468

Net assets:
Beginning of year	7,896,664	6,200,196
End of year	$5,540,666	$7,896,664

Capital share activity*:
Shares sold
Class A	15,960	11,281
Class C	4,251	1,040
Class H	2,531,568	1,534,346
Shares issued from reinvestment of distributions
Class A	55	93
Class C	17	10
Class H	1,602	826
Shares redeemed
Class A	(16,456)	(12,688)
Class C	(4,393)	(1,043)
Class H	(2,549,289)	(1,509,801)
Net increase (decrease) in shares	(16,685)	24,064

*	Reverse share split — Capital share activity has been restated to reflect a 1:20 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

54 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025[d,f]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$152.60	$220.03	$201.80	$210.60	$1,105.88
Income (loss) from investment operations:
Net investment income (loss)[a]	4.68	8.20	1.00	(3.00)	(7.80)
Net gain (loss) on investments (realized and unrealized)	(.05)	(71.03)	17.23 [e]	(5.80)[e]	(887.48)
Total from investment operations	4.63	(62.83)	18.23	(8.80)	(895.28)
Less distributions from:
Net investment income	(5.93)	(4.60)	—	—	—
Total distributions	(5.93)	(4.60)	—	—	—
Voluntary capital contribution from adviser	5.43	—	—	—	—
Net asset value, end of period	$156.73	$152.60	$220.03	$201.80	$210.60

Total Return[b]	8.00%	(29.03%)	9.02%	(4.18%)	(80.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$238	$299	$720	$1,662	$2,286
Ratios to average net assets:
Net investment income (loss)	3.24%	3.92%	0.47%	(1.51%)	(1.61%)
Total expenses	1.84%	1.86%	2.08%	1.76%	1.82%
Net expenses[c]	1.75%	1.79%	2.05%	1.76%	1.82%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2025[d,f]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$132.40	$192.94	$178.16	$187.40	$992.20
Income (loss) from investment operations:
Net investment income (loss)[a]	3.90	5.60	—	(4.00)	(10.00)
Net gain (loss) on investments (realized and unrealized)	(1.15)	(61.54)	14.78 [e]	(5.24)[e]	(794.80)
Total from investment operations	2.75	(55.94)	14.78	(9.24)	(804.80)
Less distributions from:
Net investment income	(5.93)	(4.60)	—	—	—
Total distributions	(5.93)	(4.60)	—	—	—
Voluntary capital contribution from adviser	4.60	—	—	—	—
Net asset value, end of period	$133.82	$132.40	$192.94	$178.16	$187.40

Total Return[b]	7.16%	(29.57%)	8.31%	(4.91%)	(81.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36	$52	$75	$68	$86
Ratios to average net assets:
Net investment income (loss)	3.08%	3.18%	0.01%	(2.26%)	(2.36%)
Total expenses	2.57%	2.60%	2.80%	2.51%	2.57%
Net expenses[c]	2.49%	2.53%	2.77%	2.51%	2.57%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 55

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[d,f]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$149.74	$216.02	$198.34	$208.21	$1,099.09
Income (loss) from investment operations:
Net investment income (loss)[a]	3.96	6.60	1.40	(2.60)	(6.60)
Net gain (loss) on investments (realized and unrealized)	2.43	(68.28)	16.28 [e]	(7.27)[e]	(884.28)
Total from investment operations	6.39	(61.68)	17.68	(9.87)	(890.88)
Less distributions from:
Net investment income	(5.93)	(4.60)	—	—	—
Total distributions	(5.93)	(4.60)	—	—	—
Voluntary capital contribution from adviser	3.47	—	—	—	—
Net asset value, end of period	$153.67	$149.74	$216.02	$198.34	$208.21

Total Return	7.97%	(29.01%)	8.87%	(4.71%)	(81.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,267	$7,546	$5,405	$4,598	$3,923
Ratios to average net assets:
Net investment income (loss)	3.37%	3.71%	0.69%	(1.62%)	(1.70%)
Total expenses	1.92%	1.90%	2.10%	1.82%	1.89%
Net expenses[c]	1.82%	1.82%	2.06%	1.82%	1.89%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Reverse share split – Per share amounts have been restated to reflect a 1:20 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain or loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

On August 5, 2024, the Adviser made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2025 was 3.50%, 3.41% and 2.27% for Class A, Class C and Class H, respectively. See Note 5 in the Notes to Financial Statements.

56 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 83.9%

Technology - 24.0%
Apple, Inc.	47,940	$10,648,912
Microsoft Corp.	23,724	8,905,752
NVIDIA Corp.	78,155	8,470,439
Broadcom, Inc.	14,959	2,504,585
Salesforce, Inc.	3,054	819,571
International Business Machines Corp.	2,951	733,796
Oracle Corp.	5,177	723,796
Accenture plc — Class A	1,996	622,832
Palantir Technologies, Inc. — Class A*	6,542	552,145
Intuit, Inc.	893	548,293
QUALCOMM, Inc.	3,530	542,243
Adobe, Inc.*	1,389	532,723
Advanced Micro Devices, Inc.*	5,171	531,269
ServiceNow, Inc.*	659	524,656
Texas Instruments, Inc.	2,905	522,028
Fiserv, Inc.*	1,816	401,027
Applied Materials, Inc.	2,594	376,441
Analog Devices, Inc.	1,583	319,244
Intel Corp.*	13,818	313,807
Micron Technology, Inc.	3,556	308,981
Lam Research Corp.	4,097	297,852
KLA Corp.	425	288,915
Crowdstrike Holdings, Inc. — Class A*	787	277,481
Cadence Design Systems, Inc.*	876	222,793
Synopsys, Inc.*	493	211,423
Roper Technologies, Inc.	342	201,636
Fortinet, Inc.*	2,030	195,408
Autodesk, Inc.*	686	179,595
Workday, Inc. — Class A*	684	159,735
Paychex, Inc.	1,023	157,828
NXP Semiconductor N.V.	811	154,139
Fair Isaac Corp.*	78	143,845
MSCI, Inc. — Class A	248	140,244
Fidelity National Information Services, Inc.	1,690	126,209
Cognizant Technology Solutions Corp. — Class A	1,578	120,717
Electronic Arts, Inc.	757	109,402
Take-Two Interactive Software, Inc.*	524	108,599
Gartner, Inc.*	245	102,836
Dell Technologies, Inc. — Class C	996	90,785
Broadridge Financial Solutions, Inc.	374	90,680
Monolithic Power Systems, Inc.	153	88,737
ANSYS, Inc.*	279	88,320
Microchip Technology, Inc.	1,717	83,120
HP, Inc.	2,993	82,876
Tyler Technologies, Inc.*	138	80,232
Hewlett Packard Enterprise Co.	4,191	64,667
PTC, Inc.*	384	59,501
Seagate Technology Holdings plc	676	57,426
NetApp, Inc.	649	57,008
Leidos Holdings, Inc.	419	56,540
Super Micro Computer, Inc.*,1	1,607	55,024
ON Semiconductor Corp.*	1,345	54,728
Zebra Technologies Corp. — Class A*	164	46,340
Western Digital Corp.*	1,110	44,877
Teradyne, Inc.	520	42,952
Jack Henry & Associates, Inc.	233	42,546
Akamai Technologies, Inc.*	480	38,640
Skyworks Solutions, Inc.	513	33,155
Paycom Software, Inc.	150	32,772
EPAM Systems, Inc.*	181	30,560
Dayforce, Inc.*	508	29,632
Sandisk Corp.*	1	48
Total Technology		43,452,363

Consumer, Non-cyclical - 14.2%
Eli Lilly & Co.	2,515	2,077,164
UnitedHealth Group, Inc.	2,937	1,538,254
Procter & Gamble Co.	7,483	1,275,253
Johnson & Johnson	7,683	1,274,149
AbbVie, Inc.	5,634	1,180,436
Coca-Cola Co.	12,356	884,937
Philip Morris International, Inc.	4,962	787,618
Abbott Laboratories	5,535	734,218
Merck & Company, Inc.	8,073	724,632
PepsiCo, Inc.	4,377	656,287
Thermo Fisher Scientific, Inc.	1,221	607,570
Intuitive Surgical, Inc.*	1,138	563,617
Amgen, Inc.	1,714	533,997
S&P Global, Inc.	1,007	511,657
Boston Scientific Corp.*	4,703	474,439
Pfizer, Inc.	18,085	458,274
Gilead Sciences, Inc.	3,977	445,623
Danaher Corp.	2,042	418,610
Stryker Corp.	1,097	408,358
Vertex Pharmaceuticals, Inc.*	819	397,068
Automatic Data Processing, Inc.	1,299	396,883
Bristol-Myers Squibb Co.	6,476	394,971
Medtronic plc	4,092	367,707
Altria Group, Inc.	5,409	324,648
Elevance Health, Inc.	740	321,871
Cigna Group	874	287,546
Mondelez International, Inc. — Class A	4,128	280,085
CVS Health Corp.	4,024	272,626
McKesson Corp.	400	269,196
Colgate-Palmolive Co.	2,590	242,683
Zoetis, Inc.	1,429	235,285
Moody’s Corp.	494	230,051
Cintas Corp.	1,095	225,055
Regeneron Pharmaceuticals, Inc.	336	213,101
Becton Dickinson & Co.	916	209,819
PayPal Holdings, Inc.*	3,157	205,994
HCA Healthcare, Inc.	571	197,309
Cencora, Inc. — Class A	551	153,227
Kimberly-Clark Corp.	1,059	150,611
Kenvue, Inc.	6,119	146,733
Kroger Co.	2,125	143,841
Corteva, Inc.	2,188	137,691
Edwards Lifesciences Corp.*	1,882	136,407
Verisk Analytics, Inc. — Class A	451	134,227
Monster Beverage Corp.*	2,235	130,792

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 57

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Keurig Dr Pepper, Inc.	3,810	$130,378
United Rentals, Inc.	208	130,354
Quanta Services, Inc.	471	119,719
GE HealthCare Technologies, Inc.	1,460	117,837
Sysco Corp.	1,561	117,137
IDEXX Laboratories, Inc.*	261	109,607
Agilent Technologies, Inc.	911	106,569
Cardinal Health, Inc.	771	106,221
General Mills, Inc.	1,759	105,171
ResMed, Inc.	469	104,986
Humana, Inc.	385	101,871
Equifax, Inc.	396	96,450
Centene Corp.*	1,583	96,104
IQVIA Holdings, Inc.*	534	94,144
Constellation Brands, Inc. — Class A	496	91,026
Church & Dwight Company, Inc.	785	86,421
Dexcom, Inc.*	1,247	85,158
Kraft Heinz Co.	2,784	84,717
Hershey Co.	472	80,726
Corpay, Inc.*	223	77,764
Global Payments, Inc.	790	77,357
Archer-Daniels-Midland Co.	1,527	73,312
Zimmer Biomet Holdings, Inc.	635	71,869
STERIS plc	314	71,168
Kellanova	858	70,776
Waters Corp.*	190	70,028
McCormick & Company, Inc.	806	66,342
Biogen, Inc.*	467	63,904
Labcorp Holdings, Inc.	266	61,909
Quest Diagnostics, Inc.	355	60,066
Insulet Corp.*	225	59,087
Molina Healthcare, Inc.*	177	58,302
Tyson Foods, Inc. — Class A	913	58,259
Clorox Co.	393	57,869
Baxter International, Inc.	1,629	55,761
Cooper Companies, Inc.*	637	53,731
West Pharmaceutical Services, Inc.	231	51,716
Estee Lauder Companies, Inc. — Class A	748	49,368
Rollins, Inc.	896	48,411
Avery Dennison Corp.	257	45,738
Hologic, Inc.*	717	44,289
Revvity, Inc.	388	41,050
Conagra Brands, Inc.	1,523	40,618
J M Smucker Co.	340	40,259
Align Technology, Inc.*	225	35,744
Universal Health Services, Inc. — Class B	187	35,137
Solventum Corp.*	441	33,534
Molson Coors Beverage Co. — Class B	549	33,418
Viatris, Inc.	3,809	33,176
Bunge Global S.A.	426	32,555
Incyte Corp.*	513	31,062
Moderna, Inc.*	1,081	30,646
Bio-Techne Corp.	505	29,608
Hormel Foods Corp.	929	28,743
Henry Schein, Inc.*	398	27,259
MarketAxess Holdings, Inc.	120	25,962
The Campbell’s Co.	628	25,070
Charles River Laboratories International, Inc.*	164	24,685
Lamb Weston Holdings, Inc.	455	24,252
DaVita, Inc.*	140	21,416
Brown-Forman Corp. — Class B	581	19,719
Total Consumer, Non-cyclical		25,686,055

Financial - 13.2%
Berkshire Hathaway, Inc. — Class B*	5,850	3,115,593
JPMorgan Chase & Co.	8,924	2,189,057
Visa, Inc. — Class A	5,500	1,927,530
Mastercard, Inc. — Class A	2,600	1,425,112
Bank of America Corp.	21,131	881,797
Wells Fargo & Co.	10,496	753,508
Goldman Sachs Group, Inc.	996	544,105
Progressive Corp.	1,870	529,229
American Express Co.	1,771	476,488
Morgan Stanley	3,949	460,730
Blackrock, Inc.	465	440,113
Charles Schwab Corp.	5,438	425,687
Citigroup, Inc.	5,991	425,301
Marsh & McLennan Companies, Inc.	1,567	382,395
Chubb Ltd.	1,189	359,066
Prologis, Inc. REIT	2,958	330,675
Blackstone, Inc. — Class A	2,336	326,526
American Tower Corp. — Class A REIT	1,492	324,659
Intercontinental Exchange, Inc.	1,834	316,365
CME Group, Inc. — Class A	1,150	305,083
Welltower, Inc. REIT	1,944	297,840
Arthur J Gallagher & Co.	812	280,335
Aon plc — Class A	690	275,372
Equinix, Inc. REIT	311	253,574
KKR & Company, Inc. — Class A	2,154	249,024
PNC Financial Services Group, Inc.	1,264	222,173
Capital One Financial Corp.	1,217	218,208
U.S. Bancorp	4,978	210,171
Apollo Global Management, Inc.	1,427	195,413
Bank of New York Mellon Corp.	2,290	192,062
Travelers Companies, Inc.	725	191,734
Aflac, Inc.	1,580	175,680
Allstate Corp.	846	175,181
Truist Financial Corp.	4,200	172,830
American International Group, Inc.	1,894	164,664
Simon Property Group, Inc. REIT	979	162,592
Realty Income Corp. REIT	2,793	162,022
Public Storage REIT	503	150,543
Ameriprise Financial, Inc.	308	149,106
MetLife, Inc.	1,848	148,376
Digital Realty Trust, Inc. REIT	1,010	144,723
Crown Castle, Inc. REIT	1,387	144,567
Discover Financial Services	801	136,731
Prudential Financial, Inc.	1,130	126,198
CBRE Group, Inc. — Class A*	944	123,456
Arch Capital Group Ltd.	1,196	115,031
Hartford Insurance Group, Inc.	918	113,584
VICI Properties, Inc. REIT	3,364	109,734

58 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Willis Towers Watson plc	319	$107,806
CoStar Group, Inc.*	1,345	106,565
Extra Space Storage, Inc. REIT	677	100,528
Nasdaq, Inc.	1,321	100,211
AvalonBay Communities, Inc. REIT	453	97,223
Ventas, Inc. REIT	1,395	95,920
M&T Bank Corp.	530	94,738
Brown & Brown, Inc.	757	94,171
Fifth Third Bancorp	2,138	83,810
State Street Corp.	921	82,457
Raymond James Financial, Inc.	589	81,818
Iron Mountain, Inc. REIT	937	80,620
Equity Residential REIT	1,091	78,094
Cboe Global Markets, Inc.	334	75,581
SBA Communications Corp. REIT	343	75,463
Cincinnati Financial Corp.	500	73,860
Huntington Bancshares, Inc.	4,639	69,631
W R Berkley Corp.	959	68,243
Weyerhaeuser Co. REIT	2,316	67,812
Synchrony Financial	1,241	65,698
T. Rowe Price Group, Inc.	711	65,320
Invitation Homes, Inc. REIT	1,818	63,357
Regions Financial Corp.	2,901	63,039
Essex Property Trust, Inc. REIT	205	62,847
Mid-America Apartment Communities, Inc. REIT	374	62,675
Northern Trust Corp.	626	61,755
Citizens Financial Group, Inc.	1,395	57,153
Principal Financial Group, Inc.	672	56,697
Loews Corp.	564	51,837
KeyCorp	3,179	50,832
Everest Group Ltd.	137	49,776
Kimco Realty Corp. REIT	2,168	46,048
Alexandria Real Estate Equities, Inc. REIT	492	45,515
Healthpeak Properties, Inc. REIT	2,233	45,151
UDR, Inc. REIT	961	43,408
Camden Property Trust REIT	340	41,582
Regency Centers Corp. REIT	521	38,429
Globe Life, Inc.	268	35,301
Assurant, Inc.	164	34,399
Erie Indemnity Co. — Class A	80	33,524
Host Hotels & Resorts, Inc. REIT	2,231	31,703
BXP, Inc. REIT	464	31,176
Federal Realty Investment Trust REIT	246	24,064
Invesco Ltd.	1,430	21,693
Franklin Resources, Inc.	989	19,038
Total Financial		23,836,511

Communications - 12.7%
Amazon.com, Inc.*	30,100	5,726,826
Meta Platforms, Inc. — Class A	6,989	4,028,180
Alphabet, Inc. — Class A	18,615	2,878,624
Alphabet, Inc. — Class C	15,087	2,357,042
Netflix, Inc.*	1,365	1,272,903
Cisco Systems, Inc.	12,710	784,334
AT&T, Inc.	22,908	647,838
Verizon Communications, Inc.	13,434	609,366
Walt Disney Co.	5,769	569,400
Booking Holdings, Inc.	106	488,332
Uber Technologies, Inc.*	6,667	485,758
Comcast Corp. — Class A	12,036	444,128
T-Mobile US, Inc.	1,530	408,066
Palo Alto Networks, Inc.*	2,113	360,562
Arista Networks, Inc.*	3,297	255,452
Motorola Solutions, Inc.	534	233,790
DoorDash, Inc. — Class A*	1,083	197,940
Airbnb, Inc. — Class A*	1,382	165,094
Charter Communications, Inc. — Class A*	308	113,507
Corning, Inc.	2,460	112,619
eBay, Inc.	1,529	103,559
GoDaddy, Inc. — Class A*	451	81,243
Warner Bros Discovery, Inc.*	7,124	76,441
CDW Corp.	425	68,111
Expedia Group, Inc.	394	66,231
VeriSign, Inc.*	260	66,006
FactSet Research Systems, Inc.	121	55,012
Omnicom Group, Inc.	627	51,985
F5, Inc.*	184	48,994
Gen Digital, Inc.	1,731	45,941
Fox Corp. — Class A	697	39,450
Juniper Networks, Inc.	1,057	38,253
News Corp. — Class A	1,207	32,855
Interpublic Group of Companies, Inc.	1,189	32,293
Match Group, Inc.	801	24,991
Paramount Global — Class B	1,899	22,712
Fox Corp. — Class B	421	22,191
News Corp. — Class B	357	10,842
Total Communications		23,026,871

Consumer, Cyclical - 7.0%
Tesla, Inc.*	8,930	2,314,299
Costco Wholesale Corp.	1,417	1,340,170
Walmart, Inc.	13,844	1,215,365
Home Depot, Inc.	3,170	1,161,773
McDonald’s Corp.	2,287	714,390
TJX Companies, Inc.	3,588	437,018
Lowe’s Companies, Inc.	1,802	420,280
Starbucks Corp.	3,625	355,576
O’Reilly Automotive, Inc.*	184	263,595
NIKE, Inc. — Class B	3,770	239,320
Chipotle Mexican Grill, Inc. — Class A*	4,325	217,158
AutoZone, Inc.*	54	205,890
Hilton Worldwide Holdings, Inc.	768	174,759
Marriott International, Inc. — Class A	730	173,886
PACCAR, Inc.	1,674	162,997
Royal Caribbean Cruises Ltd.	791	162,503
Copart, Inc.*	2,798	158,339
Target Corp.	1,462	152,574
General Motors Co.	3,175	149,320
Fastenal Co.	1,830	141,917
WW Grainger, Inc.	142	140,272
Yum! Brands, Inc.	891	140,208
Cummins, Inc.	439	137,600
Ross Stores, Inc.	1,053	134,563

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Ford Motor Co.	12,422	$124,593
DR Horton, Inc.	905	115,053
Lululemon Athletica, Inc.*	358	101,336
Tractor Supply Co.	1,705	93,946
Delta Air Lines, Inc.	2,048	89,293
Lennar Corp. — Class A	745	85,511
Darden Restaurants, Inc.	375	77,910
United Airlines Holdings, Inc.*	1,050	72,503
NVR, Inc.*	10	72,444
PulteGroup, Inc.	647	66,511
Live Nation Entertainment, Inc.*	501	65,420
Carnival Corp.*	3,344	65,308
Southwest Airlines Co.	1,892	63,533
Williams-Sonoma, Inc.	394	62,291
Dollar General Corp.	703	61,815
Ulta Beauty, Inc.*	149	54,615
Deckers Outdoor Corp.*	485	54,228
Genuine Parts Co.	444	52,898
Domino’s Pizza, Inc.	111	50,999
Dollar Tree, Inc.*	645	48,420
Tapestry, Inc.	661	46,541
Best Buy Company, Inc.	621	45,712
Aptiv plc*	732	43,554
Las Vegas Sands Corp.	1,097	42,377
Pool Corp.	121	38,520
CarMax, Inc.*	491	38,259
LKQ Corp.	830	35,308
TKO Group Holdings, Inc.	212	32,396
Ralph Lauren Corp. — Class A	127	28,034
Norwegian Cruise Line Holdings Ltd.*	1,404	26,620
Hasbro, Inc.	419	25,764
Walgreens Boots Alliance, Inc.*	2,289	25,568
Wynn Resorts Ltd.	286	23,881
MGM Resorts International*	714	21,163
Caesars Entertainment, Inc.*	678	16,950
Total Consumer, Cyclical		12,683,046

Industrial - 6.2%
General Electric Co.	3,425	685,514
RTX Corp.	4,251	563,087
Caterpillar, Inc.	1,526	503,275
Union Pacific Corp.	1,928	455,471
Honeywell International, Inc.	2,075	439,381
Boeing Co.*	2,394	408,297
Deere & Co.	809	379,704
Eaton Corporation plc	1,261	342,778
Lockheed Martin Corp.	669	298,849
Waste Management, Inc.	1,166	269,941
GE Vernova, Inc.	880	268,646
United Parcel Service, Inc. — Class B	2,334	256,717
3M Co.	1,733	254,508
Amphenol Corp. — Class A	3,865	253,505
Parker-Hannifin Corp.	411	249,826
TransDigm Group, Inc.	179	247,609
Trane Technologies plc	716	241,235
Northrop Grumman Corp.	434	222,212
General Dynamics Corp.	810	220,790
Illinois Tool Works, Inc.	852	211,305
Emerson Electric Co.	1,800	197,352
CSX Corp.	6,154	181,112
FedEx Corp.	707	172,352
Norfolk Southern Corp.	724	171,479
Johnson Controls International plc	2,107	168,792
Howmet Aerospace, Inc.	1,293	167,741
Carrier Global Corp.	2,577	163,382
Republic Services, Inc. — Class A	648	156,920
TE Connectivity plc	952	134,537
Otis Worldwide Corp.	1,265	130,548
AMETEK, Inc.	738	127,039
L3Harris Technologies, Inc.	601	125,795
Axon Enterprise, Inc.*	232	122,020
Garmin Ltd.	490	106,394
Ingersoll Rand, Inc.	1,286	102,919
Old Dominion Freight Line, Inc.	600	99,270
Westinghouse Air Brake Technologies Corp.	546	99,017
Vulcan Materials Co.	421	98,219
Rockwell Automation, Inc.	361	93,275
Martin Marietta Materials, Inc.	195	93,235
Xylem, Inc.	776	92,701
Keysight Technologies, Inc.*	553	82,823
Fortive Corp.	1,089	79,693
Mettler-Toledo International, Inc.*	67	79,121
Veralto Corp.	790	76,985
Dover Corp.	438	76,948
Teledyne Technologies, Inc.*	149	74,159
Smurfit WestRock plc	1,578	71,105
Lennox International, Inc.	102	57,205
Hubbell, Inc.	172	56,917
Snap-on, Inc.	168	56,618
Packaging Corporation of America	285	56,436
Expeditors International of Washington, Inc.	447	53,752
Trimble, Inc.*	785	51,535
Ball Corp.	952	49,570
Jabil, Inc.	350	47,624
Jacobs Solutions, Inc.	392	47,389
Masco Corp.	677	47,078
Pentair plc	527	46,102
Builders FirstSource, Inc.*	368	45,978
Amcor plc	4,613	44,746
IDEX Corp.	242	43,795
Textron, Inc.	583	42,122
CH Robinson Worldwide, Inc.	379	38,810
Stanley Black & Decker, Inc.	492	37,825
J.B. Hunt Transport Services, Inc.	254	37,579
Allegion plc	278	36,268
Nordson Corp.	173	34,897
Huntington Ingalls Industries, Inc.	125	25,505
A O Smith Corp.	377	24,641
Generac Holdings, Inc.*	190	24,064
Mohawk Industries, Inc.*	168	19,182
Total Industrial		11,143,221

60 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Energy - 3.1%
Exxon Mobil Corp.	13,892	$1,652,176
Chevron Corp.	5,334	892,325
ConocoPhillips	4,072	427,641
Williams Companies, Inc.	3,890	232,466
EOG Resources, Inc.	1,795	230,191
ONEOK, Inc.	1,980	196,456
Schlumberger N.V.	4,471	186,888
Kinder Morgan, Inc.	6,169	176,002
Phillips 66	1,318	162,747
Marathon Petroleum Corp.	1,009	147,001
Hess Corp.	882	140,882
Targa Resources Corp.	696	139,527
Baker Hughes Co.	3,160	138,882
Valero Energy Corp.	1,010	133,391
Occidental Petroleum Corp.	2,156	106,420
Equities Corp.	1,905	101,784
Diamondback Energy, Inc.	597	95,448
Texas Pacific Land Corp.	61	80,824
Devon Energy Corp.	2,096	78,390
Expand Energy Corp.	671	74,696
Halliburton Co.	2,770	70,275
Coterra Energy, Inc. — Class A	2,350	67,915
First Solar, Inc.*	342	43,239
Enphase Energy, Inc.*	423	26,247
APA Corp.	1,181	24,825
Total Energy		5,626,638

Utilities - 2.1%
NextEra Energy, Inc.	6,563	465,251
Southern Co.	3,497	321,549
Duke Energy Corp.	2,477	302,120
Constellation Energy Corp.	998	201,227
American Electric Power Company, Inc.	1,702	185,977
Dominion Energy, Inc.	2,681	150,324
Exelon Corp.	3,208	147,825
Sempra	2,022	144,290
Public Service Enterprise Group, Inc.	1,590	130,857
Xcel Energy, Inc.	1,833	129,758
Vistra Corp.	1,086	127,540
Consolidated Edison, Inc.	1,106	122,312
PG&E Corp.	7,000	120,260
Entergy Corp.	1,369	117,036
WEC Energy Group, Inc.	1,014	110,506
American Water Works Company, Inc.	622	91,757
DTE Energy Co.	662	91,535
Ameren Corp.	861	86,444
PPL Corp.	2,356	85,075
Atmos Energy Corp.	507	78,372
CenterPoint Energy, Inc.	2,080	75,358
Edison International	1,236	72,825
Eversource Energy	1,171	72,731
CMS Energy Corp.	954	71,655
FirstEnergy Corp.	1,637	66,167
NRG Energy, Inc.	647	61,763
NiSource, Inc.	1,500	60,135
Alliant Energy Corp.	819	52,703
Evergy, Inc.	735	50,678
Pinnacle West Capital Corp.	363	34,576
AES Corp.	2,269	28,181
Total Utilities		3,856,787

Basic Materials - 1.4%
Linde plc	1,520	707,773
Sherwin-Williams Co.	739	258,051
Air Products and Chemicals, Inc.	710	209,393
Ecolab, Inc.	804	203,830
Newmont Corp.	3,633	175,401
Freeport-McMoRan, Inc.	4,586	173,626
DuPont de Nemours, Inc.	1,334	99,623
Nucor Corp.	749	90,135
International Paper Co.	1,683	89,788
PPG Industries, Inc.	740	80,919
Dow, Inc.	2,246	78,430
International Flavors & Fragrances, Inc.	816	63,330
LyondellBasell Industries N.V. — Class A	827	58,221
Steel Dynamics, Inc.	452	56,536
CF Industries Holdings, Inc.	556	43,451
Eastman Chemical Co.	368	32,425
Mosaic Co.	1,014	27,388
Albemarle Corp.	375	27,008
Total Basic Materials		2,475,328

Total Common Stocks
(Cost $81,558,616)		151,786,820

	Face Amount
U.S. TREASURY BILLS†† - 15.6%
U.S. Treasury Bills
4.16% due 06/05/25[2,3]	$15,000,000	14,886,385
4.19% due 06/05/25[2,3]	5,000,000	4,962,129
4.20% due 06/12/25[2,3]	4,500,000	4,462,290
4.08% due 04/08/25[3,4]	3,270,000	3,267,300
4.19% due 06/12/25[2,3]	550,000	545,391
Total U.S. Treasury Bills
(Cost $28,123,260)		28,123,495

REPURCHASE AGREEMENTS††,5 - 4.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	4,059,003	4,059,003
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	3,110,770	3,110,770
Total Repurchase Agreements
(Cost $7,169,773)		7,169,773

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	42,175	$42,175
Total Securities Lending Collateral
(Cost $42,175)		42,175

Total Investments - 103.5%
(Cost $116,893,824)		$187,122,263
Other Assets & Liabilities, net - (3.5)%		(6,260,152)
Total Net Assets - 100.0%		$180,862,111

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	148	Jun 2025	$41,856,250	$(277,330)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	06/26/25	5,085	$28,534,474	$(510,248)
Barclays Bank plc	S&P 500 Index	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	5,362	30,089,126	(538,050)
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	19,584	109,901,120	(3,126,955)
							$168,524,720	$(4,175,253)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

62 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$151,786,820	$—	$—	$151,786,820
U.S. Treasury Bills	—	28,123,495	—	28,123,495
Repurchase Agreements	—	7,169,773	—	7,169,773
Securities Lending Collateral	42,175	—	—	42,175
Total Assets	$151,828,995	$35,293,268	$—	$187,122,263

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$277,330	$—	$—	$277,330
Equity Index Swap Agreements**	—	4,175,253	—	4,175,253
Total Liabilities	$277,330	$4,175,253	$—	$4,452,583

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 63

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $41,259 of securities loaned (cost $109,724,051)	$179,952,490
Repurchase agreements, at value (cost $7,169,773)	7,169,773
Cash	153
Segregated cash with broker	437
Receivables:
Fund shares sold	2,180,361
Variation margin on futures contracts	246,050
Dividends	86,172
Interest	867
Securities lending income	12
Total assets	189,636,315

Liabilities:
Unrealized depreciation on OTC swap agreements	4,175,253
Payable for:
Fund shares redeemed	3,558,007
Swap settlement	601,248
Management fees	137,076
Transfer agent fees	78,485
Return of securities lending collateral	42,175
Distribution and service fees	39,033
Portfolio accounting and administration fees	15,993
Trustees’ fees*	2,225
Miscellaneous	124,709
Total liabilities	8,774,204
Net assets	$180,862,111

Net assets consist of:
Paid in capital	$149,109,804
Total distributable earnings (loss)	31,752,307
Net assets	$180,862,111
Class A:
Net assets	$24,829,553
Capital shares outstanding	85,594
Net asset value per share	$290.09
Maximum offering price per share (Net asset value divided by 95.25%)	$304.56
Class C:
Net assets	$1,945,712
Capital shares outstanding	8,371
Net asset value per share	$232.43
Class H:
Net assets	$154,086,846
Capital shares outstanding	532,189
Net asset value per share	$289.53

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $551)	$2,539,165
Interest	1,947,506
Income from securities lending, net	82
Total investment income	4,486,753

Expenses:
Management fees	2,081,175
Distribution and service fees:
Class A	64,325
Class C	17,458
Class H	509,426
Transfer agent fees	493,230
Portfolio accounting and administration fees	474,102
Registration fees	325,136
Interest expense	124,941
Professional fees	60,356
Custodian fees	29,827
Trustees’ fees*	24,927
Line of credit fees	248
Miscellaneous	51,993
Total expenses	4,257,144
Less:
Expenses reimbursed by Adviser	(231,319)
Net expenses	4,025,825
Net investment income	460,928

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,151,670
Swap agreements	9,848,218
Futures contracts	3,963,844
Net realized gain	15,963,732
Net change in unrealized appreciation (depreciation) on:
Investments	8,282,372
Swap agreements	(5,500,482)
Futures contracts	(1,542,245)
Net change in unrealized appreciation (depreciation)	1,239,645
Net realized and unrealized gain	17,203,377
Net increase in net assets resulting from operations	$17,664,305

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

64 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$460,928	$722,620
Net realized gain on investments	15,963,732	45,300,034
Net change in unrealized appreciation (depreciation) on investments	1,239,645	30,294,884
Net increase in net assets resulting from operations	17,664,305	76,317,538

Distributions to shareholders:
Class A	(1,391,849)	(28,390)
Class C	(114,813)	(2,164)
Class H	(9,197,234)	(207,315)
Total distributions to shareholders	(10,703,896)	(237,869)

Capital share transactions:
Proceeds from sale of shares
Class A	8,084,411	6,084,963
Class C	1,676,373	897,471
Class H	3,865,491,204	3,957,107,761
Distributions reinvested
Class A	1,362,270	27,412
Class C	111,585	1,695
Class H	8,077,064	179,251
Cost of shares redeemed
Class A	(8,334,806)	(7,728,261)
Class C	(1,563,657)	(1,894,512)
Class H	(3,960,151,740)	(3,898,800,693)
Net increase (decrease) from capital share transactions	(85,247,296)	55,875,087
Net increase (decrease) in net assets	(78,286,887)	131,954,756

Net assets:
Beginning of year	259,148,998	127,194,242
End of year	$180,862,111	$259,148,998

Capital share activity:
Shares sold
Class A	25,587	28,594
Class C	6,658	4,931
Class H	12,365,403	18,101,898
Shares issued from reinvestment of distributions
Class A	3,952	120
Class C	403	9
Class H	23,475	787
Shares redeemed
Class A	(26,506)	(36,493)
Class C	(6,179)	(11,330)
Class H	(12,673,740)	(17,866,387)
Net increase (decrease) in shares	(280,947)	222,129

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 65

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$286.56	$186.61	$244.03	$195.48	$86.56
Income (loss) from investment operations:
Net investment income (loss)[a]	.70	.90	.31	(1.47)	(.75)
Net gain (loss) on investments (realized and unrealized)	20.45	99.39	(57.73)	55.90	110.89
Total from investment operations	21.15	100.29	(57.42)	54.43	110.14
Less distributions from:
Net investment income	(1.19)	(.34)	—	—	—
Net realized gains	(16.43)	—	—	(5.88)	(1.22)
Total distributions	(17.62)	(.34)	—	(5.88)	(1.22)
Net asset value, end of period	$290.09	$286.56	$186.61	$244.03	$195.48

Total Return[b]	6.40%	53.82%	(23.53%)	27.59%	127.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,830	$23,659	$16,858	$25,694	$21,176
Ratios to average net assets:
Net investment income (loss)	0.22%	0.41%	0.17%	(0.61%)	(0.51%)
Total expenses	1.84%	1.94%	1.85%	1.75%	1.81%
Net expenses[c]	1.74%	1.86%	1.82%	1.75%	1.81%
Portfolio turnover rate	1,197%	1,312%	554%	610%	634%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$234.07	$153.62	$202.40	$164.10	$73.30
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.35)	(.62)	(.99)	(2.70)	(1.51)
Net gain (loss) on investments (realized and unrealized)	17.33	81.41	(47.79)	46.88	93.53
Total from investment operations	15.98	80.79	(48.78)	44.18	92.02
Less distributions from:
Net investment income	(1.19)	(.34)	—	—	—
Net realized gains	(16.43)	—	—	(5.88)	(1.22)
Total distributions	(17.62)	(.34)	—	(5.88)	(1.22)
Net asset value, end of period	$232.43	$234.07	$153.62	$202.40	$164.10

Total Return[b]	5.62%	52.68%	(24.10%)	26.62%	125.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,946	$1,753	$2,132	$4,317	$2,919
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.35%)	(0.65%)	(1.36%)	(1.23%)
Total expenses	2.59%	2.69%	2.59%	2.50%	2.56%
Net expenses[c]	2.49%	2.61%	2.57%	2.50%	2.56%
Portfolio turnover rate	1,197%	1,312%	554%	610%	634%

66 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$286.07	$186.32	$243.65	$195.18	$86.43
Income (loss) from investment operations:
Net investment income (loss)[a]	.64	.89	.31	(1.46)	(.78)
Net gain (loss) on investments (realized and unrealized)	20.44	99.20	(57.64)	55.81	110.75
Total from investment operations	21.08	100.09	(57.33)	54.35	109.97
Less distributions from:
Net investment income	(1.19)	(.34)	—	—	—
Net realized gains	(16.43)	—	—	(5.88)	(1.22)
Total distributions	(17.62)	(.34)	—	(5.88)	(1.22)
Net asset value, end of period	$289.53	$286.07	$186.32	$243.65	$195.18

Total Return	6.39%	53.81%	(23.53%)	27.59%	127.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,087	$233,737	$108,204	$219,097	$123,790
Ratios to average net assets:
Net investment income (loss)	0.20%	0.40%	0.17%	(0.61%)	(0.53%)
Total expenses	1.84%	1.94%	1.85%	1.75%	1.81%
Net expenses[c]	1.74%	1.85%	1.82%	1.75%	1.81%
Portfolio turnover rate	1,197%	1,312%	554%	610%	634%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 46.9%
U.S. Treasury Bills
4.23% due 04/15/25[1]	$2,000,000	$1,996,701
4.19% due 06/12/25[1,2]	1,650,000	1,636,173
4.20% due 06/12/25[1,2]	1,300,000	1,289,106
4.08% due 04/08/25[1,3]	58,000	57,952
Total U.S. Treasury Bills
(Cost $4,979,946)		4,979,932

FEDERAL AGENCY NOTES†† - 28.3%
Federal Home Loan Bank
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	3,000,000	2,999,985
Total Federal Agency Notes
(Cost $3,000,000)		2,999,985

REPURCHASE AGREEMENTS††,4 - 41.4%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	2,487,989	2,487,989
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	1,906,765	1,906,765
Total Repurchase Agreements
(Cost $4,394,754)		4,394,754

Total Investments - 116.6%
(Cost $12,374,700)		$12,374,671
Other Assets & Liabilities, net - (16.6)%		(1,758,082)
Total Net Assets - 100.0%		$10,616,589

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	14	Jun 2025	$3,959,375	$62,497

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	06/25/25	1,691	$9,488,361	$240,138
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	06/26/25	784	4,397,781	78,641
Barclays Bank plc	S&P 500 Index	Receive	4.94% (SOFR + 0.60%)	At Maturity	06/26/25	592	3,320,819	59,382
							$17,206,961	$378,161

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

68 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$4,979,932	$—	$4,979,932
Federal Agency Notes	—	2,999,985	—	2,999,985
Repurchase Agreements	—	4,394,754	—	4,394,754
Equity Futures Contracts**	62,497	—	—	62,497
Equity Index Swap Agreements**	—	378,161	—	378,161
Total Assets	$62,497	$12,752,832	$—	$12,815,329

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 69

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $7,979,946)	$7,979,917
Repurchase agreements, at value (cost $4,394,754)	4,394,754
Cash	6
Segregated cash with broker	147,304
Unrealized appreciation on OTC swap agreements	378,161
Receivables:
Fund shares sold	834,012
Swap settlement	710,246
Interest	19,736
Total assets	14,464,136

Liabilities:
Segregated cash due to broker	999,847
Payable for:
Fund shares redeemed	2,786,872
Variation margin on futures contracts	23,275
Management fees	12,656
Transfer agent fees	5,814
Distribution and service fees	3,712
Portfolio accounting and administration fees	1,477
Trustees’ fees*	155
Miscellaneous	13,739
Total liabilities	3,847,547
Net assets	$10,616,589

Net assets consist of:
Paid in capital	$256,153,916
Total distributable earnings (loss)	(245,537,327)
Net assets	$10,616,589
Class A:
Net assets	$881,938
Capital shares outstanding	7,419
Net asset value per share	$118.88
Maximum offering price per share (Net asset value divided by 95.25%)	$124.81
Class C:
Net assets	$345,754
Capital shares outstanding	3,569
Net asset value per share	$96.88
Class H:
Net assets	$9,388,897
Capital shares outstanding	78,278
Net asset value per share	$119.94

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$831,478
Total investment income	831,478

Expenses:
Management fees	147,228
Distribution and service fees:
Class A	1,569
Class C	3,710
Class H	38,404
Transfer agent fees	34,879
Portfolio accounting and administration fees	33,543
Registration fees	21,648
Interest expense	11,039
Professional fees	5,338
Trustees’ fees*	2,193
Custodian fees	2,104
Line of credit fees	24
Miscellaneous	3,787
Total expenses	305,466
Less:
Expenses reimbursed by Adviser	(16,359)
Net expenses	289,107
Net investment income	542,371

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(152)
Swap agreements	(2,125,009)
Futures contracts	(516,381)
Net realized loss	(2,641,542)
Net change in unrealized appreciation (depreciation) on:
Investments	(4)
Swap agreements	447,623
Futures contracts	64,111
Net change in unrealized appreciation (depreciation)	511,730
Net realized and unrealized loss	(2,129,812)
Net decrease in net assets resulting from operations	$(1,587,441)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

70 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$542,371	$1,056,298
Net realized loss on investments	(2,641,542)	(14,599,817)
Net change in unrealized appreciation (depreciation) on investments	511,730	2,779,772
Net decrease in net assets resulting from operations	(1,587,441)	(10,763,747)

Distributions to shareholders:
Class A	(40,967)	(17,623)
Class C	(26,388)	(18,867)
Class H	(596,905)	(456,022)
Total distributions to shareholders	(664,260)	(492,512)

Capital share transactions:
Proceeds from sale of shares
Class A	3,433,037	2,973,456
Class C	820,249	710,100
Class H	827,752,272	1,167,522,343
Distributions reinvested
Class A	40,918	17,569
Class C	26,388	18,724
Class H	578,519	448,819
Cost of shares redeemed
Class A	(3,124,364)	(2,891,868)
Class C	(809,831)	(696,203)
Class H	(829,427,361)	(1,200,619,495)
Net decrease from capital share transactions	(710,173)	(32,516,555)
Net decrease in net assets	(2,961,874)	(43,772,814)

Net assets:
Beginning of year	13,578,463	57,351,277
End of year	$10,616,589	$13,578,463

Capital share activity*:
Shares sold
Class A	27,687	15,989
Class C	8,138	4,425
Class H	6,947,998	6,327,532
Shares issued from reinvestment of distributions
Class A	402	101
Class C	317	129
Class H	5,628	2,582
Shares redeemed
Class A	(24,978)	(15,457)
Class C	(8,133)	(4,544)
Class H	(6,966,061)	(6,495,362)
Net decrease in shares	(9,002)	(164,605)

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 71

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$138.42	$217.58	$204.13	$296.23	$839.94
Income (loss) from investment operations:
Net investment income (loss)[a]	4.02	7.05	(.20)	(3.55)	(2.90)
Net gain (loss) on investments (realized and unrealized)	(16.05)	(80.66)	13.65	(88.55)	(540.81)
Total from investment operations	(12.03)	(73.61)	13.45	(92.10)	(543.71)
Less distributions from:
Net investment income	(7.51)	(5.55)	—	—	—
Total distributions	(7.51)	(5.55)	—	—	—
Net asset value, end of period	$118.88	$138.42	$217.58	$204.13	$296.23

Total Return[b]	(7.76%)	(34.38%)	6.59%	(31.09%)	(64.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$882	$596	$799	$2,399	$911
Ratios to average net assets:
Net investment income (loss)	3.33%	3.83%	(0.09%)	(1.56%)	(1.67%)
Total expenses	1.87%	1.85%	2.14%	1.77%	1.81%
Net expenses[c]	1.77%	1.77%	2.12%	1.77%	1.81%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$115.42	$183.90	$173.85	$254.16	$726.40
Income (loss) from investment operations:
Net investment income (loss)[a]	2.70	4.80	(.35)	(4.40)	(4.15)
Net gain (loss) on investments (realized and unrealized)	(13.73)	(67.73)	10.40	(75.91)	(468.09)
Total from investment operations	(11.03)	(62.93)	10.05	(80.31)	(472.24)
Less distributions from:
Net investment income	(7.51)	(5.55)	—	—	—
Total distributions	(7.51)	(5.55)	—	—	—
Net asset value, end of period	$96.88	$115.42	$183.90	$173.85	$254.16

Total Return[b]	(8.47%)	(34.87%)	5.78%	31.61%	(65.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$346	$375	$595	$193	$276
Ratios to average net assets:
Net investment income (loss)	2.68%	3.07%	(0.17%)	(2.24%)	(2.43%)
Total expenses	2.60%	2.60%	2.99%	2.50%	2.55%
Net expenses[c]	2.51%	2.52%	2.96%	2.50%	2.55%
Portfolio turnover rate	—	—	—	—	—

72 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$138.98	$218.61	$205.03	$297.24	$842.81
Income (loss) from investment operations:
Net investment income (loss)[a]	3.96	6.80	1.45	(3.55)	(2.75)
Net gain (loss) on investments (realized and unrealized)	(15.49)	(80.88)	12.13	(88.66)	(542.82)
Total from investment operations	(11.53)	(74.08)	13.58	(92.21)	(545.57)
Less distributions from:
Net investment income	(7.51)	(5.55)	—	—	—
Total distributions	(7.51)	(5.55)	—	—	—
Net asset value, end of period	$119.94	$138.98	$218.61	$205.03	$297.24

Total Return	(7.41%)	(34.41%)	6.61%	(31.02%)	(64.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,389	$12,607	$55,957	$13,017	$12,747
Ratios to average net assets:
Net investment income (loss)	3.33%	3.71%	0.59%	(1.55%)	(1.65%)
Total expenses	1.85%	1.84%	2.20%	1.75%	1.81%
Net expenses[c]	1.75%	1.76%	2.16%	1.75%	1.81%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: Class A shares, Class C shares and Class H shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. At March 31, 2025, the Trust consisted of eight Funds.

This report covers the following Funds:

Fund Name	Investment Company Type
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the March 31, 2025, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment

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NOTES TO FINANCIAL STATEMENTS (continued)

management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (continued)

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and distributions of net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at March 31, 2025.

(j) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency

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exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$17,512,962	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	922,195
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	356,252,972	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	16,165,036
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	14,693,200	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,032,883
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	73,247,271	—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	3,622,139

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

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NOTES TO FINANCIAL STATEMENTS (continued)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$38,476,421	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	7,095,531
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	893,580,403	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	26,346,615
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	74,642,466	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,097,109
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	189,374,917	—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	20,598,195

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 31, 2025
Inverse Dow 2x Strategy Fund	$—	$77,202	$77,202
Inverse NASDAQ-100® 2x Strategy Fund	49,377	1,015,246	1,064,623
Inverse Russell 2000® 2x Strategy Fund	13,389	284,436	297,825
Inverse S&P 500® 2x Strategy Fund	62,497	378,161	440,658

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 31, 2025
Dow 2x Strategy Fund	$25,195	$357,328	$382,523
Inverse Dow 2x Strategy Fund	3,602	–	3,602
NASDAQ-100® 2x Strategy Fund	9,142,407	20,502,687	29,645,094
Russell 2000® 2x Strategy Fund	188,384	1,792,483	1,980,867
S&P 500® 2x Strategy Fund	277,330	4,175,253	4,452,583

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Funds’ Schedules of Investments. Variation margin is reported within the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended March 31, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
Dow 2x Strategy Fund	$433,922	$(254,431)	$179,491
Inverse Dow 2x Strategy Fund	(83,642)	(1,099,717)	(1,183,359)
NASDAQ-100® 2x Strategy Fund	(1,395,619)	13,362,532	11,966,913
Inverse NASDAQ-100® 2x Strategy Fund	(11,709,410)	(15,286,692)	(26,996,102)
Russell 2000® 2x Strategy Fund	(1,147,963)	(4,561,686)	(5,709,649)
Inverse Russell 2000® 2x Strategy Fund	(10,387)	(261,278)	(271,665)
S&P 500® 2x Strategy Fund	3,963,844	9,848,218	13,812,062
Inverse S&P 500® 2x Strategy Fund	(516,381)	(2,125,009)	(2,641,390)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
Dow 2x Strategy Fund	$(48,236)	$(956,150)	$(1,004,386)
Inverse Dow 2x Strategy Fund	12,352	162,487	174,839
NASDAQ-100® 2x Strategy Fund	(11,144,294)	(27,987,986)	(39,132,280)
Inverse NASDAQ-100® 2x Strategy Fund	74,121	990,431	1,064,552
Russell 2000® 2x Strategy Fund	(335,291)	(4,917,747)	(5,253,038)
Inverse Russell 2000® 2x Strategy Fund	15,021	560,148	575,169
S&P 500® 2x Strategy Fund	(1,542,245)	(5,500,482)	(7,042,727)
Inverse S&P 500® 2x Strategy Fund	64,111	447,623	511,734

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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NOTES TO FINANCIAL STATEMENTS (continued)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Inverse Dow 2x Strategy Fund	Swap equity agreements	$77,202	$—	$77,202	$—	$—	$77,202
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity agreements	1,015,246	—	1,015,246	—	(815,258)	199,988
Inverse Russell 2000® 2x Strategy Fund	Swap equity agreements	284,436	—	284,436	—	(100,000)	184,436
Inverse S&P 500® 2x Strategy Fund	Swap equity agreements	378,161	—	378,161	—	(279,985)	98,176

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NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Dow 2x Strategy Fund	Swap equity agreements	$357,328	$—	$357,328	$(357,133)	$(195)	$—
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	20,502,687	—	20,502,687	(20,502,687)	—	—
Russell 2000® 2x Strategy Fund	Swap equity agreements	1,792,483	—	1,792,483	(1,792,000)	(483)	—
S&P 500® 2x Strategy Fund	Swap equity agreements	4,175,253	—	4,175,253	(4,174,816)	(437)	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$195	$—
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	31	—
NASDAQ-100® 2x Strategy Fund	Goldman Sachs International	Futures contracts	12,507,230	—
Inverse NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	214	—
	BNP Paribas	Total return swap agreements	—	1,070,000
	Goldman Sachs International	Total return swap agreements	—	960,000
Inverse NASDAQ-100® 2x Strategy Fund Total			214	2,030,000
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	483	—
Inverse Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	20,000
	Goldman Sachs International	Total return swap agreements	—	80,000
Inverse Russell 2000® 2x Strategy Fund Total			—	100,000
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	437	—
Inverse S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	19,847
	BNP Paribas	Total return swap agreements	—	20,000
	Goldman Sachs International	Futures contracts	147,304	—
	Goldman Sachs International	Total return swap agreements	—	960,000
Inverse S&P 500® 2x Strategy Fund Total			147,304	999,847

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution Plans applicable to Class A shares and Class H shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

82 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the year ended March 31, 2025, GFD retained sales charges of $50,893 relating to sales of Class A shares of the Trust.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Additionally, effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Further, effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

On August 5, 2024, the Adviser made a one-time, voluntary capital contribution to the Inverse Russell 2000® 2x Strategy Fund in the amount of $126,647, relating to an operational issue. The amount is recorded as a voluntary capital contribution from adviser within the Fund’s Statements of Changes in Net Assets and the impact of the voluntary capital contribution to the Fund’s total return is included within the Financial Highlights.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and U.S. Bank are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strip
4.36%			0.00%
Due 04/01/25	$80,386,371	$80,396,106	Due 08/15/25	$83,232,516	$81,994,099

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bonds
4.35%			0.75% - 1.63%
Due 04/01/25	61,607,142	61,614,586	Due 10/15/27 - 07/15/28	44,195,424	44,811,239

			U.S. Treasury Notes
			0.38% - 4.38%
			Due 12/31/25 - 01/31/32	12,881,400	12,915,637

			U.S. Treasury Strips
			0.00%
			Due 05/15/41 - 02/15/45	13,447,658	5,111,683

			U.S. Treasury Bond
			4.00%
			Due 11/15/52	800	727
				70,525,282	62,839,286

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

84 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2025, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
NASDAQ-100® 2x Strategy Fund	$406,016	$(406,016)	$—	$418,220	$—	$418,220
Russell 2000® 2x Strategy Fund	299,021	(299,021)	—	311,945	—	311,945
S&P 500® 2x Strategy Fund	41,259	(41,259)	—	42,175	—	42,175

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The tax character of distributions paid during the year ended March 31, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow 2x Strategy Fund	$1,536,437	$—	$1,536,437
Inverse Dow 2x Strategy Fund	173,966	—	173,966
NASDAQ-100® 2x Strategy Fund	78,545,706	—	78,545,706
Inverse NASDAQ-100® 2x Strategy Fund	969,455	—	969,455
Russell 2000® 2x Strategy Fund	1,064,691	—	1,064,691
Inverse Russell 2000® 2x Strategy Fund	196,059	—	196,059
S&P 500® 2x Strategy Fund	10,703,896	—	10,703,896
Inverse S&P 500® 2x Strategy Fund	664,260	—	664,260

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 85

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended March 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow 2x Strategy Fund	$159,313	$—	$159,313
Inverse Dow 2x Strategy Fund	33,659	—	33,659
Inverse NASDAQ-100® 2x Strategy Fund	680,737	—	680,737
Russell 2000® 2x Strategy Fund	156,270	—	156,270
Inverse Russell 2000® 2x Strategy Fund	231,940	—	231,940
S&P 500® 2x Strategy Fund	237,869	—	237,869
Inverse S&P 500® 2x Strategy Fund	492,512	—	492,512

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of March 31, 2025 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Dow 2x Strategy Fund	$672,661	$—	$8,148,867	$—	$8,821,528
Inverse Dow 2x Strategy Fund	141,930	—	77,222	(49,939,681)	(49,720,529)
NASDAQ-100® 2x Strategy Fund	—	—	225,520,175	—	225,520,175
Inverse NASDAQ-100® 2x Strategy Fund	521,151	—	1,015,224	(142,078,561)	(140,542,186)
Russell 2000® 2x Strategy Fund	975,686	—	(236,906)	(28,207,951)	(27,469,171)
Inverse Russell 2000® 2x Strategy Fund	7,952	—	284,442	(80,590,375)	(80,297,981)
S&P 500® 2x Strategy Fund	—	—	31,752,307	—	31,752,307
Inverse S&P 500® 2x Strategy Fund	421,340	—	378,132	(246,336,799)	(245,537,327)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of March 31, 2025, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Inverse Dow 2x Strategy Fund	$(45,282,162)	$(4,657,519)	$(49,939,681)
Inverse NASDAQ-100® 2x Strategy Fund	(127,957,790)	(14,120,771)	(142,078,561)
Russell 2000® 2x Strategy Fund	(23,627,536)	(4,580,415)	(28,207,951)
Inverse Russell 2000® 2x Strategy Fund	(73,547,212)	(7,043,163)	(80,590,375)
Inverse S&P 500® 2x Strategy Fund	(218,223,666)	(28,113,133)	(246,336,799)

For the year ended March 31, 2025, no capital loss carryforward amounts were utilized.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, distributions in connection with redemption of fund shares, and the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs). Additional differences may result from the tax treatment of net operating losses and the “mark-to-market” of certain derivatives. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

86 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following adjustments were made on the Statements of Assets and Liabilities as of March 31, 2025 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Dow 2x Strategy Fund	$3,195,305	$(3,195,305)
NASDAQ-100® 2x Strategy Fund	42,479,100	(42,479,100)
Inverse NASDAQ-100® 2x Strategy Fund	(226,492)	226,492
S&P 500® 2x Strategy Fund	10,395,012	(10,395,012)
Inverse S&P 500® 2x Strategy Fund	(291,407)	291,407

At March 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Dow 2x Strategy Fund	$42,645,646	$8,559,266	$(410,399)	$8,148,867
Inverse Dow 2x Strategy Fund	3,535,457	80,663	(3,441)	77,222
NASDAQ-100® 2x Strategy Fund	574,104,949	248,464,542	(22,944,367)	225,520,175
Inverse NASDAQ-100® 2x Strategy Fund	19,682,857	1,015,261	(37)	1,015,224
Russell 2000® 2x Strategy Fund	42,431,469	2,480,208	(2,717,114)	(236,906)
Inverse Russell 2000® 2x Strategy Fund	4,728,957	284,442	—	284,442
S&P 500® 2x Strategy Fund	151,194,703	36,185,023	(4,432,716)	31,752,307
Inverse S&P 500® 2x Strategy Fund	12,374,700	378,161	(29)	378,132

Note 9 – Securities Transactions

For the year ended March 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Dow 2x Strategy Fund	$446,375,558	$449,147,835
Inverse Dow 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	3,350,364,473	3,618,257,270
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	18,460,661	18,900,814
Inverse Russell 2000® 2x Strategy Fund	—	—
S&P 500® 2x Strategy Fund	2,313,985,593	2,348,229,800
Inverse S&P 500® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended March 31, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Dow 2x Strategy Fund	$34,510,319	$25,545,494	$(97,967)
NASDAQ-100® 2x Strategy Fund	636,191,818	1,032,156,097	609,787
Russell 2000® 2x Strategy Fund	15,893,354	924,170	(140,201)
S&P 500® 2x Strategy Fund	515,350,465	553,414,291	1,693,122

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 87

NOTES TO FINANCIAL STATEMENTS (continued)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On November 18, 2024, a new line of credit agreement was entered into which expires on November 17, 2025. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.07% for the year ended March 31, 2025. The Funds did not have any borrowings outstanding under this agreement at March 31, 2025.

The average daily balances borrowed for the year ended March 31, 2025, were as follows:

Fund	Average Daily Balance
NASDAQ-100® 2x Strategy Fund	$35,052
Inverse NASDAQ-100® 2x Strategy Fund	1,493
Russell 2000® 2x Strategy Fund	19
S&P 500® 2x Strategy Fund	4,079
Inverse S&P 500® 2x Strategy Fund	427

Note 11 – Reverse Share Splits

Effective February 24, 2025, a reverse share split occurred for the following Funds:

Fund	Split Type
Inverse Dow 2x Strategy Fund	One-for-five reverse split
Inverse NASDAQ-100® 2x Strategy Fund	One-for-ten reverse split
Inverse Russell 2000® 2x Strategy Fund	One-for-twenty reverse split
Inverse S&P 500® 2x Strategy Fund	One-for-five reverse split

The effect of the transactions was to divide the number of outstanding shares of each Fund by the noted split ratio, resulting in a corresponding increase in the NAV per share. The share transactions presented in the Statements of Changes in Net Assets and the per share data in the financial highlights have been given retroactive effect to reflect the reverse share split effective February 24, 2025. There were no changes in net assets, results of operations or total return as a result of the transactions.

Note 12 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each

Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

88 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 89

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Rydex Dynamic Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Rydex Dynamic Funds (the “Trust”) (comprising S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100®2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund), (collectively referred to as the “Funds”), including the schedules of investments, as of March 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds constituting Rydex Dynamic Funds at March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
May 28, 2025

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OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2025, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2025, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Dow 2x Strategy Fund	23.35%	23.55%	11.69%	100.00%
Inverse Dow 2x Strategy Fund	0.00%	0.00%	75.00%	0.00%
NASDAQ-100® 2x Strategy Fund	3.09%	3.11%	12.88%	100.00%
Inverse NASDAQ-100® 2x Strategy Fund	0.00%	0.00%	100.00%	0.00%
Russell 2000® 2x Strategy Fund	12.74%	12.17%	66.51%	0.00%
Inverse Russell 2000® 2x Strategy Fund	0.00%	0.00%	97.74%	0.00%
S&P 500® 2x Strategy Fund	9.42%	9.45%	8.75%	100.00%
Inverse S&P 500® 2x Strategy Fund	0.00%	0.00%	93.74%	0.00%

With respect to the taxable year ended March 31, 2025, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Dow 2x Strategy Fund	$—	$1,849,429
NASDAQ-100® 2x Strategy Fund	—	20,376,908

A Brief Note on The Compounding of Returns

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

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OTHER INFORMATION (Unaudited)(concluded)

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

92 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

94 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Note: This is not applicable for any fund included in this document.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management

Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable at this time.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 5, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 5, 2025

* Print the name and title of each signing officer under his or her signature.